     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2002


                                                               FILE NO. 33-70926

                                                                        811-7708

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 9                      [X]


                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]

                                AMENDMENT NO. 16                             [X]


                           PROVIDENT MUTUAL VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                          1000 CHESTERBROOK BOULEVARD
                        BERWYN, PENNSYLVANIA 19312-1181
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000
                             ---------------------

                             JAMES BERNSTEIN, ESQ.,
                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                          1000 CHESTERBROOK BOULEVARD
                             BERWYN, PA 19312-1181
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:


                            DAVID S. GOLDSTEIN, ESQ.

                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, DC 20004-2415
                             ---------------------

     It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


         [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485


         [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

         [ ] on (date) pursuant to paragraph (a) of Rule 485

                     Title of Securities Being Registered:
 Interests in Individual Flexible Premium Deferred Variable Annuity Contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A
                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

     INTERESTS IN INDIVIDUAL FLEXIBLE PREMIUM
        DEFERRED VARIABLE ANNUITY CONTRACTS

                     Issued by

         PROVIDENT MUTUAL VARIABLE ANNUITY
                 SEPARATE ACCOUNT

                        and

      PROVIDENT MUTUAL LIFE INSURANCE COMPANY

           SERVICE CENTER        CORPORATE HEADQUARTERS
       300 CONTINENTAL DRIVE    1000 CHESTERBROOK BLVD.
       NEWARK, DELAWARE 19713  BERWYN, PENNSYLVANIA 19312

               PHONE: 1-800-688-5177
                                                            PROSPECTUS


                                                           May 1, 2002


This prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Provident Mutual Life Insurance Company. This prospectus provides information that a prospective owner should know before investing in the Contract.

You can allocate your Contract's values to:

      -- Provident Mutual Variable Annuity Separate Account (the "Variable Account"), which invests in the portfolios listed on this page; or

      --  the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Variable Account (the "Portfolios") must accompany this prospectus. Please read these documents before investing and save them for future reference.


To learn more about the Contract, you should read the Statement of Additional Information ("SAI") dated May 1, 2002. For a free copy of the SAI, please call or write to us at our Service Center.



The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents for the SAI appears on the last page of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information.


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE NOTE THAT THE CONTRACT AND THE PORTFOLIOS:

      --  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;

      --  ARE NOT FEDERALLY INSURED;

      --  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND

      --  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.


It may not be advantageous to replace existing insurance with the Contract, or to finance the purchase of the Contract through a loan or through withdrawals from another contract.

The following Portfolios are available:

     -- MARKET STREET FUND
        All Pro Broad Equity Portfolio
        All Pro Large Cap Growth Portfolio
        All Pro Large Cap Value Portfolio
        All Pro Small Cap Growth Portfolio
        All Pro Small Cap Value Portfolio
        Equity 500 Index Portfolio
        International Portfolio
        Mid Cap Growth Portfolio
        Balanced Portfolio
        Bond Portfolio
        Money Market Portfolio


     -- SCUDDER VARIABLE SERIES I

        Bond Portfolio
        Growth and Income Portfolio
        International Portfolio

     -- OCC ACCUMULATION TRUST
        Equity Portfolio
        Managed Portfolio
        Small Cap Portfolio

     -- DREYFUS VARIABLE INVESTMENT FUND

        (INITIAL SHARES)

        Growth and Income Portfolio


     -- THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)


     -- FEDERATED INSURANCE SERIES

        Federated Fund for U.S. Government


          Securities II Portfolio


        Federated Utility Fund II Portfolio



     -- FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


        Equity-Income Portfolio


        Growth Portfolio


        High Income Portfolio


        Asset Manager(SM) Portfolio


        Contrafund(R) Portfolio


     -- STRONG VARIABLE INSURANCE FUNDS, INC.
        Strong Mid Cap Growth Fund II

     -- STRONG OPPORTUNITY FUND II, INC.
        Strong Opportunity Fund II

     -- VAN ECK WORLDWIDE INSURANCE TRUST
        Worldwide Bond Portfolio
        Worldwide Emerging Markets Portfolio
        Worldwide Hard Assets Portfolio

        Worldwide Real Estate Portfolio

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                        PAGE
                                        ----
GLOSSARY..............................    1
TABLE OF EXPENSES.....................    3
CONTRACT SUMMARY......................    8
  The Contract........................    8
  Charges and Deductions..............    9
  Annuity Provisions..................   10
  Federal Tax Status..................   10
  Variable Account Financial
     Highlights.......................   10
PMLIC, THE VARIABLE ACCOUNT AND THE
  PORTFOLIOS..........................   11
  Provident Mutual Life Insurance
     Company (PMLIC)..................   11
  Provident Mutual Variable Annuity
     Separate Account (Variable
     Account).........................   11
  The Funds...........................   12
  Resolving Material Conflicts........   20
  Addition, Deletion, or Substitution
     of Investments...................   20
DESCRIPTION OF ANNUITY CONTRACT.......   21
  Purchasing a Contract...............   21
  Cancellation (Free-Look) Period.....   21
  Premiums............................   21
  Allocation of Net Premiums..........   22
  Variable Account Value..............   22
  Transfer Privilege..................   23
  Dollar Cost Averaging...............   24
  Earnings Sweep Program..............   25
  Withdrawals and Surrender...........   26
  Death Benefit Before or After
     Maturity Date....................   27
  Proceeds on Maturity Date...........   28
  Telephone, Fax, or E-Mail
     Requests.........................   29
  Delays in Payments..................   29
  Modification........................   30
  Reports to Contract Owners..........   30
  Contract Inquiries..................   30
THE GUARANTEED ACCOUNT................   30
  Minimum Guaranteed and Current
     Interest Rates...................   30
  Calculation of Guaranteed Account
     Value............................   31
  Transfers from Guaranteed Account...   31
  Payment Deferral....................   31



                                        PAGE
                                        ----
CHARGES AND DEDUCTIONS................   31
  Surrender Charge (Contingent
     Deferred Sales Charge)...........   31
  Administrative Charges..............   32
  Mortality and Expense Risk Charge...   33
  Investment Advisory Fees and Other
     Expenses of the Portfolios.......   33
  Premium Taxes.......................   33
  Other Taxes.........................   33
  Charge Discounts For Sales to
     Certain Contracts................   34
PAYMENT OPTIONS.......................   34
  Election of Payment Options.........   34
  Description of Payment Options......   35
YIELDS AND TOTAL RETURNS..............   35
FEDERAL TAX STATUS....................   37
  Introduction........................   37
  Tax Status of the Contracts.........   37
  Taxation of Annuities -- In
     General..........................   38
  Taxation of Non-Qualified
     Contracts........................   38
  Taxation of Qualified Contracts.....   39
  Foreign Tax Credits.................   40
  Withholding.........................   40
  Possible Changes in Taxation........   41
  Other Tax Consequences..............   41
DISTRIBUTION OF CONTRACTS.............   41
LEGAL PROCEEDINGS.....................   42
VOTING PORTFOLIO SHARES...............   42
FINANCIAL STATEMENTS..................   43
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS...................   44
APPENDIX A -- FINANCIAL HIGHLIGHTS....  A-1

GLOSSARY
--------------------------------------------------------------------------------

ACCUMULATION UNIT
A unit of measure used to calculate Subaccount Value.

ANNUITANT
The person whose life determines the annuity payments payable under the Contract and whose death determines the death benefit.

APPLICATION
The application you must complete to purchase a Contract plus all forms required by us or applicable law.

BENEFICIARY
The person to whom we pay the death benefit upon the death of the Owner or the Annuitant. If the Contract has joint Owners, then the surviving joint Owner is the Beneficiary.

CANCELLATION (FREE-LOOK) PERIOD
The period described in this prospectus during which the Owner may return this Contract for a refund.

CODE
The Internal Revenue Code of 1986, as amended.

CONTRACT
The individual flexible premium deferred variable annuity contract issued by us and offered in this prospectus.

CONTRACT ACCOUNT VALUE
The sum of the Variable Account Value and the Guaranteed Account Value.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.

CONTRACT DATE
The date as of which we issue the Contract and upon which the Contract becomes effective. The Contract Date is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.

FUND
Any mutual fund in which a Subaccount invests.

GENERAL ACCOUNT
The assets that belong to us other than those assets allocated to the Variable Account or any of our other separate accounts.

GUARANTEED ACCOUNT
An account that is part of our General Account and is not part of, or dependent upon, the investment performance of the Variable Account.

GUARANTEED ACCOUNT VALUE
The Net Premiums allocated and amounts transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

MATURITY DATE
The date as of which the Contract Account Value is applied to a Payment Option (or, if you elect to receive a lump sum, the date as of which you will receive the Surrender Value). The latest possible Maturity Date is normally the later of the Contract Anniversary nearest the Annuitant's age 85, or 10 years after the Contract Date. Notwithstanding the Maturity Date, Qualified Contracts may require that distributions begin at an earlier date.

MONEY MARKET SUBACCOUNT
The Subaccount that holds shares of the Money Market Portfolio of Market Street Fund.

NET ASSET VALUE PER SHARE
The value per share of any Portfolio on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for a Portfolio.

NET PREMIUM
The premium you pay less any premium tax deducted from the premium.

NON-QUALIFIED CONTRACT
A Contract that is not a Qualified Contract.

NOTICE
A request or notice in writing or otherwise in a form satisfactory to us that is signed by you and received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

OWNER (YOU, YOUR)
The person who owns the Contract. The Owner is entitled to exercise all rights and privileges provided in the Contract. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. Joint Owners must be spouses.

PAYEE
The person entitled to receive annuity payments under the Contract. The designation of a Payee other than the Annuitant requires our consent.

PAYMENT OPTION
One of the annuity payment options available under the Contract.

PORTFOLIO
An investment portfolio of a Fund.

PMLIC (WE, OUR, US)
Provident Mutual Life Insurance Company.

QUALIFIED CONTRACT
A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

RIDER
An amendment, addition, or endorsement to the Contract that changes the terms of the Contract by: (1) expanding Contract benefits; (2) restricting Contract benefits: or (3) excluding certain conditions from the Contract's coverage. A Rider that is added to the Contract becomes part of the Contract.

SEC
The U.S. Securities and Exchange Commission.

SERVICE CENTER
Our technology and service office at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of the Variable Account.

SUBACCOUNT VALUE
Before the Maturity Date, the amount equal to that part of any Net Premium allocated to a Subaccount plus any amounts transferred to that Subaccount as adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable Surrender Charges and premium tax charges), other charges and any amounts transferred out of that Subaccount.

SURRENDER CHARGE
A charge that we deduct if a withdrawal or surrender occurs during the first six Contract Years. This charge is sometimes called a "contingent deferred sales charge."

SURRENDER VALUE
The Contract Account Value less: (1) any applicable Surrender Charge, (2) premium tax charges not previously deducted, and (3) the annual administration fee, if applicable.

TRANSFER PROCESSING FEE
The fee we charge for additional Subaccount amounts transferred after the twelfth transfer of Subaccount amounts within one Contract Year.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business and on days when trading of shares within a Subaccount is sufficient to affect materially the value of the Subaccount.

VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (usually 4:00 p.m. Eastern Time) and continuing to the close of business on the next Valuation Day.

VARIABLE ACCOUNT
Providentmutual Variable Annuity Separate Account.

VARIABLE ACCOUNT VALUE
The sum of all Subaccount Values.

                               TABLE OF EXPENSES

     The following information regarding expenses assumes that the entire Contract Account Value is in the Variable Account.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Premiums...............  None
Maximum Contingent Deferred Sales
  Charge (as a percentage of amount
  surrendered or withdrawn)..................     6%
Transfer Processing Fee......................     No fee for first twelve transfers in Contract Year.
                                                 $25 fee for each transfer thereafter during Contract
                                                                                                Year.
ANNUAL ADMINISTRATION FEE....................  $30 per Contract Year
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of Variable Account Value)
Mortality and Expense Risk Charges...........  1.25%
Account Fees and Expenses(1).................  0.15%
                                               ----
Total Variable Account
  Annual Expenses............................  1.40%


ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE PERIOD ENDING DECEMBER 31, 2001 (AS A PERCENTAGE OF AVERAGE PORTFOLIO ASSETS):



                                                                             GROSS          NET
                                                                             TOTAL         TOTAL
                                               MANAGEMENT       OTHER        ANNUAL       ANNUAL
PORTFOLIO                                         FEES        EXPENSES      EXPENSES    EXPENSES(3)
---------                                      ----------    -----------    --------    -----------
MARKET STREET FUND (2)
  All Pro Broad Equity Portfolio.............     0.75%         0.25%         1.00%        0.91%
  All Pro Large Cap Growth Portfolio.........     0.70%         0.34%         1.04%        0.90%
  All Pro Large Cap Value Portfolio..........     0.70%         0.34%         1.04%        0.90%
  All Pro Small Cap Growth Portfolio.........     0.90%         0.34%         1.24%        1.10%
  All Pro Small Cap Value Portfolio..........     0.90%         0.35%         1.25%        1.10%
  Equity 500 Index Portfolio.................     0.24%         0.29%         0.53%        0.28%
  International Portfolio....................     0.75%         0.33%         1.08%        1.08%
  Mid Cap Growth Portfolio...................     0.75%         0.26%         1.01%        0.95%
  Balanced Portfolio.........................     0.55%         0.27%         0.82%        0.82%
  Bond Portfolio.............................     0.40%         0.29%         0.69%        0.68%
  Money Market Portfolio.....................     0.25%         0.28%         0.53%        0.50%
SCUDDER VARIABLE SERIES I
  Bond Portfolio.............................     0.48%         0.09%         0.57%        0.57%
  Growth and Income Portfolio................     0.48%         0.08%         0.56%        0.56%
  International Portfolio....................     0.84%         0.16%         1.00%        1.00%
OCC ACCUMULATION
  Equity Portfolio...........................     0.80%         0.13%         0.93%        0.93%
  Managed Portfolio..........................     0.78%         0.10%         0.88%        0.88%
  Small Cap Portfolio........................     0.80%         0.10%         0.90%        0.90%
DREYFUS VARIABLE INVESTMENT FUND (INITIAL
  SHARES)
  Growth and Income Portfolio................     0.75%         0.05%         0.80%        0.80%

                                                                             GROSS          NET
                                                                             TOTAL         TOTAL
                                               MANAGEMENT       OTHER        ANNUAL       ANNUAL
PORTFOLIO                                         FEES        EXPENSES      EXPENSES    EXPENSES(3)
---------                                      ----------    -----------    --------    -----------
THE DREYFUS SOCIALLY RESPONSIBLE
  GROWTH FUND, INC. (INITIAL SHARES).........     0.75%         0.03%         0.78%        0.78%
FEDERATED INSURANCE SERIES
  Federated Fund for U.S. Government
     Securities II Portfolio.................     0.60%         0.39%         0.99%        0.74%
  Federated Utility Fund II Portfolio........     0.75%         0.42%         1.17%        0.92%
FIDELITY VARIABLE INSURANCE PRODUCTS
  (INITIAL CLASS)(4)
  Equity-Income Portfolio....................     0.48%         0.10%         0.58%        0.57%
  Growth Portfolio...........................     0.58%         0.10%         0.68%        0.65%
  High Income Portfolio......................     0.58%         0.13%         0.71%        0.70%
  Asset Manager(SM) Portfolio................     0.53%         0.11%         0.64%        0.63%
  Contrafund(R) Portfolio....................     0.58%         0.10%         0.68%        0.64%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II Portfolio...........     0.75%         0.65%         1.40%        1.20%
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II Portfolio..............     0.75%         0.65%         1.40%        1.10%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio...................     1.00%         0.24%         1.24%        1.19%
  Worldwide Emerging Markets Portfolio.......     1.00%         0.30%         1.30%        1.28%
  Worldwide Hard Assets Portfolio............     1.00%         0.18%         1.18%        1.15%
  Worldwide Real Estate Portfolio............     1.00%         0.62%         1.62%        1.50%



     Premium taxes may be applicable, depending on the laws of your state.



     The above Table of Expenses is intended to assist you in understanding the costs and expenses that you will bear, directly or indirectly. Except as stated in the footnotes below, the table reflects expenses of the Variable Account and the Funds for the 2001 calendar year. For a more complete description of costs and expenses, see "Charges and Deductions" and the prospectuses of each Portfolio.

---------------

 (1) Asset-based administration charge.


 (2) The Net Total Annual Expenses for certain of the Market Street Fund Portfolios have been restated to reflect a change in a fee waiver arrangement effective as of January 29, 2001. Other Expenses for the Market Street Fund Portfolios include an administrative expense of 0.10%. This administrative expense is payable to PMLIC for administration services that PMLIC provides to Market Street Fund. These services include internal legal and financial administrative services provided to Market Street Fund by PMLIC personnel.



 (3) For certain Portfolios, certain expenses were reimbursed or fees waived during 2001. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. However, for certain Portfolios, no expenses were actually reimbursed or fees waived during 2001 because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.



 (4)The Equity-Income Portfolio, Growth Portfolio, and High Income Portfolio are referred to in the financial statements for the Variable Account as portfolios of Variable Insurance Products Fund. The Asset Manager(SM) Portfolio and Contrafund(R) Portfolio are referred to in the financial statements for the Variable Account as portfolios of Variable Insurance Products Fund II.

     The fee and expense information regarding the Funds was provided by the Funds and has not been independently verified by PMLIC. The Market Street Fund is affiliated with PMLIC. None of the other Funds is affiliated with PMLIC.

EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     1. If you surrender your Contract at the end of the applicable time period:


SUBACCOUNT                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                             ------    -------    -------    --------
MARKET STREET FUND
  All Pro Broad Equity Portfolio.....................  $87.53    $118.93    $157.20    $290.94
  All Pro Large Cap Growth Portfolio.................   87.44     118.64     156.71     289.95
  All Pro Large Cap Value Portfolio..................   87.44     118.64     156.71     289.95
  All Pro Small Cap Growth Portfolio.................   89.32     124.38     166.41     309.41
  All Pro Small Cap Value Portfolio..................   89.32     124.38     166.41     309.41
  Equity 500 Index Portfolio.........................   81.61     100.70     126.12     227.19
  International Portfolio............................   89.13     123.81     165.45     307.48
  Mid Cap Growth Portfolio...........................   87.91     120.08     159.14     294.85
  Balanced Portfolio.................................   86.69     116.34     152.81     282.07
  Bond Portfolio.....................................   85.37     112.30     145.94     268.11
  Money Market Portfolio.............................   83.68     107.09     137.06     249.89
SCUDDER VARIABLE SERIES I
  Bond Portfolio.....................................   84.34     109.12     140.52     257.02
  Growth and Income Portfolio........................   84.24     108.83     140.03     256.00
  International Portfolio............................   88.38     121.52     161.57     299.73
OCC ACCUMULATION TRUST
  Equity Portfolio...................................   87.72     119.50     158.17     292.90
  Managed Portfolio..................................   87.25     118.07     155.74     287.99
  Small Cap Portfolio................................   87.44     118.64     156.71     289.95
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio........................   86.50     115.76     151.83     280.08
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC....   86.31     115.19     150.85     278.10
FEDERATED INSURANCE SERIES
  Federated Fund for U.S. Government Securities II
     Portfolio.......................................   85.94     114.03     148.89     274.12
  Federated Utility Fund II Portfolio................   87.63     119.22     157.68     291.92
FIDELITY VARIABLE INSURANCE PRODUCTS
  Equity-Income Portfolio............................   84.34     109.12     140.52     257.02
  Growth Portfolio...................................   85.09     111.43     144.47     265.10
  High Income Portfolio..............................   85.56     112.88     146.93     270.12
  Asset Manager(SM) Portfolio........................   84.90     110.86     143.48     263.08
  Contrafund(R) Portfolio............................   85.00     111.15     143.98     264.09
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II Portfolio...................   90.26     127.24     171.24     319.00
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II Portfolio......................   89.32     124.38     166.41     309.41

SUBACCOUNT                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                             ------    -------    -------    --------
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio...........................   90.17     126.96     170.75     318.04
  Worldwide Emerging Markets Portfolio...............   91.01     129.53     175.08     326.60
  Worldwide Hard Assets Portfolio....................   89.79     125.81     168.83     314.22
  Worldwide Real Estate Portfolio....................   93.08     135.79     185.58     347.20


     2. If you do not surrender your Contract at the end of the applicable time period:


SUBACCOUNT                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                              ------    -------    -------    --------
MARKET STREET FUND
  All Pro Broad Equity Portfolio......................  $26.10    $80.19     $136.89    $290.94
  All Pro Large Cap Growth Portfolio..................   26.00     79.89      136.39     289.95
  All Pro Large Cap Value Portfolio...................   26.00     79.89      136.39     289.95
  All Pro Small Cap Growth Portfolio..................   28.00     85.86      146.30     309.41
  All Pro Small Cap Value Portfolio...................   28.00     85.86      146.30     309.41
  Equity 500 Index Portfolio..........................   19.80     61.21      105.16     227.19
  International Portfolio.............................   27.80     85.27      145.31     307.48
  Mid Cap Growth Portfolio............................   26.50     81.38      138.88     294.85
  Balanced Portfolio..................................   25.20     77.49      132.41     282.07
  Bond Portfolio......................................   23.80     73.29      125.40     268.11
  Money Market Portfolio..............................   22.00     67.87      116.33     249.89
SCUDDER VARIABLE SERIES I
  Bond Portfolio......................................   22.70     69.98      119.87     257.02
  Growth and Income Portfolio.........................   22.60     69.67      119.36     256.00
  International Portfolio.............................   27.00     82.88      141.35     299.73
OCC ACCUMULATION TRUST
  Equity Portfolio....................................   26.30     80.78      137.88     292.90
  Managed Portfolio...................................   25.80     79.29      135.40     287.99
  Small Cap Portfolio.................................   26.00     79.89      136.39     289.95
DREYFUS VARIABLE INVESTMENT FUND
  Growth and Income Portfolio.........................   25.00     76.89      131.41     280.08
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.....   24.80     76.29      130.41     278.10
FEDERATED INSURANCE SERIES
  Federated Fund for U.S. Government Securities II
     Portfolio........................................   24.40     75.09      128.41     274.12
  Federated Utility Fund II Portfolio.................   26.20     80.49      137.39     291.92
FIDELITY VARIABLE INSURANCE PRODUCTS
  Equity-Income Portfolio.............................   22.70     69.98      119.87     257.02
  Growth Portfolio....................................   23.50     72.38      123.89     265.10
  High Income Portfolio...............................   24.00     73.89      126.40     270.12
  Asset Manager(SM) Portfolio.........................   23.30     71.78      122.89     263.08
  Contrafund(R) Portfolio.............................   23.40     72.08      123.39     264.09
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II Portfolio....................   29.00     88.84      151.22     319.00
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II Portfolio.......................   28.00     85.86      146.30     309.41

SUBACCOUNT                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                              ------    -------    -------    --------
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio............................   28.90     88.54      150.73     318.04
  Worldwide Emerging Markets Portfolio................   29.80     91.22      155.14     326.60
  Worldwide Hard Assets Portfolio.....................   28.50     87.35      148.76     314.22
  Worldwide Real Estate Portfolio.....................   32.00     97.74      165.86     347.20



     The Examples provided above assume no transfer charges or premium taxes have been assessed. The Examples also assume Net Total Annual Fund Expenses and that the Annual Administration Fee is $30 and that the estimated average Contract Account Value per Contract is $10,000, which translates the Annual Administration Fee into an assumed 0.30% charge for purposes of the Examples based on a $1,000 investment.


     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE MORE OR LESS THAN THE ASSUMED AMOUNT.

CONTRACT SUMMARY
--------------------------------------------------------------------------------

     THIS SECTION IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. WE DISCUSS EACH OF THESE TOPICS IN GREATER DETAIL LATER IN THIS PROSPECTUS.

                                  THE CONTRACT

- PURCHASING A CONTRACT. The Contract is an individual flexible premium deferred variable annuity. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as Contracts which do not qualify for special tax treatment (Non-Qualified Contracts).

To purchase a Contract, you must submit an Application and pay the minimum initial premium. We do not begin to make annuity payments until the Maturity Date. For more information about how to purchase a Contract, see "Description of an Annuity Contract -- Purchasing a Contract."

- CANCELLATION (FREE-LOOK) PERIOD. You have the right to return the Contract within 10 days (or any longer period required by the laws of your state) after you receive it. If you return the Contract within the Cancellation Period, we will return a refund amount to you. The amount we return is:

     -- the amount of premiums paid (including any Contract fees and charges),

       minus

     -- any amounts allocated to the Variable Account

       plus

     -- the Variable Account Value on the date of termination.

- PREMIUMS. We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to pay premiums of $100 per month during the first Contract Year. You may pay subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.

- ALLOCATION OF NET PREMIUMS. We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both.

We invest the assets of each Subaccount solely in a corresponding Portfolio. Your Contract Account Value (except for the Guaranteed Account Value) will vary according to the investment performance of the Portfolios in which your chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year or, if we choose, at a higher current interest rate.

- TRANSFERS. Before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. After twelve transfers during a Contract Year, we deduct a Transfer Processing Fee of $25 for each additional transfer during that Contract Year. We only allow one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account to 25% or less of the Guaranteed Account Value on the date of the transfer, unless the balance after transfer is less than $500, in which case the entire amount will be transferred.

- WITHDRAWALS. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value, subject to certain limitations.

- SURRENDER. Upon Notice received at our Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Surrender Value. This Notice must include the proper form which you may obtain by contacting our Service Center.

- DEATH BENEFIT. If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit. During the first six Contract Years, the death benefit equals the greater of:

     -- premiums paid less any amounts withdrawn (including applicable Surrender
        Charges), or

     -- the Contract Account Value on the date we receive due proof of the Annuitant's death.

After the end of the sixth Contract Year, the death benefit equals the greatest of:

     -- the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn, or

     -- the Contract Account Value on the date we receive due proof of the Annuitant's death, or

     -- premiums paid less any amounts withdrawn (including applicable Surrender
        Charges).

If an Owner dies before the Maturity Date, we must generally distribute the Contract Account Value (or, if the deceased Owner is also the Annuitant, the death benefit) to the Beneficiary within five years after the date of death.

If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of death.

- STEP-UP RIDER. A Step-up Rider provides a guaranteed minimum death benefit if the Annuitant dies before the Maturity Date. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary. This "step-up" continues until the Contract Anniversary on or before the Annuitant's 85th birthday. We will also increase the proceeds upon death by an amount equal to aggregate premiums paid since the last Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than either:

     -- the Contract Account Value on the date we receive due proof of the Annuitant's death, or

     -- the sum of premiums paid, less any withdrawals (including applicable Surrender Charges).

                             CHARGES AND DEDUCTIONS

$ SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We do not deduct any charge for sales expenses from premiums. However, if you surrender your Contract or make certain withdrawals before the sixth Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.

For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event is the total Surrender Charge on any Contract in excess of 8 1/2% of the total premiums received under the Contract.

During each Contract Year after the first Contract Year, you may, subject to certain restrictions, make up to two withdrawals totaling not more than 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge.

$ ANNUAL ADMINISTRATION FEE. On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value. We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.

$ ASSET-BASED ADMINISTRATION CHARGE. We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contracts. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.

$ TRANSFER PROCESSING FEE. The first twelve transfers of amounts in the Subaccounts each Contract Year are free. We assess a $25 transfer charge for each additional transfer during a Contract Year. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, or Automatic Asset Rebalancing.

$ MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).

$ INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS. The investment experience of each Subaccount reflects the investment experience of the shares of the Portfolio which it holds. The investment experience of each Portfolio, in turn, reflects its investment advisory fees and other expenses. Please read the prospectus for each Portfolio for details.

$ PREMIUM TAXES. If state or other premium taxes apply to a Contract, we deduct these taxes either:

        -- from premiums as they are received, or

        -- from the Contract Account Value, upon a withdrawal from or surrender of the Contract, upon application of the Contract Account Value to a Payment Option or upon payment of a death benefit.

                               ANNUITY PROVISIONS

- MATURITY DATE. We will apply the Contract Account Value to a Payment Option on the Maturity Date. You may instead elect to receive the Surrender Value on the Maturity Date.

- PAYMENT OPTIONS. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:

        -- Life Annuity,

        -- Life Annuity with 10 Years Guaranteed, and

        -- Alternate Income Option.

     In addition, instead of choosing one of the Payment Options listed above, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

- OTHER ANNUITY CONTRACTS. We offer other variable annuity contracts that have different contract features, death benefits and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and contract account value. To obtain more information about these other contracts, contact our Service Center or your agent.

                               FEDERAL TAX STATUS

     Earnings in the Contract are generally not taxed until they are distributed. Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in federal income tax liability. If you are under age 59 1/2 at the time of distribution, a penalty tax may also apply.

     WE OFFER OTHER VARIABLE ANNUITIES THAT HAVE DIFFERENT DEATH BENEFITS, FEATURES, AND OPTIONAL PROGRAMS. THESE OTHER ANNUITIES HAVE DIFFERENT CHARGES THAT WOULD AFFECT SUBACCOUNT PERFORMANCE AND CONTRACT ACCOUNT VALUE. PLEASE CONTACT OUR SERVICE CENTER TO OBTAIN MORE INFORMATION ABOUT THESE ANNUITIES.


                     VARIABLE ACCOUNT FINANCIAL HIGHLIGHTS



     Appendix A to this prospectus provides information about accumulation unit values and number of units outstanding for the Subaccounts.

                 PMLIC, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

PROVIDENT MUTUAL LIFE INSURANCE COMPANY (PMLIC)


     We are organized as a mutual life insurance company and are the issuer of the Contract. On December 14, 2001, our Board of Directors unanimously approved and adopted a plan of conversion under which we will convert from a mutual insurance company to a stock company and become a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"). This adoption followed an August 8, 2001 announcement from Nationwide Financial and us regarding the signing of a definite agreement with Nationwide Financial to acquire us in a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.



     In the sponsored demutualization, we will convert to a stock insurance company. Subject to necessary eligible member and regulatory approvals, the sponsored demutualization, which has been approved by our Board of Directors and the Board of Directors of Nationwide Financial, is expected to close in the third quarter of 2002. The sponsored demutualization will not affect your Contract premiums and it will not reduce your Contract benefits.



     Eligible members of PMLIC will have the right to receive either Nationwide Financial stock or, subject to certain limits, cash in the conversion and merger. Eligible members who, because of certain tax attributes of their contracts, cannot receive stock or cash will receive contract credits in the conversion. Certain otherwise eligible members who are the owners of policies or contracts designed to fund benefits under a qualified retirement plan will receive policy credits unless they elect to receive stock or cash, subject to certain limitations. Under Pennsylvania law, owners of policies or contracts issued by us that were in force on the date of adoption of the plan of conversion are generally eligible for consideration in the demutualization. After the transaction is completed, we will be a direct wholly-owned subsidiary of Nationwide Financial.



     We were chartered by the Commonwealth of Pennsylvania in 1865. We are currently licensed to transact life insurance business in all states and the District of Columbia and Puerto Rico. At the end of 2001, we had total assets of approximately $9.2 billion.


     We are subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in these states and jurisdictions. The forms for the Contract described in this prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

PROVIDENT MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT (VARIABLE ACCOUNT)

     The Provident Mutual Variable Annuity Separate Account is a separate investment account that we maintain. The Variable Account was established by our Board of Directors on October 19, 1992 under Pennsylvania law. We established the Variable Account to support the investment options under the Contract and other variable annuities. We have caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

     We own the assets of the Variable Account. These assets, however, are legally separate from our other assets and are not part of our General Account. The portion of the assets of the Variable Account equal to the reserves or other Contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business we conduct. We may transfer to our General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract Account Value allocated to the Variable Account under the Contracts).


     The Variable Account currently has thirty-two Subaccounts that are available under the Contract. They are: All Pro Broad Equity; All Pro Large Cap Growth; All Pro Large Cap Value; All Pro Small Cap Growth; All Pro Small Cap Value; Equity 500 Index; International; Mid Cap Growth; Balanced; Bond; Money Market; Scudder Bond; Scudder Growth and Income; Scudder International; OCC Equity; OCC Managed; OCC Small Cap; Dreyfus Growth and Income; Dreyfus Socially Responsible Growth; Federated Fund for U.S. Government Securities II; Federated Utility Fund II; Fidelity VIP Equity-Income; Fidelity VIP Growth; Fidelity VIP High Income; Fidelity VIP Asset Manager(SM); Fidelity VIP Contrafund(R); Strong Mid Cap Growth Fund II; Strong Opportunity Fund II; Van Eck Worldwide Bond; Van Eck Worldwide Emerging Markets; Van Eck Worldwide Hard Assets; and Van Eck Worldwide Real Estate. The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.


     The income, gains, or losses, realized or unrealized, on the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains, or losses of PMLIC. The assets of each Subaccount may not be charged with liabilities arising out of any other business of PMLIC. PMLIC may accumulate in the Variable Account the charge for mortality expense and expense risks, gains and losses, and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

THE FUNDS


     The Variable Account currently invests in Portfolios of various series-type Funds, ten of which are available under the Contracts; Market Street Fund; Scudder Variable Series I; OCC Accumulation Trust; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; Federated Insurance Series; Fidelity Variable Insurance Products; Strong Variable Insurance Funds, Inc.; Strong Opportunity Fund II, Inc.; and Van Eck Worldwide Insurance Trust. Each of the Funds is registered with the SEC under the 1940 Act as an open-end investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.


     The assets of each Portfolio are separate from the assets of the other Portfolios, and each Portfolio has separate investment objectives and policies. Each Portfolio, therefore, operates as a separate investment Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding Portfolio.

     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and us. The termination provisions of these agreements vary. A summary of the termination provisions may be found in the SAI. If a participation agreement is terminated, the Variable Account will no longer be able to purchase additional shares of that Fund. In that event, you will not be able to allocate Contract Account Values or premium payments to Subaccounts investing in Portfolios of that Fund.

     In certain circumstances a Fund or a Portfolio may also refuse to sell its shares to the Variable Account for other reasons. If a Fund or a Portfolio refuses to sell its shares to the Variable Account, we will not be able to honor your request to allocate your Contract Account Value or premium payments to Subaccounts investing in shares of that Fund or Portfolio.

     Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Before choosing Subaccounts, you should carefully read the individual prospectuses for the Funds along with this prospectus.

     Some of the Portfolios available under the Contract present greater investment risks than other Portfolios because they invest in high yield securities (commonly known as junk bonds), foreign securities, small company stocks or other types of investments that present speculative risks. You should read the risk disclosure in the prospectuses for the Portfolios and be sure that your investment choice is appropriate in light of your investment goals.

MARKET STREET FUND

     The All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth, Balanced, Bond, and Money Market Subaccounts invest in shares of the Market Street Fund. This Fund currently issues eleven "series" of shares, each of which represents interests in a separate Portfolio that corresponds to a Subaccount. Shares of each Portfolio currently are purchased and redeemed by the corresponding Subaccount. Shares of the All Pro Portfolios may not be currently available for sale in all states. If these Portfolios are not yet available in your state, you may not allocate premiums to one of these Portfolios until such time as that Portfolio is available.

     The investment objectives/policies of the Market Street Fund Portfolios are summarized below.


              PORTFOLIO                               INVESTMENT OBJECTIVES/POLICIES
              ---------                               ------------------------------
ALL PRO BROAD EQUITY                   - Seeks long-term capital appreciation. The portfolio
                                       pursues its objective by investing primarily in equity
                                         securities of both larger and smaller companies included
                                         in the Wilshire 500 equity universe that, at the time of
                                         purchase, the subadvisers believe offer above-average
                                         potential for growth in future earnings.
ALL PRO LARGE CAP GROWTH               - Seeks to achieve long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         equity securities of larger companies included in the
                                         Wilshire 5000 equity universe that, at the time of
                                         purchase, the subadvisers believe offer above-average
                                         potential for growth in future earnings.
ALL PRO LARGE CAP VALUE                - Seeks to provide long-term capital appreciation. The
                                       portfolio attempts to achieve this objective by investing
                                         primarily in undervalued equity securities of larger
                                         companies included in the Wilshire 5000 equity universe
                                         that, at the time of purchase, the subadvisers believe
                                         offer potential for long-term growth in future earnings.
ALL PRO SMALL CAP GROWTH               - Seeks to achieve long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         equity securities of smaller companies included in the
                                         Wilshire 5000 equity universe that, at the time of
                                         purchase, the subadvisers believe offer above-average
                                         potential for growth in future earnings.
ALL PRO SMALL CAP VALUE                - Seeks to provide long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         undervalued equity securities of smaller companies
                                         included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer
                                         above-average potential for long-term growth in future
                                         earnings.
EQUITY 500 INDEX                       - Seeks to provide long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         common stocks included in the Standard & Poor's 500
                                         Composite Stock Price Index.
INTERNATIONAL                          - Seeks long-term growth of capital primarily through
                                       investments in a diversified portfolio of marketable equity securities of established foreign issuer companies.

              PORTFOLIO                               INVESTMENT OBJECTIVES/POLICIES
              ---------                               ------------------------------
MID CAP GROWTH                         - Seeks to achieve a high level of long-term capital
                                       appreciation. The portfolio pursues its objective by
                                         investing primarily in mid-cap companies whose earnings
                                         the subadviser expects to grow at a faster rate than the
                                         average company and in mid-cap companies whose market
                                         capitalization falls within the range of companies in the
                                         S&P Mid Cap 400 Index.
BALANCED                               - Seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The portfolio pursues its objective by investing in both
                                         equities, such as stocks and bonds.
BOND                                   - Seeks to generate a high level of current income
                                       consistent with prudent investment risk. The portfolio
                                         pursues its objective by investing primarily in a
                                         diversified portfolio of fixed income securities of U.S.
                                         and foreign issuers.
MONEY MARKET                           - Seeks to provide maximum current income consistent with
                                       capital preservation and liquidity. The portfolio pursues
                                         its objective by investing exclusively in U.S. dollar
                                         denominated money market instruments that present minimal
                                         credit risks.


     Market Street Investment Management Company ("MSIM") serves as investment adviser to all eleven Market Street Fund Portfolios. MSIM uses a "manager of managers" approach for the Market Street Fund Portfolios under which MSIM allocates each Portfolio's assets among one or more "specialist" investment subadvisers. The subadvisers for all of the Market Street Fund Portfolios are as follows:

                       PORTFOLIO                                          SUBADVISERS
                       ---------                                          -----------
ALL PRO EQUITY PORTFOLIO                                  - Alliance Capital Management L.P.
                                                          - Sanford C. Bernstein & Co., LLC
                                                          - Husic Capital Management
                                                          - Reams Asset Management Company, LLC
ALL PRO LARGE CAP GROWTH PORTFOLIO                        - Alliance Capital Management L.P.
                                                          - Geewax, Terker & Co.
ALL PRO LARGE CAP VALUE PORTFOLIO                         - Mellon Equity Associates, LLP
                                                          - Sanford C. Bernstein & Co.,LLC
ALL PRO SMALL CAP GROWTH PORTFOLIO                        - Husic Capital Management
                                                          - Lee Munder Investments Ltd.
ALL PRO SMALL CAP VALUE PORTFOLIO                         - Reams Asset Management Company, LLC
                                                          - Sterling Capital Management Company LLC
EQUITY 500 INDEX PORTFOLIO                                - SSgA Funds Management, Inc.
INTERNATIONAL PORTFOLIO                                   - The Boston Company Asset Management, LLC
MID CAP GROWTH PORTFOLIO                                  - T. Rowe Price Associates, Inc.
BALANCED PORTFOLIO                                        - Fred Alger Management, Inc.
BOND PORTFOLIO                                            - Western Asset Management Company

     MSIM manages the MONEY MARKET PORTFOLIO without the services of a subadviser.

     With respect to the Equity 500 Index Portfolio:

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Contract. See "Standard & Poor's" in the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

     In addition to the fee for the investment advisory services that is described in the Market Street Fund prospectus, each Portfolio of the Market Street Fund pays its own brokerage costs and expenses generally, including administrative costs, custodial costs, and legal, accounting and printing costs. However, PMLIC has entered into an agreement with the Market Street Fund whereby PMLIC will reimburse each Portfolio for all ordinary operating expenses, excluding advisory fees, in excess of an annual rate of 0.40% of the average daily net assets of each Portfolio, except the Equity 500 Index Portfolio and the International Portfolio. PMLIC will reimburse the Equity 500 Index Portfolio and the International Portfolio for all ordinary operating expenses, excluding advisory fees, in excess of an annual rate of 0.04% and 0.75%, respectively. It is anticipated that this agreement will continue. If it is terminated, Portfolio expenses may increase.


SCUDDER VARIABLE SERIES I



     The Scudder Bond Subaccount, Scudder Growth and Income Subaccount, and Scudder International Subaccount invest in shares of corresponding Portfolios of the Scudder Variable Series I. The Scudder Variable Series I is designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies.



     The Scudder Variable Series I has nine Portfolios. Only the Bond Portfolio, Growth and Income Portfolio, and International Portfolio are available under the Contracts. Their investment objectives/policies are summarized below:



    PORTFOLIO                       INVESTMENT OBJECTIVES/POLICIES
    ---------                       ------------------------------
BOND                 - Seeks to provide a high level income consistent with a
                     high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes
                       high-grade bonds.

GROWTH AND INCOME    - Seeks long-term growth of capital, current income, and
                     growth of income. This Portfolio primarily invests in common stocks, preferred stocks, and securities convertible to
                       common stocks.

INTERNATIONAL        - Seeks long-term growth of capital primarily through
                     diversified holdings of marketable foreign equity
                       investments. The Portfolio invests in common stocks of
                       established companies listed on foreign exchanges.



     Deutsche Investment Management Americas Inc. manages daily investments and business affairs of the Scudder Variable Series I.


OCC ACCUMULATION TRUST

     The OCC Equity Subaccount, OCC Small Cap Subaccount, and OCC Managed Subaccount invest in shares of corresponding portfolios of the OCC Accumulation Trust. Shares of the OCC Accumulation Trust are sold to separate accounts of life insurance companies established to fund variable annuity contracts.

     The OCC Accumulation Trust currently has seven Portfolios. Only the Equity Portfolio, Managed Portfolio, and Small Cap Portfolio are available for investment under the Contracts. Their investment objectives/policies are summarized below:


    PORTFOLIO                       INVESTMENT OBJECTIVES/POLICIES
    ---------                       ------------------------------
EQUITY               - Seeks long-term capital appreciation by investing at least
                     80% of its assets in a diversified portfolio of equity
                       securities selected on the basis of a value-oriented
                       approach to investing.

MANAGED - Seeks growth of capital over time through investment in a portfolio consisting of common stocks, fixed income securities, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of relative investment values.

SMALL CAP            - Seeks capital appreciation by investing at least 80% of
                     its assets in a diversified portfolio of equity securities of companies with market capitalizations of under $1
                       billion.



     The OCC Accumulation Trust receives investment advice with respect to each of its Portfolios from OpCap Advisors LLC, a subsidiary of Oppenheimer Capital LLC. For the OCC Managed Subaccount, OpCap Advisors LLC has an agreement with Pacific Investment Co. LLC, an affiliate of OpCap Advisors LLC, to provide investment and advisory services for a portion of this Portfolio's investments.


DREYFUS VARIABLE INVESTMENT FUND AND THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


     The Dreyfus Growth and Income Subaccount invests in shares of the Dreyfus Variable Investment Fund Growth and Income Portfolio ("Growth and Income"). The Dreyfus Socially Responsible Growth Subaccount invests in shares of The Dreyfus Socially Responsible Growth Fund Inc. ("Socially Responsible Growth"). These Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.


     The investment objectives/policies of these Funds are summarized below:


                PORTFOLIO                                INVESTMENT OBJECTIVES/POLICIES
                ---------                                ------------------------------
GROWTH AND INCOME                           - Seeks long-term capital growth, current income and
(INITIAL SHARES)                            growth of income consistent with reasonable investment
                                              risk. To pursue this goal, it invests in stocks, bonds
                                              and money market instruments of domestic and foreign
                                              issuers.

SOCIALLY RESPONSIBLE GROWTH                 - The Fund seeks to provide capital growth, with current
(INITIAL SHARES)                            income as a secondary goal. To pursue these goals, the
                                              Fund invests at least 80% of its assets in the common
                                              stock of companies that, Dreyfus Corporation believes,
                                              meet traditional investment standards and conduct
                                              their business in a manner that contributes to the
                                              enhancement of the quality of life in America.



     The Dreyfus Corporation serves as investment adviser to these Portfolios. NCM Capital Management Group, Inc. serves as subadviser to the Dreyfus Socially Responsible Growth Portfolio and provides day-to-day management of its securities holdings.


FEDERATED INSURANCE SERIES

     The Federated Fund for U.S. Government Securities II Subaccount and the Federated Utility Fund II Subaccount invest in shares of corresponding Portfolios of the Federated Series. The Federated Series is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance.


     The Federated Series currently consists of thirteen Portfolios. The Federated U.S. Government Securities II Portfolio and Federated Utility Fund II Portfolio are available under the Contracts. Their investment objectives/policies are summarized below:



                PORTFOLIO                                INVESTMENT OBJECTIVES/POLICIES
                ---------                                ------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT          - Seeks to provide current income. This Portfolio
SECURITIES II                               invests primarily in securities which are guaranteed as
                                              to payment of principal and interest by the U.S.
                                              Government, its agencies, or instrumentalities.

FEDERATED UTILITY FUND II                   - Seeks to achieve high current income and moderate
                                            capital appreciation. This Portfolio invests primarily
                                              in equity securities of companies engaged in providing
                                              utility services.


     Federated Investment Management Company ("Federated") serves as adviser to these Portfolios. Federated Global Investment Management Corp. ("Federated Global") serves as subadviser to the Utility Fund II.


FIDELITY VARIABLE INSURANCE PRODUCTS



     The Fidelity VIP Equity-Income Subaccount, Fidelity VIP Growth Subaccount, Fidelity VIP High Income Subaccount, Fidelity VIP Asset Manager(SM) Subaccount, and Fidelity VIP Contrafund(R) Subaccount invest in shares of corresponding Portfolios of Fidelity VIP. Fidelity VIP offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.



     Fidelity VIP issues a number of "series" or classes of shares, each of which represents an interest in a separate Portfolio within Fidelity VIP. Five of the Fidelity VIP series are available for investment under the Contract:
Fidelity VIP Equity-Income Portfolio; Fidelity VIP Growth Portfolio; Fidelity VIP High Income Portfolio; Fidelity VIP Asset Manager(SM) Portfolio; and Fidelity VIP Contrafund(R) Portfolio.



     The investment objectives/policies of these Portfolios are summarized below:



                PORTFOLIO                                INVESTMENT OBJECTIVES/POLICIES
                ---------                                ------------------------------
FIDELITY VIP EQUITY-INCOME (INITIAL CLASS)  - Seeks reasonable income by investing primarily in income- producing equity securities. In choosing these
                                              securities, the Portfolio considers the potential for
                                              capital appreciation. The Portfolio's goal is to
                                              achieve a yield which exceeds the composite yield of
                                              the securities comprising the Standard & Poor's 500
                                              Composite Stock Price Index.

FIDELITY VIP GROWTH (INITIAL CLASS)         - Seeks to achieve capital appreciation. The Portfolio
                                            normally purchases common stocks, and invests in
                                              companies it believes have above-average growth
                                              potential. Capital appreciation may also be found in
                                              other types of securities, including bonds and
                                              preferred stocks.

FIDELITY VIP HIGH INCOME (INITIAL CLASS)    - Seeks to obtain a high level of current income by
                                            investing primarily in high-yielding, lower-rated,
                                              fixed-income securities, while also considering growth
                                              of capital.

                PORTFOLIO                                INVESTMENT OBJECTIVES/POLICIES
                ---------                                ------------------------------
FIDELITY VIP ASSET MANAGER(SM) (INITIAL     - Seeks to obtain high total return with reduced risk
CLASS)                                      over the long-term by allocating assets among stocks,
                                              bonds, and short-term money market instruments.

FIDELITY VIP CONTRAFUND(R) (INITIAL CLASS)  - Seeks capital appreciation by investing in securities of companies where value is not fully recognized by the
                                              public.



     The Portfolios of Fidelity VIP are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Asset Manager(SM) Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"). FMR (U.K.) and FMR Far East provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) primarily focuses on companies based in Europe; FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.



     Each Portfolio utilizes Fidelity Investments Institutional Operations Company ("FIIOC"), an affiliate of FMR, to maintain the master accounts of the participating insurance companies. Under the transfer agent agreement with FIIOC, each Portfolio pays fees based on the type, size, and number of accounts in each Portfolio and the number of transactions made by shareholders of each Portfolio.



     Each of these Portfolios also has an agreement with Fidelity Service Co. ("Service"), an affiliate of FMR, under which each Portfolio pays Service to calculate its daily share prices and to maintain the portfolio and general accounting records of each Portfolio and to administer each Portfolio's securities lending program.


STRONG VARIABLE INSURANCE FUNDS, INC.

     The Strong Mid Cap Growth Fund II Subaccount invests in shares of a corresponding Portfolio of the Strong Fund. Strong Fund offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.


     Strong Fund issues a number of "series" or classes of shares, each of which represents an interest in a separate investment portfolio within the Strong Fund. One of the series is available for investment under the Contract: Strong Mid Cap Growth Fund II.


     The investment objectives/policies of this Portfolio are summarized below:


              PORTFOLIO                               INVESTMENT OBJECTIVES/POLICIES
              ---------                               ------------------------------
STRONG MID CAP GROWTH FUND II          - Seeks capital growth by investing, under normal
                                       conditions, at least 65% of its assets in stocks of
                                         medium-capitalization companies that the Portfolio's
                                         managers believe have favorable prospects for growth of
                                         earnings and capital appreciation. The Portfolio defines
                                         "medium-capitalization companies" as companies with a
                                         market capitalization substantially similar to that of
                                         companies in the Russell Midcap Index at the time of
                                         investment.


     Strong Mid Cap Growth Fund II is managed by Strong Capital Management, Inc.

STRONG OPPORTUNITY FUND II, INC.

     The Strong Opportunity Fund II Subaccount invests in shares of a corresponding Portfolio of the Strong Opportunity Fund. Strong Opportunity Fund offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.

     The investment objectives/policies of the Strong Opportunity Fund II are summarized below:


              PORTFOLIO                               INVESTMENT OBJECTIVES/POLICIES
              ---------                               ------------------------------
STRONG OPPORTUNITY FUND II             - Seeks capital growth by investing, under normal
                                       conditions, primarily in stocks of medium-capitalization
                                         companies that the Portfolio's managers believe are
                                         underpriced, yet have attractive growth prospects. The
                                         manager bases the analysis on a company's "private market
                                         value" - the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The manager determines a company's
                                         private market value based on a fundamental analysis of a
                                         company's cash flows, asset valuations, competitive
                                         situation, and franchise value. To a limited extent, the
                                         Portfolio may also invest in foreign securities. The
                                         manager may sell a stock when its price no longer compares favorably with the company's private market value.


     Strong Opportunity Fund II is managed by Strong Capital Management, Inc.

VAN ECK WORLDWIDE INSURANCE TRUST

     The Van Eck Worldwide Bond, Van Eck Worldwide Emerging Markets, Van Eck Worldwide Hard Assets, and Van Eck Worldwide Real Estate Subaccounts of the Variable Account invest in shares of the corresponding Portfolios of the Van Eck Trust.

     The investment objectives/policies of the Portfolios of Van Eck Trust are summarized below:


              PORTFOLIO                               INVESTMENT OBJECTIVES/POLICIES
              ---------                               ------------------------------
WORLDWIDE BOND                         - Seeks high total return - income plus capital
                                       appreciation - by investing globally, primarily in a variety of debt securities.
WORLDWIDE EMERGING MARKETS             - Seeks long-term capital appreciation by investing
                                       primarily in equity securities in emerging markets around
                                         the world.
WORLDWIDE HARD ASSETS                  - Seeks long-term capital appreciation by investing
                                       primarily in "hard assets securities." Hard asset securities are the stocks, bonds, and other securities of companies
                                         that derive at least 50% gross revenue or profit from
                                         exploration, development, production or distribution of
                                         precious metals, natural resources, real estate and
                                         commodities.
WORLDWIDE REAL ESTATE                  - Seeks to maximize return by investing in equity securities of domestic and foreign companies which own significant real estate assets, or that principally are engaged in the real estate industry.



     The investment adviser for the Van Eck Worldwide Bond, Worldwide Emerging Markets, Worldwide Hard Assets, and Worldwide Real Estate Portfolios is Van Eck Associates Corporation.


THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE
ITS STATED OBJECTIVE.

     You should read the prospectuses for the Portfolios carefully before investing. You can find more detailed information about the Portfolios' investment objectives, policies and restrictions, expenses, investment advisory services, charges, and investment risks in the current prospectus for each Fund which accompanies this prospectus and the current SAI for each Fund.

     Certain Portfolios have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the Portfolios may be higher or lower than those of such other investment portfolios or mutual funds. We do not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.

     Some of the investment portfolios described in the prospectuses for the Funds are not available with the Contracts. We cannot guarantee that each Portfolio will always be available for the Contracts. In the unlikely event that a Portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable Portfolio. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

     We may receive compensation from the investment adviser or a Fund (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts issued by us. These percentages differ, and some advisers (or affiliates) may pay us more than others.

RESOLVING MATERIAL CONFLICTS

     The Funds are used as investment vehicles for variable life insurance policies and variable annuity contracts issued by PMLIC and Providentmutual Life and Annuity Company of America ("PLACA"), a wholly-owned subsidiary of PMLIC, as well as other insurance companies offering variable life and annuity contracts. In addition, certain Funds available with the Contract may sell shares to qualified retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of owners of variable life or variable annuity contracts, generally, or certain classes of owners, and the interests of the retirement plans or participants in retirement plans.

     We currently do not foresee any disadvantages to Owners resulting from the Funds selling shares in connection with products other than the Contracts or to retirement plans. However, there is a possibility that a material conflict may arise between Owners whose Contract Account Values are allocated to the Variable Account and other investors in the Portfolios, including retirement plans and the owners of variable life insurance policies and variable annuity contracts issued by other insurance companies. In the event of a material conflict, we will take any necessary steps, including removing the Portfolio as an investment option within the Variable Account, to resolve the matter. The Funds' Boards of Directors are also responsible for monitoring events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to any conflicts. You should read the Portfolios' prospectuses for more information.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS



     Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:



        1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;



        2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion.



        3. Substitute or close Subaccounts to allocations of premiums or Contract Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;



        4. Transfer assets supporting the Contracts from one Subaccount to another or from the Variable Account to another variable account;



        5. Combine the Variable Account with other variable accounts, and/or create new variable accounts;



        6. Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and



        7. Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.

     The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.


                        DESCRIPTION OF ANNUITY CONTRACT

PURCHASING A CONTRACT


     To purchase a Contract, you may submit a completed Application with an initial premium payment to us at our Service Center. You may send the Application and initial premium to us through any licensed representative who is appointed by us and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Contract (as well as for other variable contracts). You may also send the Application and initial premium to us through a broker-dealer that has a selling agreement with respect to the Contract. Please note: If you submit your Application and/or initial premium payment to your agent or your agent's broker-dealer, we will not begin processing your Application until we receive it and the initial premium payment from the agent or the agent's broker-dealer.


     We may sell a Contract in connection with retirement plans. These retirement plans may, or may not, qualify for special tax treatment under the Code. See "Federal Tax Status -- Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.

     State Variations. Any state variations in the Contract are covered in a special contract form for use in that state. This prospectus provides a general description of the Contract. Your actual contract and any endorsements or riders are the controlling documents. If you would like to review a copy of your contract and its endorsements and riders, if any, contact our Service Center.

     Replace of Existing Insurance. It may not be in your best interest to surrender or withdraw money from existing annuity contracts to purchase a Contract. You should compare your existing insurance and the Contract carefully. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.

CANCELLATION (FREE-LOOK) PERIOD

     The Contract provides for an initial Cancellation Period. You have the right to return the Contract to our Service Center within 10 days (or any longer period required by the laws of your state) after you receive it. When we receive the returned Contract at our Service Center, it will be canceled and we will refund to the Owner an amount equal to the sum of: (a) the difference between the premiums you paid, including any Contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (b) the Variable Account Value on the date of termination.

PREMIUMS

     We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying $100 per month during the first Contract Year. You may pay subsequent premiums under the Contract at any time during the Annuitant's lifetime before the Maturity Date. Any subsequent premium payment must be at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

     In your Application, you may select a planned periodic premium schedule based on a periodic billing mode of annual, semi-annual, or quarterly payment. You will receive a premium reminder notice at the specified interval. You may change the planned periodic premium frequency and amount. Also, under the automatic payment plan, you may select a monthly payment schedule under which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

     Please note: If you submit a subsequent premium payment to your agent or your agent's broker-dealer, we will not apply the premium until we receive it from the agent or the agent's broker-dealer.


ALLOCATION OF NET PREMIUMS

     We must receive a complete Application with all relevant information and payment of the initial premium in order to process the Application at our Service Center. If the Application is complete, we will allocate the initial Net Premium among the Subaccounts and Guaranteed Account in accordance with your instructions in the Application as of a date not later than two business days after we receive the completed Application at our Service Center.


     If we receive an incomplete Application, we may retain the initial premium payment and contact you in order to complete the Application. If the Application is not completed within five business days of our receipt, we will explain the reason for the processing delay and the premium payment will be returned to you unless you consent to our retaining the premium payment until the Application is completed. When the Application is complete, we will allocate the initial Net Premium within two business days.


     You should designate in the Application how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account. Any subsequent Net Premium is allocated at the end of the Valuation Period in which the subsequent premium is received by us in the same manner, unless the allocation percentages are changed. Premiums are allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

     Subaccount Values will vary with the investment experience of the Subaccounts, and you bear the entire investment risk. You should periodically review your allocation schedule for Net Premiums in light of market conditions and your overall financial objectives.

VARIABLE ACCOUNT VALUE

     The Variable Account Value reflects the investment experience of the Subaccounts selected by you, any Net Premium payments, any withdrawals, any surrenders, any transfers, and any charges relating to the Subaccounts. There is no guaranteed minimum Variable Account Value, and, because the Variable Account Value on any future date depends upon a number of variables, it cannot be predicted.

     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Day. This value is the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value on the relevant Valuation Day by the number of Subaccount Accumulation Units allocated to the Contract, as described below.

     Accumulation Units. For each Subaccount, Net Premiums allocated to a Subaccount and amounts transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited to a Contract is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day as of which the allocation or transfer is made. Allocations and transfers to a Subaccount increase the number of Accumulation Units of that Subaccount credited to a Contract.

     Certain events reduce the number of Accumulation Units of a Subaccount credited to a Contract. Withdrawals or transfers from a Subaccount result in the cancellation of an appropriate number of Accumulation Units of that Subaccount, as do surrender of the Contract, payment of a death benefit, the application of Variable Account Value to a Payment Option on the Maturity Date, and the deduction of the annual administration fee or other charges. Accumulation Units are canceled as of the end of the Valuation Period in which we receive Notice regarding the event.

     The Accumulation Unit value for each Subaccount was arbitrarily set when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of

Accumulation Units of that Subaccount attributable to the Contract by the Accumulation Unit value for that Subaccount.

     Net Investment Factor. The net investment factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

        (a) is the net result of:

           1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

           2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

           3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

           4. any amount charged for taxes or any amount we set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

           5. the amount charged for mortality and expense risk for that Valuation Period; minus

           6. the amount charged for administration for that Valuation Period;
              and

        (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

     Before the Maturity Date, you may request a transfer of all or a part of the amount in a Subaccount to another Subaccount or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to one or more Subaccounts, subject to the restrictions below. The minimum transfer amount must be the lesser of $500 or the entire Subaccount Value or the Guaranteed Account Value. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 is treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.

     Transfers are made as of the day we receive Notice requesting the transfer. There is no limit on the number of transfers which can be made between Subaccounts or from a Subaccount to the Guaranteed Account. Only one transfer, however, may be made from the Guaranteed Account each Contract Year. (See "Transfers from Guaranteed Account.") The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred.

     Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of subaccount transfers by an Owner or the Owner's agent results in material disruption of a Fund's portfolio (as determined by the Fund), we reserve the right not to process the transfer request. If your transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

     Automatic Asset Rebalancing. You may elect Automatic Asset Rebalancing, which authorizes periodic transfers of amounts among the Subaccounts in order to achieve a particular percentage allocation among Subaccounts. The percentage allocations must be in whole numbers and amounts may be allocated only among the Subaccounts. No amounts will be transferred to or from the Guaranteed Account as a part of Automatic Asset Rebalancing. For example, if your premium allocation is 20% to the Guaranteed Account,

30% to Subaccount A, and 50% to Subaccount B, the rebalancing will allocate the values in the Subaccounts as 37.5% to Subaccount A and 62.5% to Subaccount B. The percentage allocation of your Contract Account Value for rebalancing is based on your premium allocation instructions in effect at the time of rebalancing. Any premium allocation instructions that you give us that differ from your then current premium allocation instructions are treated as a request to change your premium allocation instructions. You should note, however, that a request to transfer amounts among Subaccounts by Notice or telephone, fax or e-mail is not treated as a new premium allocation instruction for these purposes, and will not affect future allocations pursuant to Automatic Asset Rebalancing.

     Once elected, Automatic Asset Rebalancing begins at the beginning of the calendar quarter following the calendar quarter during which you make the election. You may change or terminate Automatic Asset Rebalancing by written instruction to us, or by telephone, fax or e-mail if you have previously authorized us to take instructions. Automatic Asset Rebalancing transfers are not subject to any transfer charge and do not count as one of the 12 free transfers available during any Contract Year. Automatic Asset Rebalancing will end if you make a transfer, or change the current premium allocation instructions. We reserve the right to suspend Automatic Asset Rebalancing at any time, for any class of Contracts, for any reason upon written notice to you. You may not elect Dollar Cost Averaging if you elect the Automatic Asset Rebalancing or the Earnings Sweep Program.

     Advance Orders of Transfers. You may elect to request transfers of amounts from a Subaccount to the Money Market Subaccount in advance of the time you want the transfers executed. To make this election, you must submit a written Advance Order form to our Service Center specifying a percentage amount of change in Subaccount Value at which shares in the specified Subaccount should be sold and the proceeds transferred to the Money Market Subaccount. After you have submitted the written Advance Order form, you may place or cancel an Advance Order by calling our Service Center. We measure the percentage change in a Subaccount Value by reference to the net investment factor for the specified Subaccount, as measured using the Accumulation Unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. We execute the transfer when the Accumulation Unit value for that Subaccount increases or decreases by at least the percentage specified by you.

     Once received at the Service Center, an Advance Order remains in effect until cancelled or superseded by a subsequent Advance Order for a transfer out of the same Subaccount. We do not currently assess a charge for Advance Orders, but reserve the right to charge for this service. In addition, we may terminate the Advance Order privilege or change its terms at any time by providing written notice to you at least 15 days in advance of the termination or modification.

DOLLAR COST AVERAGING

     The Dollar Cost Averaging program enables you to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to other Subaccounts. By allocating specified dollar amounts periodically rather than at one time, you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

     You may elect Dollar Cost Averaging for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to your designated Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made as an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account.")

     You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month. You must also verify that the required minimum amount is in the designated Subaccount. Dollar

Cost Averaging transfers may not commence until the later of (1) 30 days after the Contract Date and (2) five days after the end of the Cancellation Period.

     After you make the election, transfers from a Subaccount will be processed monthly until the number of designated transfers have been completed, the value of the Subaccount is completely depleted, or you instruct us in writing to cancel the monthly transfers.

     Transfers made under the Dollar Cost Averaging program will not count toward the twelve transfers permitted each Contract Year without the Transfer Processing Fee. We reserve the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to you. You may not elect Dollar Cost Averaging if you elect the Automatic Asset Rebalancing or the Earnings Sweep Program.

EARNINGS SWEEP PROGRAM

     We also offer another automated transfer program called the Earnings Sweep Program. You may not elect the Earnings Sweep Program if you elect Dollar Cost Averaging or Automatic Asset Rebalancing.


     The Earnings Sweep Program enables you to systematically and automatically transfer, on a monthly basis, any "Earnings" accumulated in the Money Market Subaccount or the Guaranteed Account to other specified Subaccount(s). On the same day of each month as the Contract Date (the "monthaversary"), we determine the amount of Earnings, if any, in the Money Market Subaccount or the Guaranteed Account from the prior month, and transfer such Earnings to the specified Subaccount(s). Earnings for any month equal:



     - the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the monthaversary, minus



     - the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the previous monthaversary, minus


     - any Net Premiums allocated to the Money Market Subaccount or the Guaranteed Account since that date, minus

     - any transfers to the Money Market Subaccount or the Guaranteed Account since that date, plus

     - any withdrawals or transfers from the Money Market Subaccount or the Guaranteed Account since that date, plus

     - any charges and deductions imposed on the Contract Account Value in the Money Market Subaccount or the Guaranteed Account since that date.

     As with Dollar Cost Averaging, by allocating Earnings periodically you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that the Earnings Sweep Program will result in a profit or protect against a loss.

     To qualify for the Earnings Sweep Program, you must have a minimum Contract Account Value of $5,000 in the Money Market Subaccount or the Guaranteed Account. You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month. Earnings Sweep Program transfers may not commence until the later of (1) 30 days after the Contract Date and (2) five days after the end of the Cancellation Period.

     After you make the election, Earnings Sweep Program transfers from the Money Market Subaccount or the Guaranteed Account are processed monthly until the value of the Money Market Subaccount or the Guaranteed Account is completely depleted or you instruct us in writing to cancel the monthly transfers.

     Transfers made under the Earnings Sweep Program will not count toward the twelve transfers permitted each Contract Year without the Transfer Processing Fee. We reserve the right to discontinue offering the Earnings Sweep Program upon 30 days' written notice to you.

WITHDRAWALS AND SURRENDER

     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value. With Qualified Contracts, the terms of the related retirement plan may impose additional withdrawal restrictions on participants. For information regarding these additional restrictions, you should consult your plan administrator.

     The minimum amount which may be withdrawn under a Contract is $500; the maximum amount is that which would leave a Surrender Value of not less than $2,000. We will treat a withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. We will withdraw the amount requested by you from the Contract Account Value as of the day Notice for the withdrawal is received at our Service Center. Any applicable Surrender Charge is deducted from the remaining Contract Account Value. (See "Surrender Charge.")

     You may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If you do not so specify or if the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal is made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately before the withdrawal.

     A withdrawal may have adverse federal income tax consequences. (See "Federal Tax Status.")

     Systematic Withdrawals. Through the Systematic Withdrawal Plan, you may pre-authorize a periodic exercise of the withdrawal right described in the Contract. You may elect the plan at the time of your Application by completing the authorization on the Application form and making a minimum initial premium payment of $15,000. After the Contract is issued, you may elect the plan by properly completing the election form if the Contract Account Value is at least $15,000. Certain federal income tax consequences may apply to systematic withdrawals from the Contract. You should, therefore, consult with your tax adviser before participating in the Systematic Withdrawal Plan.

     Under the Systematic Withdrawal Plan, you can instruct us to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Withdrawals begin on the monthly or quarterly date following our receipt of the request. The minimum withdrawal is $100 monthly or $300 quarterly. The maximum amount which you can withdraw under the plan in a Contract Year without a Surrender Charge is 10% of the Contract Account Value as of the beginning of the year or 10% of the premiums paid in the first Contract Year if elected at the time of Application. We will notify you if the total amount to be withdrawn in a Contract Year exceeds 10% of the Contract Account Value as of the beginning of that year. Unless you instruct us to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, we will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, we will deduct the applicable Surrender Charge from the remaining Contract Account Value. (See "Surrender Charge.")

     We will pay you the amount requested each month or quarter and make withdrawals from the Subaccounts and the Guaranteed Account based on the proportion that the value in each Subaccount and Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal.

     As stated, withdrawals under the Systematic Withdrawal Plan that do not exceed 10% of the Contract Account Value as of the beginning of such Contract Year are not subject to a Surrender Charge. Notwithstanding any other Surrender Charge rules (see "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.

     You may discontinue systematic withdrawals at any time upon Notice to us. We reserve the right to discontinue offering systematic withdrawals upon 30 days' notice to you. A systematic withdrawal may have adverse tax consequences. (See "Federal Tax Status.")

     Charitable Remainder Trust Rider. You may elect a Charitable Remainder Trust Rider, which combines: (1) an extended Maturity Date to the Contract Anniversary nearest the Annuitant's age 100, unless a lump sum payment of Surrender Value is elected; and (2) a revised Surrender Charge/withdrawal provision. A Charitable Remainder Trust Rider allows income to be distributed and the payment of trustee fees and charges. The Rider only applies the appropriate Surrender Charge to withdrawals or surrenders during a Contract Year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the Contract Year; or (2) any amounts in excess of the total premiums paid. There is no limit on the number of withdrawals occurring in any Contract Year.

     Surrender. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may request a surrender of the Contract for its Surrender Value. (See "Surrender Charge.") The surrender request must be on the proper form which you can request from our Service Center. The proceeds paid to you will equal the Surrender Value less any withholding or premium taxes. The Surrender Value will be determined on the date Notice of surrender and the Contract are received at our Service Center. The Surrender Value will be paid in a lump sum unless you request payment under a Payment Option. A surrender may have adverse federal income tax consequences. (See "Federal Tax Status.")

     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in those years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or financial hardship. In addition, income attributable to elective contributions described in (2) and (3) above may not be distributed in the case of hardship.

     In the case of other types of Qualified Contracts, federal tax law imposes other restrictions on the form and manner in which benefits may be paid. Likewise, the terms of retirement plans funded by Qualified Contracts also may impose restrictions on the ability of participants to take distributions from the Contracts.

     Contract Termination. We may end your Contract and pay the Surrender Value to you if, before the Maturity Date, all of these events simultaneously exist;

     1. no premiums have been paid for at least two years;

     2. the Contract Account Value is less than $2,000; and

     3. the total premiums paid, less any partial withdrawals, are less than $2,000.

     We will mail you a notice of our intention to end your Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless we receive an additional premium payment before the termination date specified in the notice. This additional premium payment must be equal to at least the minimum additional amount required by us.

DEATH BENEFIT BEFORE OR AFTER MATURITY DATE

     We will deduct any applicable premium tax from the proceeds described below, unless we have already deducted the tax from the premiums when paid.

     Death of Annuitant. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary. During the first six Contract Years, the death benefit is equal to the greater of: (1) the premiums paid, less any withdrawals (including applicable Surrender Charges); or
(2) the

Contract Account Value on the date we receive due proof of Annuitant's death. After the end of the sixth Contract Year, the death benefit is equal to the greatest of:

        1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

        2. the Contract Account Value on the date we receive due proof of the Annuitant's death; or

        3. the premiums paid, less any withdrawals (including applicable Surrender Charges).

The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

     There is no death benefit payable if the Annuitant dies after the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of the Owner's death.

     These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that the distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint Owners, the surviving joint Owner will be the designated Beneficiary. Joint Owners must be husband and wife as of the Contract Date.

     If the Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

     Step-up Rider. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for these Contracts with an Annuitant who is age 0-70. The Step-up Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year Contract Anniversary and is reset every six years to the Contract Account Value on the next six year Contract Anniversary, if greater. This reset continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday. Premiums paid between the six year Contract Anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date we receive due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.

PROCEEDS ON MATURITY DATE

     Subject to our approval and state law you select the Maturity Date.

     Contract Account Value is applied to purchase a Payment Option as of the Maturity Date. If a lump sum payment is elected on the Maturity Date, the proceeds will equal the Surrender Value on the Maturity Date. In the event that you do not select a Payment Option, Contract Account Value is applied under the Life Annuity with Ten Year Certain Payment Option. (See "Payment Options.")

     You may change the Maturity Date subject to these limitations:

     1. Notice is received at our Service Center at least 30 days before the current Maturity Date;

     2. The new Maturity Date is at least 30 days after we receive the change request; and

     3. The new Maturity Date is not later than the later of the Contract Anniversary nearest the Annuitant's age 85 or 10 years after the Contract Date.


TELEPHONE, FAX, OR E-MAIL REQUESTS


     In addition to written requests, we may accept telephone, fax and e-mail instructions from you or an authorized third party at our Service Center regarding transfers, dollar cost averaging, Earnings Sweep Program transfers, automatic asset rebalancing advance ordering and loans (excluding 403(b) Contracts), and partial and systematic withdrawals (e-mail and fax only), subject to the following conditions:

     1. You must complete and sign our telephone, fax or e-mail request form and send it to us. You also may authorize us in the Application or by Notice to act upon instructions given by telephone, fax or e-mail.

     2. You may designate in the request form a third party to act on your behalf in making telephone, fax or e-mail requests.

     We reserve the right to suspend transfer privileges at any time, for any class of Contracts, for any reason.


     If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you. We will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures we follow include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of the telephone instructions given by you. If we follow reasonable procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for losses if we do not follow reasonable procedures.


     Telephone, facsimile, and e-mail may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.


DELAYS IN PAYMENTS


     Any withdrawal, the Surrender Value, or death benefit will usually be paid within seven calendar days of receipt of written request or receipt and filing of due proof of death. Payments may be postponed, however, if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

     2. the SEC permits by an order the postponement for the protection of Owners; or

     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

     If a recent check or draft has been submitted, we have the right to defer payment until such check or draft has been honored.


     If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block your account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.


     We have the right to defer payment of any withdrawal, surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after our receipt of documentation necessary to complete the transaction, or any shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at an annual rate of 3% or such higher rate required for a particular state.

MODIFICATION

     Upon notice to you, we may modify the Contract, if a modification:

     1. is necessary so that the Contract, our operations, or the operations of the Variable Account comply with applicable laws or regulations; or

     2. is necessary to assure the continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     3. is necessary to reflect a change in the operation of the Variable Account; or

     4. provides other Subaccounts and/or Guaranteed Account options.

     In the event of a modification, we will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

     At least quarterly, we will mail to you, at your last known address of record, a report containing the Contract Account Value and Surrender Value of the Contract and any further information required by applicable law or regulation.

CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to us at our Service Center.

                             THE GUARANTEED ACCOUNT

     You may allocate some or all of the Net Premiums and transfer some or all of the amounts in the Subaccounts to the Guaranteed Account, which is part of our General Account. The Guaranteed Account pays interest at declared rates that are guaranteed for each calendar year and must be at least 3%. The principal, after deductions, is also guaranteed. Our General Account supports our insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor our General Account has been registered as an investment company under the 1940 Act. Neither our General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under these laws. The disclosures relating to these accounts which are included in this prospectus are for your information and have not been reviewed by the SEC. These disclosures, however, may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of our General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. We intend to credit the Guaranteed Account Value with current rates in excess of this minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we anticipate changing the current interest rate in our discretion from time to time, different allocations to the Guaranteed Account Value will be credited with different current interest rates. The interest rate credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which an amount is received or transferred. At the end of the calendar year, we will determine a new current interest rate on the amount and any accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on this amount and any accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed effective annual interest rate of 3% will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

     For purposes of crediting interest and deducting charges, the Guaranteed Account uses a last-in, first-out method (i.e., LIFO) of accounting for allocations of Net Premium Payments and for transfers of Contract Account Value.

     We reserve the right to change the method of crediting interest from time to time, provided that the changes do not have the effect of reducing the minimum guaranteed effective annual interest rate below 3% or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which an amount is received or transferred).

CALCULATION OF GUARANTEED ACCOUNT VALUE

     The Guaranteed Account Value at any time is equal to amounts you allocate or transfer to the Guaranteed Account plus interest credited on these amounts, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

TRANSFERS FROM GUARANTEED ACCOUNT

     Within 30 days before or after any Contract Anniversary, you may make one transfer from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500, in which case the entire amount will be transferred. Subject to the next paragraph, if Notice for such transfer is received before a Contract Anniversary, the transfer will be made as of the Contract Anniversary; if Notice for a Transfer is received within 30 days after the Contract Anniversary, the transfer will be made as of the date we receive Notice at our Service Center.

PAYMENT DEFERRAL

     We may defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of our receipt of the Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     General. We do not deduct a charge for sales expense from premiums at the time they are paid. Within certain time limits described below, however, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. If the Surrender Charge is insufficient to cover sales expenses, the loss will be borne by us; conversely, if the amount of the Surrender Charge is more than our sales expenses, the excess will be retained by us. We do not currently believe that the Surrender Charges will cover the expected costs of distributing the Contracts. Any shortfall will be made up from our general assets, which may include proceeds derived from mortality and expense risk charges.

     Charges for Withdrawal or Surrender. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

CONTRACT YEAR IN WHICH  CHARGES AS PERCENTAGE OF
    WITHDRAWAL OR                AMOUNT
   SURRENDER OCCURS     WITHDRAWN OR SURRENDERED
----------------------  ------------------------
          1                        6%
          2                        5
          3                        4
          4                        3
          5                        2
          6                        1
     7 and after                   0

     We do not deduct a Surrender Charge if the withdrawal or surrender occurs after six full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total premiums received under that Contract.

     If the Contract is surrendered, the applicable Surrender Charge will be deducted from the Contract Account Value in determining the Surrender Value. For a withdrawal, any applicable Surrender Charge will be deducted from the Contract Account Value. If the requested amount is withdrawn from the Guaranteed Account and one or more of the Subaccounts, or is withdrawn from more than one Subaccount, then the Surrender Charge will be deducted from each Subaccount and/or from the Guaranteed Account based on the percentage of the withdrawal amount deducted from each Subaccount and/or from the Guaranteed Account. However, where such a withdrawal request would reduce the amount in a Subaccount or the Guaranteed Account below $500 and is therefore treated as a withdrawal of the entire amount of Contract Account Value in the Subaccount or the Guaranteed Account, then the Surrender Charge that otherwise would be allocated to that account will be deducted from the amount withdrawn.

     Free Withdrawal Amount Charge. Subject to certain restrictions, you may withdraw or surrender up to 10% of the Contract Account Value as of the beginning of a Contract Year within that Contract Year without a Surrender Charge. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge. After the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of that Contract Year. This right is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during that Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year.

     After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge. If a surrender is made during a Contract Year in which one or no withdrawals have been made, you may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during that Contract Year without imposition of the Surrender Charge. Only the excess amount will be subject to the Surrender Charge.

ADMINISTRATIVE CHARGES

     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of a Contract or on the Maturity Date (other than on a Contract Anniversary), we deduct from the Contract Account Value an Annual Administration Fee of $30 for our administrative expenses relating to the Contract. The charge is deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each account bears to the total Contract Account Value. No Annual Administration Fee is payable during the annuity period.

     Asset-Based Administration Charge. To compensate us for costs associated with administration of the Contracts, prior to the Maturity Date we deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.

     Transfer Processing Fee. The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, and Automatic Asset Rebalancing. We do not expect a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

     To compensate us for assuming mortality and expense risks, prior to the Maturity Date we deduct a daily Mortality and Expense Risk Charge from the assets of the Variable Account. We will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in a Contract are established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the Surrender Charges, Administration Fees, and Transfer Processing Fees may be insufficient to cover our actual expenses. If there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, these profits could be used to finance the distribution of the Contracts.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS

     Because the Variable Account purchases shares of the Portfolios, the performance of each Subaccount reflects the deduction of investment advisory fees and other expenses incurred by the Portfolios. For each Portfolio, an investment adviser is paid a fee that is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the size of the Portfolio. Each Portfolio also pays most or all of its operating expenses. See the accompanying current prospectuses for the Portfolios for further details.

PREMIUM TAXES

     Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action and currently range from 0.0% to 4.0%. In addition, other governmental units within a state may levy these taxes.

     The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when the taxes are paid to the taxing authority, either (1) from premiums as they are received, or (2) from the Contract proceeds upon withdrawal or surrender, application of the proceeds to a Payment Option, or payment of death benefit proceeds.

OTHER TAXES

     Currently, we do not make a charge against the Variable Account for federal, state or local taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to us. Charges for other taxes attributable to the Variable Account; if any, may also be made.

CHARGE DISCOUNTS FOR SALES TO CERTAIN CONTRACTS



     The Contract is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (Surrender Charge, Annual Administration Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs. We also may reduce or waive charges on Contracts sold to officers, directors, and employees of PMLIC or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.



     Generally, we reduce or waive charges based on a number of factors, including:



     - the number of Contract Owners;



     - the size of the group of purchasers;



     - the total premium expected to be paid;



     - total assets under management for the Contract Owner;



     - the purpose for which the Contracts are being purchased;



     - the expected persistency of individual Contracts; and



     - any other circumstances which are rationally related to the expected reduction in expenses.



     Reductions or waivers of charges will not discriminate unfairly among Owners.


                                PAYMENT OPTIONS

     The Contract ends on the Maturity Date. At that time the Contract Account Value will be applied to purchase a Payment Option, unless you elect to receive the Surrender Value in a single sum. If your election of a Payment Option has not been filed at our Service Center by the Maturity Date, the proceeds will be paid as a life annuity under Option B, described below.

     Before the Maturity Date, you can have the Surrender Value applied under a Payment Option. In addition, a Beneficiary can have the death benefit applied under a Payment Option, unless you have already selected a Payment Option for the Beneficiary. Any premium tax applicable will be deducted from the Surrender Value or the Contract Account Value at the time payments commence.

     Your Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued. We also reserve the right to require satisfactory evidence of the identity, birth date, and sex of any Annuitant, and satisfactory evidence that any Annuitant is still alive. Before making each annuity payment under a life-contingent Payment Option, we reserve the right to require satisfactory evidence that any Annuitant is still alive.

     The available Payment Options are described below. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF PAYMENT OPTIONS

     A Payment Option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires our consent. If an election is not in effect at the Annuitant's death, or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

     An election of option and any revocation or change must be made by Notice. Notice must be filed with our Service Center.

     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of the period.

     In addition, instead of choosing one of the Payment Options listed below, you may elect to receive payments in any other manner that is acceptable to us and is permissible under applicable law.

DESCRIPTION OF PAYMENT OPTIONS

     Option A -- Life Annuity Option. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of this present value will be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

     The amount of each payment will be determined from the tables in the Contract which apply to either Option A or Option B based upon the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age, only. Age is determined from the nearest birthday at the due date of the first payment.

     Alternate Income Option. Instead of the above Payment Options, the Contract Account Value, Surrender Value, or death benefit, as applicable, may be settled under an Alternate Income Option based on our single premium immediate annuity rates in effect at the time of settlement. These rates will be adjusted so that the first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receipt of one additional payment. This return is 4% higher than our standard immediate annuity rates.

                            YIELDS AND TOTAL RETURNS

     From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, standard annual total returns and non-standard measures of performance for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the SAI.

     Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding Portfolio. A Portfolio's performance reflects the Portfolio's expenses. See the prospectuses for the Funds.


     The yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. During extended periods of low interest rates, the yields of the Money Market Subaccount (or any Subaccount investing in a money market portfolio) may also become extremely low and possibly negative.


     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, respectively, the total returns for these periods are provided. For periods prior to the date a Subaccount commenced operations, performance information for Contracts funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Contract charges.


     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any Surrender Charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to the versions described above, total return performance information computed on other versions may be used in advertisements and sales literature. Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Surrender Charge. Total return information will be higher when the Surrender Charge is excluded than when it is included. We also may disclose, with and without deductions for the Surrender Charge, cumulative total return information.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of performance data, please refer to the SAI.

     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or how they may be interpreted by the Internal Revenue Service (the "IRS").

     The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments consist solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under sections 401(a), 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     Diversification Requirements. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contract to be treated as an annuity contract for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over Variable Account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any Non-Qualified Contract to contain certain provisions specifying how the Owner's interest in the Contract will be distributed in the event of the Owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review these provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES -- IN GENERAL


     We believe that if an Owner is a natural person, the Owner generally will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value and, in the case of a Qualified Contract, any portion of an interest in a retirement plan generally is treated as a distribution.)


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. The Owner of a Contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the Contract" (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals and Surrenders. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     Penalty Tax on Certain Withdrawals and Surrenders. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of an Owner;

     - attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under a Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death. Generally, these amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a surrender of the Contract; or (2) if distributed under a Payment Option, the amounts are taxed in the same way as annuity payments.


     Transfers, Assignments, or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant or Payee other than the Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in tax consequences to an Owner that are not discussed here.

An Owner contemplating any transfer, assignment designation, or exchange should consult a tax adviser as to these tax consequences.


     Charitable Remainder Trust Rider. Issues arising in connection with the ownership of certain annuity contracts by charitable remainder trusts are currently under extensive review by the IRS. You should consult a competent legal or tax adviser before arranging for the purchase of a Contract and/or Charitable Remainder Trust Rider by, or transfer of a Contract and/or Charitable Remainder Trust Rider to, a charitable remainder trust.



     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by PMLIC (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.


TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with qualified retirement plans. Owners, Annuitants, Beneficiaries, and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of any plan to the extent these terms and conditions contradict the Contract.

     The Owner may wish to consult a tax adviser regarding the use of the Contract within a qualified retirement plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation.


     Distributions. Annuity payments under a Qualified Contract are generally taxed in a manner similar to a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the relationship between the Owner's investment in the Contract and the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, however, the investment in the Contracts will generally be zero unless nondeductible or after-tax contributions have previously been made to the relevant qualified plan or employer contributions or investment earnings have been previously includible in income of the employee.


     Brief descriptions follow of different types of qualified retirement plans that may be used in connection with a Contract. We will endorse the Contract as necessary to conform it to the requirements of a plan.

     Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if a Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all applicable legal requirements prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.

     Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." There are legal limitations on the amount of the premiums or contributions under the IRA, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. Distributions, other than distributions of non-deductible contributions, are subject to income tax, and a 10% penalty tax is imposed on distributions before age 59 1/2, unless an exception applies. Certain small employers may establish SIMPLE IRA plans that allow employees to defer a percentage of their compensation up to a specified annual amount and employers to make matching or non-elective contributions to SIMPLE IRAs on behalf of their employees. Distributions before age 59 1/2 in the first two years of a SIMPLE IRA are, unless an exception applies, subject to a 25% penalty tax, and special restrictions apply to rollovers and transfers from SIMPLE IRAs. Employers may also establish simplified employee pension (SEP) plans to make IRA contributions on behalf of their employees. The Code may impose additional restrictions on IRAs, SIMPLE IRAs and SEP IRAs.



     Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. "Qualified distributions" from a Roth IRA, as well as distributions which are the return of the owner's contributions to the Roth IRA, are generally not subject to tax. "Qualified distributions" are distributions that satisfy a five-year holding period and are made: (1) after the owner reaches age 59 1/2; (2) to the beneficiary of the owner after the owner's death;
(3) on account of the owner's disability; or (4) to pay for first-time home-buying expenses. Federal income tax, as well as a 10% penalty tax, will generally apply to distributions that are not "qualified distributions."


     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

     The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, earnings on amounts described in (2) or (3) above may not be distributed in the case of hardship.


     Death Benefits. The Contract includes a death benefit that in some cases may exceed the greater of premiums paid or the Contract Account Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. In addition, the IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.



FOREIGN TAX CREDITS



     To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Contract Owners.


WITHHOLDING

     Distributions from a Contract generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. Generally, an eligible rollover distribution is a distribution from these plans, except for certain distributions such as minimum distributions required by the Code, certain after-tax contributions, distributions paid in the form of an annuity, and certain hardship withdrawals. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to a section 401(a), section 403(b), or governmental section 457 plan or to an IRA.


POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the federal tax consequences under the Contract are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A tax adviser should be consulted for further information.

                           DISTRIBUTION OF CONTRACTS


     The Contracts are offered to the public on a continuous basis. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to do so. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities and authorized by us to sell the Contracts, and who are registered representatives of 1717 or other broker/dealers. 1717 is a wholly-owned indirect subsidiary of PMLIC and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer. 1717 is also a member of the National Association of Securities Dealers, Inc. ("NASD").


     1717 acts as the principal underwriter, as defined in the 1940 Act, of the Contracts pursuant to an Underwriting Agreement between 1717 and ourselves. 1717 is not obligated to sell any specific number of Contracts. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also be sold through other broker-dealers registered under the Securities Exchange Act of 1934 that have a selling agreement with 1717 or have a selling agreement with another broker-dealer that has a selling agreement with 1717.


     More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You can also obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.


     We pay commissions, including other incentives or payments, to 1717 and to a number of nonaffiliated broker-dealers. We recoup commissions and other sales expenses through fees and charges imposed under the Contract. Although fees and charges are a source of revenue for this purpose, commissions paid on the Contract, including other incentives or payments, are not charged directly to Contract owners or the Separate Account.

     1717 retains the commissions on Contracts sold by its representatives. Nonaffiliated broker-dealers receive commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 for expenses incurred. The commissions paid are no greater than 7% of premiums.


     Under our distribution agreement with 1717, we pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Contracts. We also pay for 1717's operating and other expenses. Commissions payable for sales by registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, will be paid to such broker-dealers, who in turn may pay their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers and/or reimburse them for portions of Contract sales expenses.


     Because registered representatives (of 1717 or other broker-dealers) who sell the Contracts are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.

                               LEGAL PROCEEDINGS

     PMLIC and its subsidiaries, like other life insurance companies, are from time to time involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on PMLIC or the Variable Account.

                            VOTING PORTFOLIO SHARES

     Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote the shares as Owners instruct, so long as required by law.

     We will calculate the number of votes you may vote separately for each Subaccount. This amount may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. You hold this voting interest in each Subaccount to which the Variable Account Value is allocated. Your voting interest terminates on the Maturity Date or surrender of the Contract.

     The number of votes of a Portfolio you may vote will be determined as of the record date. Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Contract Account Value you have in that Portfolio (as of a date set by the Portfolio).

     If we do not receive voting instructions from you on time, we will vote your shares in the same proportion as the timely voting instructions we receive from other Owners. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.

     Portfolio shares held by us in a Subaccount as to which Owners do not have a voting interest will be voted in proportion to the voting instructions we receive from Owners with respect to the shares they do vote. If you instruct us to abstain on any item to be voted upon, we will apply your abstention instruction on a pro rata basis to reduce the votes eligible to be cast by us.

                              FINANCIAL STATEMENTS


     Our audited statements of financial condition as of December 31, 2001 and 2000, and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Report of Independent Accountants, are contained in the SAI. The audited statements of assets and liabilities for the Variable Account as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, are also included in the SAI.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Additional Contract Provisions..............................   S-2
     The Contract...........................................   S-2
     Incontestability.......................................   S-2
     Misstatement of Age or Sex.............................   S-2
     Dividends..............................................   S-2
Calculation of Yields and Total Returns.....................   S-2
     Money Market Subaccount Yields.........................   S-3
     Other Subaccount Yields................................   S-4
     Average Annual Total Returns...........................   S-4
     Other Total Returns....................................   S-6
     Effect of the Administration Fee on Performance Data...   S-9
Standard & Poor's...........................................   S-9
Safekeeping of Account Assets...............................  S-10
State Regulation............................................  S-10
Records and Reports.........................................  S-10
Legal Matters...............................................  S-10
Experts.....................................................  S-10
Other Information...........................................  S-10
Financial Statements........................................  S-11
Financial Statements Index..................................   F-1

                                                                      APPENDIX A

                              FINANCIAL HIGHLIGHTS

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."


     The table below sets forth certain information regarding the Subaccounts as of December 31, 2001.


                                                                  NUMBER                   NUMBER                   NUMBER
                                                       UNIT      OF UNITS       UNIT      OF UNITS       UNIT      OF UNITS
                                                      VALUE     OUTSTANDING    VALUE     OUTSTANDING    VALUE     OUTSTANDING
                                                      AS OF        AS OF       AS OF        AS OF       AS OF        AS OF
                    SUBACCOUNT                       12/31/01    12/31/01     12/31/00    12/31/00     12/31/99    12/31/99
                    ----------                       --------   -----------   --------   -----------   --------   -----------
Market Street All Pro Broad Equity.................  1,005.91     3,388.31    1,170.95     3,618.86    1,082.22     4,976.70
Market Street All Pro Large Cap Growth.............    445.29     2,326.05      576.76     1,651.46      721.62       578.67
Market Street All Pro Large Cap Value..............    482.00     1,787.11      492.50       903.86      490.76       240.50
Market Street All Pro Small Cap Growth.............    593.28     2,699.38      715.66     2,848.20      919.80     1,113.77
Market Street All Pro Small Cap Value..............    491.28     2,553.05      441.75     1,117.40      370.54       414.03
Market Street Equity 500 Index.....................  1,267.94     9,018.40    1,465.42    10,344.56    1,636.75    11,157.68
Market Street International........................    809.77     2,066.23      934.58     2,489.76      975.06     2,632.79
Market Street Mid Cap Growth.......................  1,311.73     2,114.90    1,384.12     2,553.53    1,014.50     1,324.09
Market Street Balanced.............................    847.34     1,111.03      924.31     1,353.13      861.32     1,622.04
Market Street Bond.................................    696.40     1,555.08      657.46     1,724.60      608.19     1,954.03
Market Street Money Market.........................    661.98     9,825.17      647.63     6,927.58      618.73     5,897.24
Scudder Bond.......................................    694.12     2,245.33      665.72     2,085.04      610.50     2,050.25
Scudder Growth and Income..........................    849.87     3,204.75      971.53     3,448.83    1,006.14     4,012.23
Scudder International..............................    599.65     2,958.74      880.78     3,143.72    1,140.30     2,554.87
OCC Equity.........................................  1,187.77     2,252.32    1,295.47     2,215.76    1,195.14     3,231.31
OCC Managed........................................  1,174.16     4,544.91    1,252.24     4,997.17    1,157.06     6,570.75
OCC Small Cap......................................  1,065.77     3,007.22      997.72     3,531.39      701.71     2,876.90
Dreyfus Growth and Income (Initial Shares).........    990.64     2,121.66    1,067.04     2,144.55    1,124.52     2,476.05
Dreyfus Socially Responsible Growth (Initial
 Shares)...........................................  1,007.39     2,681.16    1,319.54     3,123.43    1,503.98     2,839.23
Federated U.S. Government Securities II............    700.02     1,923.86      663.18     1,099.84      606.11       912.27
Federated Utility Fund II..........................    679.68       403.65      799.54       457.93      890.32       593.40
Fidelity VIP Equity Income Portfolio (Initial
 Class)............................................  1,170.39     8,197.62    1,248.84     8,816.40    1,168.00    11,605.83
Fidelity VIP Growth Portfolio (Initial Class)......  1,203.71    10,597.87    1,482.40    12,749.45    1,688.61    11,262.12
Fidelity VIP High Income Portfolio (Initial
 Class)............................................    527.60     3,394.93      606.18     3,523.14      792.88     4,604.56
Fidelity VIP Asset Manager(SM) Portfolio (Initial
 Class)............................................    850.18     2,338.77      898.97     2,428.75      948.86     2,581.36
Fidelity VIP Contrafund(R) Portfolio (Initial
 Class)............................................  1,101.22     6,162.28    1,272.63     7,120.88    1,382.01     6,104.21
Strong Mid Cap Growth Fund II......................    284.48     2,572.87      416.75     1,922.49
Strong Opportunity Fund II.........................    467.70     1,008.15      494.33       468.33
Van Eck Worldwide Bond.............................    503.05        95.66      537.64        38.43      535.14        73.04
Van Eck Worldwide Emerging Markets.................    325.87     1,856.67      336.57     1,427.41      587.10       681.71
Van Eck Worldwide Hard Assets......................    399.66       432.28      452.62       425.13      411.96        25.94
Van Eck Worldwide Real Estate......................    500.20       535.57      481.58     1,080.13      411.36       244.75

                                                                  NUMBER                   NUMBER                   NUMBER
                                                       UNIT      OF UNITS       UNIT      OF UNITS       UNIT      OF UNITS
                                                      VALUE     OUTSTANDING    VALUE     OUTSTANDING    VALUE     OUTSTANDING
                                                      AS OF        AS OF       AS OF        AS OF       AS OF        AS OF
                    SUBACCOUNT                       12/31/98    12/31/98     12/31/97    12/31/97     12/31/96    12/31/96
                    ----------                       --------   -----------   --------   -----------   --------   -----------
Market Street All Pro Broad Equity.................  1,065.67     4,945.24      950.55     3,848.31     775.34      2,631.88
Market Street All Pro Large Cap Growth.............    583.02        11.63
Market Street All Pro Large Cap Value..............    490.39        12.01
Market Street All Pro Small Cap Growth.............    485.44        10.62
Market Street All Pro Small Cap Value..............    408.65        11.18
Market Street Equity 500 Index.....................  1,377.32     9,006.00    1,088.42     5,559.85     831.78      2,825.25
Market Street International........................    764.54     3,016.56      704.02     3,125.55     651.04      2,617.73
Market Street Mid Cap Growth.......................    887.21     1,174.22      833.15       769.36     697.07        507.30
Market Street Balanced.............................    866.94     1,696.49      781.27     1,443.37     653.55      1,070.67
Market Street Bond.................................    637.92     1,670.46      597.74       993.30     553.59        730.75
Market Street Money Market.........................    598.06     8,576.56      575.95     6,625.22     554.47      5,296.64
Scudder Bond.......................................  1,181.96     3,477.76    1,071.54     3,150.90     858.13      2,175.67
Scudder Growth and Income..........................    724.89     3,315.72      808.05     2,961.17     670.35      2,106.40
Scudder International..............................  1,117.54     7,153.80    1,057.94     6,369.66     877.27      4,119.48
OCC Equity.........................................    625.13     1,577.09      594.92     1,073.80     553.18        756.19
OCC Managed........................................    748.08     1,695.38      641.18     1,239.16     596.09        313.71
OCC Small Cap......................................    962.07     4,042.74      913.35     2,118.10     709.94        705.75
Dreyfus Growth and Income (Initial Shares).........    975.63     2,289.14      884.85     1,799.35     772.15        895.01
Dreyfus Socially Responsible Growth (Initial
 Shares)...........................................  1,172.49     1,330.85      918.99       506.81     725.61        137.32
Federated U.S. Government Securities II............    618.36     1,067.47      582.47       317.09     544.01         88.34
Federated Utility Fund II..........................    886.67       470.16      789.26       304.63     632.04        116.78
Fidelity VIP Equity Income Portfolio (Initial
 Class)............................................  1,113.96    11,763.02    1,011.99     9,404.06     801.08      6,996.28
Fidelity VIP Growth Portfolio (Initial Class)......  1,245.95     7,706.38      905.80     6,516.65     743.89      5,412.35
Fidelity VIP High Income Portfolio (Initial
 Class)............................................   4743.43     4,385.78      788.02     3,296.95     679.15      2,498.16
Fidelity VIP Asset Manager(SM) Portfolio (Initial
 Class)............................................    866.16     2,408.49      763.46     2,055.09     641.70      1,277.53
Fidelity VIP Contrafund(R) Portfolio (Initial
 Class)............................................  1,127.92     3,848.82      879.99     2,353.16     718.85        997.07
Strong Mid Cap Growth Fund II......................
Strong Opportunity Fund II.........................
Van Eck Worldwide Bond.............................    588.75         2.93
Van Eck Worldwide Emerging Markets.................    297.26         0.00
Van Eck Worldwide Hard Assets......................    345.27         1.27
Van Eck Worldwide Real Estate......................    425.72         0.00

                                                                  NUMBER                   NUMBER
                                                       UNIT      OF UNITS       UNIT      OF UNITS
                                                      VALUE     OUTSTANDING    VALUE     OUTSTANDING
                                                      AS OF        AS OF       AS OF        AS OF
                    SUBACCOUNT                       12/31/95    12/31/95     12/31/94    12/31/94
                    ----------                       --------   -----------   --------   -----------
Market Street All Pro Broad Equity.................   657.63      1,246.84     511.45       298.94
Market Street All Pro Large Cap Growth.............
Market Street All Pro Large Cap Value..............
Market Street All Pro Small Cap Growth.............
Market Street All Pro Small Cap Value..............
Market Street Equity 500 Index.....................   686.84        875.67     507.68        13.31
Market Street International........................   595.43      1,329.83     528.22       190.49
Market Street Mid Cap Growth.......................   584.65        376.84     522.44        98.84
Market Street Balanced.............................   592.07        272.65     482.84        67.77
Market Street Bond.................................   545.35        366.16     459.55       134.18
Market Street Money Market.........................   534.58      3,510.81     513.30       453.09
Scudder Bond.......................................   705.50        995.33     468.40        17.66
Scudder Growth and Income..........................   572.66        733.25     515.26        66.91
Scudder International..............................   724.69      1,152.25     503.97       152.34
OCC Equity.........................................   545.82        175.27     504.88       108.98
OCC Managed........................................       --            --         --           --
OCC Small Cap......................................       --            --         --           --
Dreyfus Growth and Income (Initial Shares).........       --            --         --           --
Dreyfus Socially Responsible Growth (Initial
 Shares)...........................................       --            --         --           --
Federated U.S. Government Securities II............       --            --         --           --
Federated Utility Fund II..........................       --            --         --           --
Fidelity VIP Equity Income Portfolio (Initial
 Class)............................................   710.92      2,625.21     533.64       308.68
Fidelity VIP Growth Portfolio (Initial Class)......   657.74      2,143.41     492.73       173.34
Fidelity VIP High Income Portfolio (Initial
 Class)............................................   604.03      1,393.43     507.88        23.35
Fidelity VIP Asset Manager(SM) Portfolio (Initial
 Class)............................................   567.88        566.68     492.38       174.09
Fidelity VIP Contrafund(R) Portfolio (Initial
 Class)............................................       --            --     507.68        13.31
Strong Mid Cap Growth Fund II......................
Strong Opportunity Fund II.........................
Van Eck Worldwide Bond.............................
Van Eck Worldwide Emerging Markets.................
Van Eck Worldwide Hard Assets......................
Van Eck Worldwide Real Estate......................

               PROVIDENT MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (REGISTRANT)

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY

                                  (DEPOSITOR)

                          1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
                                 (610) 407-1717
         SERVICE CENTER: 300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713
                                 1-800-688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


     This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium deferred variable annuity contract (the "Contract") offered by Provident Mutual Life Insurance Company ("PMLIC"). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2002 and the prospectuses for Market Street Fund; Scudder Variable Series I; OCC Accumulation Trust; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; Federated Insurance Series; Fidelity Variable Insurance Products; Strong Variable Insurance Funds, Inc.; Strong Opportunity Fund II, Inc.; and Van Eck Worldwide Insurance Trust. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.



      The date of this Statement of Additional Information is May 1, 2002.


                      STATEMENT OF ADDITIONAL INFORMATION


                               TABLE OF CONTENTS



ADDITIONAL CONTRACT PROVISIONS..............................   S-2
     The Contract...........................................   S-2
     Incontestability.......................................   S-2
     Misstatement of Age or Sex.............................   S-2
     Dividends..............................................   S-2
CALCULATION OF YIELDS AND TOTAL RETURNS.....................   S-2
     Money Market Subaccount Yields.........................   S-3
     Other Subaccount Yields................................   S-4
     Average Annual Total Returns...........................   S-4
     Other Total Returns....................................   S-6
     Effect of the Administration Fee on Performance Data...   S-9
STANDARD & POOR'S...........................................   S-9
SAFEKEEPING OF ACCOUNT ASSETS...............................  S-10
STATE REGULATION............................................  S-10
RECORDS AND REPORTS.........................................  S-10
LEGAL MATTERS...............................................  S-10
EXPERTS.....................................................  S-10
OTHER INFORMATION...........................................  S-10
FINANCIAL STATEMENTS........................................  S-11
FINANCIAL STATEMENTS INDEX..................................   F-1

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The entire contract between you and us is made up of the Contract and your Application. The statements made in the Application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void a Contract unless it is contained in the Application and a copy of the Application is attached to the Contract at issue.

INCONTESTABILITY

     We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age and sex.

     If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

     If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

DIVIDENDS

     The Contract is eligible for dividends. We will determine the share of its divisible surplus to be apportioned to the Contract on a yearly basis. Since this Contract will probably not contribute to surplus, we do not expect to credit dividends to it. If a dividend is credited, it will be paid to you in cash.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, we may disclose historical performance data for the Subaccounts including yields, effective yields, annual total returns, and other measures of performance. This performance data will be computed, or accompanied by performance data computed, in accordance with SEC standards.

     Because of the charges and deductions imposed under a Contract, performance data for the Subaccounts will be lower than performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to their corresponding Portfolios. Without these reimbursements and waivers, performance would be lower. In addition, calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 4.0% of the premium depending on the state in which the Contract is sold.

     The Funds have provided all performance information for the Portfolios, including the Portfolio total value information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. Market Street Fund is affiliated with PMLIC. None of the other Funds is affiliated with PMLIC. While PMLIC has no reason to doubt the accuracy of the figures provided by these non-affiliated Funds, PMLIC does not represent that they are true and complete, and disclaims all responsibility for these figures.

     PERFORMANCE FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF EACH SUBACCOUNT WILL FLUCTUATE ON A DAILY BASIS.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investing income on shares of the Money Market Portfolio or on its portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, dividing the net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Annual Administration Fee; (2) the Asset-Based Administration Charge; and (3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Administration Fee deducted at the end of each Contract Year. Current yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit in the Money Market Subaccount.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value on the first day of the seven-day period.

     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

     Where:

     NCS = the net change in the value (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit in the Money Market Subaccount.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value for the first day of the seven-day period.

     The Money Market Subaccount's yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

     Yield calculations do not take into account the Surrender Charge under the Contract, which ranges from 6% during the first Contract Year to 1% during the sixth Contract Year on amounts surrendered or withdrawn under the Contract.


     The current yield and effective yield for the Money Market Subaccount for the seven days ended December 31, 2001 were 0.38% and 0.38%, respectively.


OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by dividing: (1) the net investment income of the Portfolio attributable to the Subaccount's Accumulation Units less Subaccount expenses for the period; by (2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period. This number is then compounded for a twelve-month period. Expenses attributable to the Subaccount include the Annual Administration Fee, the Asset-Based Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes an Administration Fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administration fee per dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = ((((NI - ES)/(U X UV)) + 1)(12)-1)

     Where:

     NI   = net investment income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation Units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of Accumulation Units outstanding.

     UV = the unit value at the close of the last day in the 30-day or one-month period.

     A Subaccount's yield is affected by changes in interest rates, the average portfolio maturity of a portfolio, the types and quality of portfolio securities held by the Portfolio, and a Portfolio's operating expenses.

     Yield calculations do not take into account the Surrender Charge under the Contract, which ranges from 6% during the first Contract Year to 1% during the sixth Contract Year on amounts surrendered or withdrawn under the Contract.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.


     Until a Subaccount has been in operation for 10 years, PMLIC will include quotes of average annual total return for the period measured from the Subaccount's inception. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Subaccounts may include information for the period before any contracts were registered under the Securities Act of 1933, from the inception of the Subaccounts, with the level of Contract charges currently in effect.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Subaccount unit values based on the performance of the Subaccount's underlying Portfolio, the deductions for the Mortality and Expense Risk Charge, the Asset-Based Administration Charge, and the Annual Administration Fee. The calculation assumes that the Annual Administration Fee is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average administration fee per dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the period. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period during the first six Contract years. The total return will then be calculated according to the following formula:

     TR  = ((ERV/P)1/N) - 1

     Where:

     TR  = the average annual total return

     ERV = the ending redeemable value (net of Subaccount recurring charges and any applicable Surrender Charge) of the hypothetical account at the end of the period

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     Based on the foregoing calculations, average annual total return information for the Subaccounts is as follows:


                                                                                                     FROM THE
                                                FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    DATE OF
                                                 PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     SUBACCOUNT
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)          12/31/01         12/31/01         12/31/01       INCEPTION
-----------------------------------------       --------------   --------------   ---------------   ----------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (October 1,
     1993)....................................      (19.53)%          4.72%              n/a            8.58%
  All Pro Large Cap Growth Portfolio
     (June 4, 1998)...........................      (27.71)%           n/a               n/a           (3.16)%
  All Pro Large Cap Value Portfolio
     (June 4, 1998)...........................       (8.28)%           n/a               n/a           (1.29)%
  All Pro Small Cap Growth Portfolio
     (June 4, 1998)...........................      (22.36)%           n/a               n/a            6.42%
  All Pro Small Cap Value Portfolio
     (June 4, 1998)...........................       4.26%             n/a               n/a            0.16%
  Equity 500 Index Portfolio(1)
     (October 1, 1993)........................      (18.95)%          8.19%              n/a           13.49%
  International Portfolio (October 1, 1993)...      (18.84)%          3.83%              n/a            5.81%
  Mid Cap Growth Portfolio (October 1,
     1993)....................................      (11.20)%         12.89%              n/a           12.26%
  Balanced Portfolio (October 1, 1993)........      (14.11)%          4.70%              n/a            6.37%
  Bond Portfolio (October 1, 1993)............       (0.71)%          4.07%              n/a            3.84%
  Money Market Portfolio (October 1, 1993)....       (4.20)%          2.97%              n/a            3.22%
SCUDDER VARIABLE SERIES I
  Bond Portfolio (October 3, 1994)............       (2.27)%          4.01%              n/a            5.41%
  Growth & Income Portfolio (May 1, 1996).....      (18.05)%          3.03%              n/a            4.99%
  International Portfolio (May 1, 1996).......      (36.29)%         (0.54)%             n/a            0.64%

                                                                                                     FROM THE
                                                FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    DATE OF
                                                 PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     SUBACCOUNT
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)          12/31/01         12/31/01         12/31/01       INCEPTION
-----------------------------------------       --------------   --------------   ---------------   ----------
OCC ACCUMULATION TRUST
  Equity Portfolio (October 3, 1994)..........      (14.10)%          6.10%              n/a           11.96%
  Managed Portfolio (October 3, 1994).........      (12.14)%          5.38%              n/a           11.94%
  Small Cap Portfolio (October 3, 1994).......       0.13%            9.11%              n/a           10.72%
DREYFUS VARIABLE INVESTMENT FUND (INITIAL
  SHARES)
  Growth & Income (May 1, 1996)...............      (13.01)%          4.48%              n/a            5.24%
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  (INITIAL SHARES) (May 1, 1996)..............      (28.52)%          6.16%              n/a            7.51%
FEDERATED INSURANCE SERIES
  Fund for U.S. Government Securities II
     Portfolio (April 30, 1996)...............       (1.06)%          4.55%              n/a            4.95%
  Utility Fund II Portfolio (May 1, 1996).....      (20.37)%          0.81%              n/a            2.51%
FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL
  CLASS)
  Equity Income Portfolio (October 3, 1994)...      (12.19)%          7.26%              n/a           11.12%
  Growth Portfolio (October 3, 1994)..........      (23.95)%          9.50%              n/a           13.35%
  High Income Portfolio (October 3, 1994).....      (18.47)%         (5.64)%             n/a            0.02%
  Asset Manager(SM) Portfolio (October 3,
     1994)....................................      (11.38)%          5.16%              n/a            7.14%
  Contrafund(R) Portfolio (May 1, 1996).......      (18.94)%          8.30%              n/a            9.54%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II Portfolio
     (May 2, 2000)............................      (36.12)%           n/a               n/a          (31.58)%
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Portfolio (May 2, 2000).........      (11.35)%           n/a               n/a           (7.51)%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio (May 1, 1998)......      (12.33)%           n/a               n/a           (3.11)%
  Worldwide Emerging Markets Portfolio
     (May 1, 1998)............................       (9.27)%           n/a               n/a          (10.75)%
  Worldwide Hard Assets Portfolio (May 1,
     1998)....................................      (17.28)%           n/a               n/a           (7.39)%
  Worldwide Real Estate Portfolio (May 1,
     1998)....................................       (2.65)%           n/a               n/a           (1.03)%


---------------

(1) As of February 7, 2000, shares of the Market Street Equity 500 Index Portfolio were substituted for shares of the Fidelity Variable Insurance Products Fund Index 500 Portfolio. Subaccount performance for periods prior to the substitution is based on the performance of the Fidelity Variable Insurance Product Fund Index 500 Portfolio.



OTHER TOTAL RETURNS


     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the Surrender Charge on amounts surrendered or withdrawn.

     Based on this method of calculation, average annual total return information for the Subaccounts is as follows:

                                      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                      1-MONTH        3-MONTH         1-YEAR         3-YEAR         5-YEAR        10-YEAR
                                    PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
SUBACCOUNT(INCEPTION DATE   YTD       12/31/01       12/31/01       12/31/01       12/31/01       12/31/01       12/31/01
OF SUBACCOUNT)             ------   ------------   ------------   ------------   ------------   ------------   ------------
MARKET STREET FUND
  All Pro Broad Equity
    Portfolio (Oct 1,
    1993)..............    (14.39)%     1.56%         12.53%         (14.39)%        (2.22)%          5.10%         8.20%(2)
  All Pro Large Cap
    Growth Portfolio
    (June 4, 1998).....    (23.09)%     0.19%         12.44%         (23.09)%        (8.95)%           n/a           n/a
  All Pro Large Cap Value
    Portfolio (June 4,
    1998)..............     (2.43)%     1.92%          7.40%          (2.43)%        (0.88)%           n/a           n/a
  All Pro Small Cap
    Growth Portfolio
    (June 4, 1998).....    (17.40)%     6.09%         29.04%         (17.40)%         6.65%            n/a           n/a
  All Pro Small Cap Value
    Portfolio (June 4,
    1998)..............     10.91%      6.64%         18.20%          10.91%          6.06%            n/a           n/a
  Equity 500 Index
    Portfolio(1)
    (October 1, 1993)...   (13.78)%     0.60%         10.00%         (13.78)%        (3.04)%          8.58%          n/a
  International Portfolio
    (October 1, 1993)...   (13.65)%     0.67%          7.33%         (13.65)%         1.64%           4.21%         6.21%
  Mid Cap Growth
    Portfolio (October 1,
    1993)..............     (5.53)%     5.00%         20.69%          (5.53)%        13.69%          13.30%         9.89%(2)
  Balanced Portfolio
    (October 1, 1993)...    (8.63)%    (0.49)%         3.87%          (8.63)%        (1.06)%          5.09%         7.36%(2)
  Bond Portfolio
    (October 1, 1993)...     5.62%     (0.96)%         0.30%           5.62%          2.68%           4.45%         4.64%(2)
  Money Market Portfolio
    (October 1, 1993)...     1.92%     (0.02)%         0.05%           1.92%          3.16%           3.35%         2.88%(2)
SCUDDER VARIABLE SERIES I
  Bond Portfolio
    (October 3, 1994)...     3.97%     (1.15)%        (0.72)%          3.97%          3.27%           4.39%         4.79%(2)
  Growth & Income
    Portfolio (May 1,
    1996)..............    (12.82)%     0.88%          9.81%         (12.82)%        (4.38)%          3.40%          n/a
  International Portfolio
    (May 1, 1996)......    (32.22)%    (0.76)%         0.19%         (32.22)%        (7.46)%         (0.18)%        4.51%(2)
OCC ACCUMULATION TRUST
  Equity Portfolio
    (October 3, 1994)...    (8.61)%    (0.38)%         2.09%          (8.61)%        (0.14)%          6.49%          n/a
  Managed Portfolio
    (October 3, 1994)...    (6.54)%    (0.19)%         1.23%          (6.54)%         1.37%           5.76%          n/a
  Small Cap Portfolio
    (October 3, 1994)...     6.52%      9.02%         17.76%           6.52%         13.48%           9.51%          n/a
DREYFUS VARIABLE
  INVESTMENT FUND
  (INITIAL SHARES)
  Growth & Income (May 1,
    1996)..............     (7.46)%     1.54%         12.15%          (7.46)%         0.21%           4.86%          n/a
DREYFUS SOCIALLY
  RESPONSIBLE GROWTH
  FUND, INC. (INITIAL
  SHARES)
  (May 1, 1996)........    (23.96)%    (0.50)%         9.25%         (23.96)%        (5.27)%          6.55%          n/a


                                FROM THE
                           DATE OF SUBACCOUNT
SUBACCOUNT(INCEPTION DATE      INCEPTION
OF SUBACCOUNT)             ------------------
MARKET STREET FUND
  All Pro Broad Equity
    Portfolio (Oct 1,
    1993)..............             8.58%
  All Pro Large Cap
    Growth Portfolio
    (June 4, 1998).....            (2.42)%
  All Pro Large Cap Value
    Portfolio (June 4,
    1998)..............            (0.53)%
  All Pro Small Cap
    Growth Portfolio
    (June 4, 1998).....             7.24%
  All Pro Small Cap Value
    Portfolio (June 4,
    1998)..............             0.93%
  Equity 500 Index
    Portfolio(1)
    (October 1, 1993)...           13.49%
  International Portfolio
    (October 1, 1993)...            5.81%
  Mid Cap Growth
    Portfolio (October 1,
    1993)..............            12.26%
  Balanced Portfolio
    (October 1, 1993)...            6.37%
  Bond Portfolio
    (October 1, 1993)...            3.84%
  Money Market Portfolio
    (October 1, 1993)...            3.22%
SCUDDER VARIABLE SERIES I
  Bond Portfolio
    (October 3, 1994)...            5.41%
  Growth & Income
    Portfolio (May 1,
    1996)..............             5.16%
  International Portfolio
    (May 1, 1996)......             0.80%
OCC ACCUMULATION TRUST
  Equity Portfolio
    (October 3, 1994)...           11.96%
  Managed Portfolio
    (October 3, 1994)...           11.94%
  Small Cap Portfolio
    (October 3, 1994)...           10.72%
DREYFUS VARIABLE
  INVESTMENT FUND
  (INITIAL SHARES)
  Growth & Income (May 1,
    1996)..............             5.41%
DREYFUS SOCIALLY
  RESPONSIBLE GROWTH
  FUND, INC. (INITIAL
  SHARES)
  (May 1, 1996)........             7.68%

                                      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                      1-MONTH        3-MONTH         1-YEAR         3-YEAR         5-YEAR        10-YEAR
                                    PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
SUBACCOUNT(INCEPTION DATE   YTD       12/31/01       12/31/01       12/31/01       12/31/01       12/31/01       12/31/01
OF SUBACCOUNT)             ------   ------------   ------------   ------------   ------------   ------------   ------------
FEDERATED INSURANCE
  SERIES
  Fund for U.S.
    Government Securities
    II Portfolio (April
    30, 1996)..........      5.25%     (0.75)%        (0.78)%          5.25%          3.94%           4.93%          n/a
  Utility Fund II
    Portfolio (May 1,
    1996)..............    (15.29)%     0.15%         (2.78)%        (15.29)%        (8.84)%          1.18%          n/a
FIDELITY VARIABLE
  INSURANCE PRODUCTS
  (INITIAL CLASS)
  Equity Income Portfolio
    (October 3, 1994)...    (6.58)%     2.05%          8.91%          (6.58)%         1.37%           7.66%        11.92%(2)
  Growth Portfolio
    (October 3, 1994)...   (19.10)%     0.48%         16.33%         (19.10)%        (1.45)%          9.90%        11.71%(2)
  High Income Portfolio
    (October 3, 1994)...   (13.26)%    (0.30)%         2.44%         (13.26)%       (11.18)%         (5.29)%        3.60%(2)
  Asset Manager(SM)
    Portfolio (October 3,
    1994)..............     (5.73)%     0.97%          7.90%          (5.73)%        (0.92)%          5.55%         7.58%(2)
  Contrafund(R) Portfolio
    (May 1, 1996)......    (13.77)%     2.24%          6.44%         (13.77)%        (1.10)%          8.69%          n/a
STRONG VARIABLE INSURANCE
  FUNDS, INC.
  Mid Cap Growth Fund II
    Portfolio (May 2,
    2000)..............    (32.04)%     1.53%         21.36%         (32.04)%         2.10%(2)         n/a           n/a
STRONG OPPORTUNITY
  FUND II, INC.
  Opportunity Portfolio
    (May 2, 2000)......     (5.69)%     3.56%         19.45%          (5.69)%         9.53%(2)       12.69%(2)       n/a
VAN ECK WORLDWIDE
  INSURANCE TRUST
  Worldwide Bond
    Portfolio (May 1,
    1998)..............     (6.73)%    (3.52)%        (3.91)%         (6.73)%        (5.44)%         (1.14)%        0.53%(2)
  Worldwide Emerging
    Markets Portfolio
    (May 1, 1998)......     (3.48)%     6.39%         26.06%          (3.48)%         2.83%            n/a           n/a
  Worldwide Hard Assets
    Portfolio (May 1,
    1998)..............    (12.00)%     3.94%          8.28%         (12.00)%         4.72%          (5.61)%        3.25%(2)
  Worldwide Real Estate
    Portfolio (May 1,
    1998)..............      3.57%      2.11%          3.97%           3.57%          5.25%            n/a           n/a


                                FROM THE
                           DATE OF SUBACCOUNT
SUBACCOUNT(INCEPTION DATE      INCEPTION
OF SUBACCOUNT)             ------------------
FEDERATED INSURANCE
  SERIES
  Fund for U.S.
    Government Securities
    II Portfolio (April
    30, 1996)..........             5.11%
  Utility Fund II
    Portfolio (May 1,
    1996)..............             2.67%
FIDELITY VARIABLE
  INSURANCE PRODUCTS
  (INITIAL CLASS)
  Equity Income Portfolio
    (October 3, 1994)...           11.12%
  Growth Portfolio
    (October 3, 1994)...           13.35%
  High Income Portfolio
    (October 3, 1994)...            0.02%
  Asset Manager(SM)
    Portfolio (October 3,
    1994)..............             7.14%
  Contrafund(R) Portfolio
    (May 1, 1996)......             9.71%
STRONG VARIABLE INSURANCE
  FUNDS, INC.
  Mid Cap Growth Fund II
    Portfolio (May 2,
    2000)..............           (29.66)%
STRONG OPPORTUNITY
  FUND II, INC.
  Opportunity Portfolio
    (May 2, 2000)......            (4.91)%
VAN ECK WORLDWIDE
  INSURANCE TRUST
  Worldwide Bond
    Portfolio (May 1,
    1998)..............            (2.38)%
  Worldwide Emerging
    Markets Portfolio
    (May 1, 1998)......           (10.08)%
  Worldwide Hard Assets
    Portfolio (May 1,
    1998)..............            (6.70)%
  Worldwide Real Estate
    Portfolio (May 1,
    1998)..............            (0.29)%


---------------

(1) As of February 7, 2000, shares of the Market Street Equity 500 Index Portfolio were substituted for shares of the Fidelity Variable Insurance Products Fund Index 500 Portfolio. Subaccount performance for periods prior to the substitution is based on the performance of the Fidelity Variable Insurance Product Fund Index 500 Portfolio.



(2)Performance represents periods prior to the inception date of the Subaccount.



     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

     We may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

     CTR = (ERV/P) - 1

     Where:

     CTR = the Cumulative Total Return for the period.

     ERV = the ending redeemable value (net of Subaccount recurring charges) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

EFFECT OF THE ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 Annual Administration Fee to be deducted annually at the end of each Contract Year, from the Subaccounts and the Guaranteed Account based on the proportion that the value of each account bears to the total Contract Account Value. For purposes of reflecting the Annual Administration Fee in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on a Contract Account Value in the Variable Account of $10,000 on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                               STANDARD & POOR'S

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Contract.

     S&P makes no representation or warranty, express or implied, to the Owners of the Contracts and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally, or in the Contracts and the Equity 500 Index Portfolio particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PMLIC and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to PMLIC, Market Street, the Owners of the Contracts, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PMLIC, Market Street, the Owners of the Contracts or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contracts or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Contracts or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Contracts or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Contracts or the Equity 500 Index Portfolio.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED. AS TO RESULTS TO BE OBTAINED BY PMLIC, MARKET STREET, OWNERS OF THE CONTRACTS AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                         SAFEKEEPING OF ACCOUNT ASSETS

     We hold the title to the assets of the Variable Account. The assets in the Variable Account are legally segregated from General Account assets and from the assets in any other separate account.

     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.


     Our officers and employees are covered by a financial institution bond issued by Continental Casualty Company (a subsidiary of CNA) to PMLIC with limits of $10 million per occurrence and $20 million in the aggregate. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

     We are subject to regulation and supervision by the Insurance Department of the Commonwealth of Pennsylvania, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

     We will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and the regulations thereunder, reports containing information required under the Act or any other applicable law or regulation, will be sent to Owners semi-annually at their last known address.

                                 LEGAL MATTERS

     James Bernstein, Esquire, Assistant Secretary of PMLIC and PLACA, has provided advice on certain matters relating to the laws of Pennsylvania regarding the Contracts and our issuance of the Contracts. Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided certain legal advice relating to the federal securities laws.

                                    EXPERTS

     The financial statements listed on page F-1 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts. Not all the information set forth in the registration statement and the amendments and exhibits thereto has been included in this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


     This SAI contains the audited statements of assets and liabilities of the Variable Account as of December 31, 2001 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as independent accountant for the Provident Mutual Variable Annuity Separate Account.



     Our statements of financial condition as of December 31, 2001 and 2000 and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 2001, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                           FINANCIAL STATEMENTS INDEX



                                                              PAGE
                                                              ----
Provident Mutual Variable Annuity Separate Account
  Report of Independent Accountants.........................   F-2
  Statements of Assets and Liabilities, December 31, 2001...   F-3
  Statements of Operations for the Year Ended December 31,
     2001...................................................  F-11
  Statements of Changes in Net Assets for the Year Ended
     December 31, 2001......................................  F-19
  Statements of Changes in Net Assets for the Year Ended
     December 31, 2000......................................  F-27
  Notes to Financial Statements.............................  F-33
Provident Mutual Life Insurance Company and Subsidiaries
  Report of Independent Accountants.........................  F-61
  Consolidated Statements of Financial Condition, December
     31, 2001 and 2000......................................  F-62
  Consolidated Statements of Operations for the Years Ended
     December 31, 2001, 2000 and 1999.......................  F-63
  Consolidated Statements of Equity for the Years Ended
     December 31, 2001, 2000 and 1999.......................  F-64
  Consolidated Statements of Cash Flows for the Years Ended
     December 31, 2001, 2000 and 1999.......................  F-65
  Notes to Consolidated Financial Statements................  F-66

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Contractowners and Board of Directors of Provident Mutual Life Insurance Company:

     In our opinion, the accompanying statements of assets and liabilities of the Provident Mutual Variable Annuity Separate Account (comprising forty-two subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 2001, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
January 18, 2002

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                            ALL PRO BROAD     MONEY                                 MID CAP
                                               EQUITY         MARKET        BOND       BALANCED      GROWTH     INTERNATIONAL
                                             SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund,
  Inc., at fair value:
  All Pro Broad Equity Portfolio..........   $3,507,159
  Money Market Portfolio..................                  $6,839,977
  Bond Portfolio..........................                               $1,122,277
  Balanced Portfolio......................                                            $1,026,310
  Mid Cap Growth Portfolio................                                                         $2,870,455
  International Portfolio.................                                                                       $1,748,573
Dividends receivable......................                      8,659
                                             ----------     ----------   ----------   ----------   ----------    ----------
Total Assets..............................    3,507,159     6,848,636    1,122,277    1,026,310    2,870,455      1,748,573
                                             ----------     ----------   ----------   ----------   ----------    ----------
Payable to Provident Mutual Life Insurance
  Company.................................                     34,246
                                             ----------     ----------   ----------   ----------   ----------    ----------
NET ASSETS................................   $3,507,159     $6,814,390   $1,122,277   $1,026,310   $2,870,455    $1,748,573
                                             ==========     ==========   ==========   ==========   ==========    ==========
Held for the benefit of contractholders...   $3,450,675     $6,714,954   $1,082,938   $ 978,048    $2,782,549    $1,693,833
Attributable to Provident Mutual Life
  Insurance Company.......................       56,484        99,436       39,339       48,262       87,906         54,740
                                             ----------     ----------   ----------   ----------   ----------    ----------
                                             $3,507,159     $6,814,390   $1,122,277   $1,026,310   $2,870,455    $1,748,573
                                             ==========     ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                      ALL PRO         ALL PRO         ALL PRO         ALL PRO
                                                     LARGE CAP       LARGE CAP       SMALL CAP       SMALL CAP     EQUITY 500
                                                      GROWTH           VALUE          GROWTH           VALUE          INDEX
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                   -------------   -------------   -------------   -------------   -----------
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at
  fair value:
  All Pro Large Cap Growth Portfolio.............   $1,056,891
  All Pro Large Cap Value Portfolio..............                    $886,753
  All Pro Small Cap Growth Portfolio.............                                   $1,629,078
  All Pro Small Cap Value Portfolio..............                                                   $1,281,539
  Equity 500 Index Portfolio.....................                                                                  $11,471,314
                                                    ----------       --------       ----------      ----------     -----------
NET ASSETS.......................................   $1,056,891       $886,753       $1,629,078      $1,281,539     $11,471,314
                                                    ==========       ========       ==========      ==========     ===========
Held for the benefit of contractholders..........   $1,035,774       $861,391       $1,601,495      $1,254,261     $11,434,733
Attributable to Provident Mutual Life Insurance
  Company........................................       21,117         25,362           27,583          27,278          36,581
                                                    ----------       --------       ----------      ----------     -----------
                                                    $1,056,891       $886,753       $1,629,078      $1,281,539     $11,471,314
                                                    ==========       ========       ==========      ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                            FIDELITY     FIDELITY                   FIDELITY
                                                              HIGH       EQUITY-      FIDELITY       ASSET       FIDELITY
                                                             INCOME       INCOME       GROWTH       MANAGER     CONTRAFUND
                                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund, at
  fair value:
  High Income Portfolio..................................  $1,819,477
  Equity-Income Portfolio................................               $9,656,756
  Growth Portfolio.......................................                            $12,797,926
Investment in the Variable Insurance Products Fund II, at
  fair value:
  Asset Manager Portfolio................................                                          $2,033,232
  Contrafund Portfolio...................................                                                       $6,832,433
                                                           ----------   ----------   -----------   ----------   ----------
NET ASSETS...............................................  $1,819,477   $9,656,756   $12,797,926   $2,033,232   $6,832,433
                                                           ==========   ==========   ===========   ==========   ==========
Held for the benefit of contractholders..................  $1,791,162   $9,594,448   $12,756,756   $1,988,361   $6,786,020
Attributable to Provident Mutual Life Insurance
  Company................................................     28,315       62,308         41,170      44,871        46,413
                                                           ----------   ----------   -----------   ----------   ----------
                                                           $1,819,477   $9,656,756   $12,797,926   $2,033,232   $6,832,433
                                                           ==========   ==========   ===========   ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                                                 SCUDDER
                                               OCC          OCC          OCC        SCUDDER     GROWTH AND      SCUDDER
                                              EQUITY     SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                            ----------   ----------   ----------   ----------   ----------   -------------
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the OCC Accumulation Trust,
  at fair value:
  Equity Portfolio........................  $2,710,102
  Small Cap Portfolio.....................               $3,264,445
  Managed Portfolio.......................                            $5,389,877
Investment in the Scudder Variable Life
  Investment Fund, at fair value:
  Bond Portfolio..........................                                         $1,600,431
  Growth and Income Portfolio.............                                                      $2,763,612
  International Portfolio.................                                                                    $1,801,136
                                            ----------   ----------   ----------   ----------   ----------    ----------
NET ASSETS................................  $2,710,102   $3,264,445   $5,389,877   $1,600,431   $2,763,612    $1,801,136
                                            ==========   ==========   ==========   ==========   ==========    ==========
Held for the benefit of contractholders...  $2,675,231   $3,205,002   $5,336,442   $1,558,526   $2,723,624    $1,774,200
Attributable to Provident Mutual Life
  Insurance Company.......................     34,871       59,443       53,435       41,905       39,988         26,936
                                            ----------   ----------   ----------   ----------   ----------    ----------
                                            $2,710,102   $3,264,445   $5,389,877   $1,600,431   $2,763,612    $1,801,136
                                            ==========   ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                               DREYFUS                     FEDERATED
                                                                GROWTH       DREYFUS     FUND FOR U.S.
                                                                 AND        SOCIALLY      GOVERNMENT        FEDERATED
                                                                INCOME     RESPONSIBLE   SECURITIES II   UTILITY FUND II
                                                              SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Dreyfus Variable Investment Fund, at fair
  value:
  Growth and Income Portfolio...............................  $2,140,196
Investment in the Dreyfus Socially Responsible Growth Fund,
  Inc., at fair value:
  Socially Responsible Portfolio............................               $2,741,988
Investment in the Federated Insurance Series, at fair value:
  Fund for U.S. Government Securities II Portfolio..........                              $1,383,128
  Utility Fund II Portfolio.................................                                                $305,867
                                                              ----------   ----------     ----------        --------
NET ASSETS..................................................  $2,140,196   $2,741,988     $1,383,128        $305,867
                                                              ==========   ==========     ==========        ========
Held for the benefit of contractholders.....................  $2,101,801   $2,700,952     $1,346,733        $274,352
Attributable to Provident Mutual Life Insurance Company.....     38,395        41,036         36,395          31,515
                                                              ----------   ----------     ----------        --------
                                                              $2,140,196   $2,741,988     $1,383,128        $305,867
                                                              ==========   ==========     ==========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                           VAN ECK                     STRONG
                                                VAN ECK       VAN ECK     WORLDWIDE      VAN ECK      MID CAP       STRONG
                                               WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE      GROWTH     OPPORTUNITY
                                                  BOND      HARD ASSETS    MARKETS     REAL ESTATE    FUND II       FUND II
                                               SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Van Eck Worldwide Insurance
  Trust Fund, at fair value:
  Van Eck Worldwide Bond Portfolio...........   $72,491
  Van Eck Worldwide Hard Assets Portfolio....                $193,482
  Van Eck Worldwide Emerging Markets
    Portfolio................................                              $662,888
  Van Eck Worldwide Real Estate Portfolio....                                           $294,012
Investment in the Strong Variable Insurance
  Funds, Inc., at fair value:
  Strong Mid Cap Growth Fund II..............                                                         $743,323
Investment in the Strong Opportunity Fund II,
  Inc., at fair value:
  Strong Opportunity Fund II.................                                                                      $496,882
                                                -------      --------      --------     --------      --------     --------
NET ASSETS...................................   $72,491      $193,482      $662,888     $294,012      $743,323     $496,882
                                                =======      ========      ========     ========      ========     ========
Held for the benefit of contractholders......   $48,122      $172,764      $605,027     $267,892      $731,925     $471,514
Attributable to Provident Mutual Life
  Insurance Company..........................    24,369        20,718        57,861       26,120        11,398       25,368
                                                -------      --------      --------     --------      --------     --------
                                                $72,491      $193,482      $662,888     $294,012      $743,323     $496,882
                                                =======      ========      ========     ========      ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                                                                  PIMCO
                                            MFS            MFS             MFS           MFS         PIMCO        TOTAL
                                         EMERGING       INVESTORS     NEW DISCOVERY    RESEARCH    HIGH YIELD     RETURN
                                       GROWTH SERIES   TRUST SERIES      SERIES         SERIES        BOND         BOND
                                        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in MFS Variable Insurance
  Trust, at fair value:
  MFS Emerging Growth Series.........     $25,629
  MFS Investors Trust Series.........                    $25,044
  MFS New Discovery Series...........                                    $27,473
  MFS Research Series................                                                  $25,409
Investment in the PIMCO Variable
  Insurance Trust, at fair value:
  PIMCO High Yield Portfolio.........                                                               $25,126
  PIMCO Total Return Portfolio.......                                                                            $24,883
                                          -------        -------         -------       -------      -------      -------
NET ASSETS...........................     $25,629        $25,044         $27,473       $25,409      $25,126      $24,883
                                          =======        =======         =======       =======      =======      =======
Held for the benefit of
  contractholders....................
Attributable to Provident Mutual Life
  Insurance Company..................      25,629         25,044          27,473        25,409       25,126       24,883
                                          -------        -------         -------       -------      -------      -------
                                          $25,629        $25,044         $27,473       $25,409      $25,126      $24,883
                                          =======        =======         =======       =======      =======      =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                                                        VIP III
                                                               VIP III      VIP III      VIP III        GROWTH
                                                                GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund III, at
  fair value:
  VIP III Growth Portfolio..................................   $25,250
  VIP III Overseas Portfolio................................                $24,946
  VIP III Contrafund Portfolio..............................                             $25,853
  VIP III Growth Opportunities Portfolio....................                                            $25,150
                                                               -------      -------      -------        -------
NET ASSETS..................................................   $25,250      $24,946      $25,853        $25,150
                                                               =======      =======      =======        =======
Held for the benefit of contractholders.....................
Attributable to Provident Mutual Life Insurance Company.....    25,250       24,946       25,853         25,150
                                                               -------      -------      -------        -------
                                                               $25,250      $24,946      $25,853        $25,150
                                                               =======      =======      =======        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                            **ALL PRO
                                              BROAD        MONEY                                **MID CAP
                                              EQUITY       MARKET        BOND      **BALANCED     GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................  $  99,072     $189,697     $ 73,440    $  48,126    $ 499,983      $  93,858
EXPENSES
Mortality and expense risks...............     51,408       78,415       15,630       15,887       39,798         28,232
                                            ---------     --------     --------    ---------    ---------      ---------
Net investment income.....................     47,664      111,282       57,810       32,239      460,185         65,626
                                            ---------     --------     --------    ---------    ---------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....    349,257                                 68,126      366,511        143,332
Net realized gain (loss) from redemption
  of investment shares....................    (41,088)                  (10,960)     (11,041)     (47,511)      (126,835)
                                            ---------     --------     --------    ---------    ---------      ---------
Net realized gain (loss) on investments...    308,169                   (10,960)      57,085      319,000         16,497
                                            ---------     --------     --------    ---------    ---------      ---------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................    310,735                    19,393       55,509      689,440         66,673
  End of year.............................   (656,964)                   40,110     (145,575)    (264,349)      (335,258)
                                            ---------     --------     --------    ---------    ---------      ---------
Net unrealized (depreciation) appreciation
  during the year.........................   (967,699)                   20,717     (201,084)    (953,789)      (401,931)
                                            ---------     --------     --------    ---------    ---------      ---------
Net realized and unrealized (loss) gain on
  investments.............................   (659,530)                    9,757     (143,999)    (634,789)      (385,434)
                                            ---------     --------     --------    ---------    ---------      ---------
Net (decrease) increase in net assets
  resulting from operations...............  $(611,866)    $111,282     $ 67,567    $(111,760)   $(174,604)     $(319,808)
                                            =========     ========     ========    =========    =========      =========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                      ALL PRO         ALL PRO       ALL PRO      ALL PRO
                                                     LARGE CAP       LARGE CAP     SMALL CAP    SMALL CAP     EQUITY 500
                                                      GROWTH           VALUE         GROWTH       VALUE         INDEX
                                                    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends........................................    $     484        $ 4,870                    $  3,283    $   171,842
EXPENSES
Mortality and expense risks......................       14,225          8,729      $  25,065       15,195        182,315
                                                     ---------        -------      ---------     --------    -----------
Net investment loss..............................      (13,741)        (3,859)       (25,065)     (11,912)       (10,473)
                                                     ---------        -------      ---------     --------    -----------
NET REALIZED AND UNREALIZED (LOSS) GAIN ON
  INVESTMENTS
Realized gain distributions reinvested...........
Net realized (loss) gain from redemption of
  investment shares..............................     (210,277)         6,115       (324,209)      96,045       (527,820)
                                                     ---------        -------      ---------     --------    -----------
Net realized (loss) gain on investments..........     (210,277)         6,115       (324,209)      96,045       (527,820)
                                                     ---------        -------      ---------     --------    -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year..............................     (191,791)        23,980       (749,682)      76,749     (1,039,860)
  End of year....................................     (254,506)        14,394       (760,088)     109,722     (2,543,215)
                                                     ---------        -------      ---------     --------    -----------
Net unrealized (depreciation) appreciation during
  the year.......................................      (62,715)        (9,586)       (10,406)      32,973     (1,503,355)
                                                     ---------        -------      ---------     --------    -----------
Net realized and unrealized (loss) gain on
  investments....................................     (272,992)        (3,471)      (334,615)     129,018     (2,031,175)
                                                     ---------        -------      ---------     --------    -----------
Net (decrease) increase in net assets resulting
  from operations................................    $(286,733)       $(7,330)     $(359,680)    $117,106    $(2,041,648)
                                                     =========        =======      =========     ========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                            FIDELITY      FIDELITY                     FIDELITY
                                                              HIGH         EQUITY-       FIDELITY       ASSET       FIDELITY
                                                             INCOME        INCOME         GROWTH       MANAGER     CONTRAFUND
                                                           SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................................  $ 267,254     $   177,094    $    12,929   $  89,131    $    64,646
EXPENSES
Mortality and expense risks..............................     30,817         141,645        214,696      28,416        106,644
                                                           ---------     -----------    -----------   ---------    -----------
Net investment income (loss).............................    236,437          35,449       (201,767)     60,715        (41,998)
                                                           ---------     -----------    -----------   ---------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested...................                    497,551      1,215,359      33,424        228,164
Net realized (loss) gain from redemption of investment
  shares.................................................   (545,249)        156,937        (45,617)    (51,800)       (67,284)
                                                           ---------     -----------    -----------   ---------    -----------
Net realized (loss) gain on investments..................   (545,249)        654,488      1,169,742     (18,376)       160,880
                                                           ---------     -----------    -----------   ---------    -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year......................................   (964,233)        838,734       (126,966)   (122,208)      (242,135)
  End of year............................................   (993,286)       (536,455)    (4,726,599)   (287,822)    (1,613,181)
                                                           ---------     -----------    -----------   ---------    -----------
Net unrealized depreciation during the year..............    (29,053)     (1,375,189)    (4,599,633)   (165,614)    (1,371,046)
                                                           ---------     -----------    -----------   ---------    -----------
Net realized and unrealized (loss) on investments........   (574,302)       (720,701)    (3,429,891)   (183,990)    (1,210,166)
                                                           ---------     -----------    -----------   ---------    -----------
Net decrease in net assets resulting from operations.....  $(337,865)    $  (685,252)   $(3,631,658)  $(123,275)   $(1,252,164)
                                                           =========     ===========    ===========   =========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------


                                                                                                       SCUDDER
                                                                                                        GROWTH
                                                     OCC          OCC          OCC        SCUDDER        AND          SCUDDER
                                                    EQUITY     SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................  $  18,914    $  21,198    $ 139,696     $60,362     $  36,327     $     8,998
EXPENSES
Mortality and expense risks.....................     40,194       40,965       81,527      21,183        41,162          30,052
                                                  ---------    ---------    ---------     -------     ---------     -----------
Net investment (loss) income....................    (21,280)     (19,767)      58,169      39,179        (4,835)        (21,054)
                                                  ---------    ---------    ---------     -------     ---------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested..........     18,078      189,871                                 68,547         421,758
Net realized (loss) gain from redemption of
  investment shares.............................     (5,282)     261,564       98,340         364      (131,042)       (159,517)
                                                  ---------    ---------    ---------     -------     ---------     -----------
Net realized gain (loss) on investments.........     12,796      451,435       98,340         364       (62,495)        262,241
                                                  ---------    ---------    ---------     -------     ---------     -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................     80,768      813,475      404,177      30,064      (256,238)       (480,601)
  End of year...................................   (167,919)     572,657     (138,935)     54,887      (613,391)     (1,580,886)
                                                  ---------    ---------    ---------     -------     ---------     -----------
Net unrealized (depreciation) appreciation
  during the year...............................   (248,687)    (240,818)    (543,112)     24,823      (357,153)     (1,100,285)
                                                  ---------    ---------    ---------     -------     ---------     -----------
Net realized and unrealized (loss) gain on
  investments...................................   (235,891)     210,617     (444,772)     25,187      (419,648)       (838,044)
                                                  ---------    ---------    ---------     -------     ---------     -----------
Net (decrease) increase in net assets resulting
  from operations...............................  $(257,171)   $ 190,850    $(386,603)    $64,366     $(424,483)    $  (859,098)
                                                  =========    =========    =========     =======     =========     ===========


See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                           FEDERATED
                                                               DREYFUS       DREYFUS     FUND FOR U.S.
                                                                GROWTH      SOCIALLY      GOVERNMENT        FEDERATED
                                                              AND INCOME   RESPONSIBLE   SECURITIES II   UTILITY FUND II
                                                              SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................  $  11,065    $    2,006       $36,389         $  12,612
EXPENSES
Mortality and expense risks.................................     30,870        47,447        13,966             4,573
                                                              ---------    -----------      -------         ---------
Net investment (loss) income................................    (19,805)      (45,441)       22,423             8,039
                                                              ---------    -----------      -------         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................     33,877
Net realized gain (loss) from redemption of investment
  shares....................................................     13,810       (45,881)        1,034           (13,830)
                                                              ---------    -----------      -------         ---------
Net realized gain (loss) on investments.....................     47,687       (45,881)        1,034           (13,830)
                                                              ---------    -----------      -------         ---------
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................     77,872       (38,352)       29,032           (57,721)
  End of year...............................................   (122,608)     (978,529)       53,785          (107,797)
                                                              ---------    -----------      -------         ---------
Net unrealized (depreciation) appreciation during the
  year......................................................   (200,480)     (940,177)       24,753           (50,076)
                                                              ---------    -----------      -------         ---------
Net realized and unrealized (loss) gain on investments......   (152,793)     (986,058)       25,787           (63,906)
                                                              ---------    -----------      -------         ---------
Net (decrease) increase in net assets resulting from
  operations................................................  $(172,598)   $(1,031,499)     $48,210         $ (55,867)
                                                              =========    ===========      =======         =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                           VAN ECK      VAN ECK      VAN ECK       STRONG
                                              VAN ECK     WORLDWIDE    WORLDWIDE    WORLDWIDE     MID CAP       STRONG
                                             WORLDWIDE       HARD       EMERGING       REAL        GROWTH     OPPORTUNITY
                                                BOND        ASSETS      MARKETS       ESTATE      FUND II       FUND II
                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..................................   $ 1,966      $  2,322                  $  5,863                  $   1,823
EXPENSES
Mortality and expense risks................       541         2,647    $  10,535        3,541    $  10,998         4,986
                                              -------      --------    ---------     --------    ---------     ---------
Net investment gain (loss).................     1,425          (325)     (10,535)       2,322      (10,998)       (3,163)
                                              -------      --------    ---------     --------    ---------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.....                                                                       69,612
Net realized (loss) gain from redemption of
  investment shares........................    (3,178)        5,204     (385,899)      35,304     (347,772)      (20,632)
                                              -------      --------    ---------     --------    ---------     ---------
Net realized (loss) gain on investments....    (3,178)        5,204     (385,899)      35,304     (347,772)       48,980
                                              -------      --------    ---------     --------    ---------     ---------
Net unrealized (depreciation) appreciation
  of investments:
  Beginning of year........................    (2,249)        5,840     (403,913)      38,512     (231,432)      (30,913)
  End of year..............................    (2,357)      (22,943)     (69,639)       3,436     (196,679)     (104,973)
                                              -------      --------    ---------     --------    ---------     ---------
Net unrealized (depreciation) appreciation
  during the year..........................      (108)      (28,783)     334,274      (35,076)      34,753       (74,060)
                                              -------      --------    ---------     --------    ---------     ---------
Net realized and unrealized (loss) gain on
  investments..............................    (3,286)      (23,579)     (51,625)         228     (313,019)      (25,080)
                                              -------      --------    ---------     --------    ---------     ---------
Net (decrease) increase in net assets
  resulting from operations................   $(1,861)     $(23,904)   $ (62,160)    $  2,550    $(324,017)    $ (28,243)
                                              =======      ========    =========     ========    =========     =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------


                                                 MFS            MFS             MFS           MFS         PIMCO         PIMCO
                                              EMERGING       INVESTORS     NEW DISCOVERY    RESEARCH    HIGH YIELD   TOTAL RETURN
                                            GROWTH SERIES   TRUST SERIES      SERIES         SERIES        BOND          BOND
                                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................                                                                $ 253         $ 123
EXPENSES
Mortality and expense risks...............
                                                ----            ---           ------          ----        -----         -----
Net investment gain.......................                                                                  253           123
                                                ----            ---           ------          ----        -----         -----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....                                                                                470
Net realized gain from redemption of
  investment shares.......................
                                                ----            ---           ------          ----        -----         -----
Net realized gain on investments..........                                                                                470
                                                ----            ---           ------          ----        -----         -----
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................
  End of year.............................      $629            $44           $2,473          $409         (127)         (710)
                                                ----            ---           ------          ----        -----         -----
Net unrealized appreciation (depreciation)
  during the year.........................       629             44            2,473           409         (127)         (710)
                                                ----            ---           ------          ----        -----         -----
Net realized and unrealized gain (loss) on
  investments.............................       629             44            2,473           409         (127)         (240)
                                                ----            ---           ------          ----        -----         -----
Net increase (decrease) in net assets
  resulting from operations...............      $629            $44           $2,473          $409        $ 126         $(117)
                                                ====            ===           ======          ====        =====         =====


See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------


                                                                                                        VIP III
                                                               VIP III      VIP III      VIP III        GROWTH
                                                                GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................
EXPENSES
Mortality and expense risks.................................
                                                                 ----         ----         ----          ----
Net investment gain (loss)..................................
                                                                 ----         ----         ----          ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized (loss) gain from redemption of investment
  shares....................................................
                                                                 ----         ----         ----          ----
Net realized (loss) gain on investments.....................
                                                                 ----         ----         ----          ----
Net unrealized appreciation (depreciation) of investments:
  Beginning of year.........................................
  End of year...............................................     $250         $(54)        $853          $150
                                                                 ----         ----         ----          ----
Net unrealized appreciation (depreciation) during the
  year......................................................      250          (54)         853           150
                                                                 ----         ----         ----          ----
Net realized and unrealized gain (loss) on investments......      250          (54)         853           150
                                                                 ----         ----         ----          ----
Net increase (decrease) in net assets resulting from
  operations................................................     $250         $(54)        $853          $150
                                                                 ====         ====         ====          ====


See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                            **ALL PRO
                                              BROAD         MONEY                                **MID CAP
                                              EQUITY       MARKET         BOND      **BALANCED     GROWTH     INTERNATIONAL
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.....................  $  47,664    $   111,282   $  57,810    $  32,239    $ 460,185     $   65,626
Net realized gain (loss) on investments...    308,169                    (10,960)      57,085      319,000         16,497
Net unrealized (depreciation) appreciation
  of investments during the year..........   (967,699)                    20,717     (201,084)    (953,789)      (401,931)
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net (decrease) increase in net assets from
  operations..............................   (611,866)       111,282      67,567     (111,760)    (174,604)      (319,808)
                                            ----------   -----------   ----------   ----------   ----------    ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.............     58,050      1,411,959      71,933        8,198      239,952        133,177
Administrative charges....................     (2,510)        (2,773)       (543)        (672)      (1,511)        (1,367)
Surrenders and forfeitures................   (177,035)    (2,240,781)   (210,999)    (125,187)    (122,154)      (298,105)
Transfers between investment portfolios...   (112,174)     2,950,500      26,657      (89,893)    (670,235)      (172,208)
Net (withdrawals) repayments due to policy
  loans...................................     (1,232)        (2,193)        347         (294)       1,372            349
Withdrawals due to death benefits.........                                (3,277)         (16)     (20,702)        (9,182)
                                            ----------   -----------   ----------   ----------   ----------    ----------
Net (decrease) increase in net assets
  derived from contract transactions......   (234,901)     2,116,712    (115,882)    (207,864)    (573,278)      (347,336)
                                            ----------   -----------   ----------   ----------   ----------    ----------
Total (decrease) increase in net assets...   (846,767)     2,227,994     (48,315)    (319,624)    (747,882)      (667,144)
NET ASSETS
  Beginning of year.......................  4,353,926      4,586,396   1,170,592    1,345,934    3,618,337      2,415,717
                                            ----------   -----------   ----------   ----------   ----------    ----------
  End of year.............................  $3,507,159   $ 6,814,390   $1,122,277   $1,026,310   $2,870,455    $1,748,573
                                            ==========   ===========   ==========   ==========   ==========    ==========

-------------
    ** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
       Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                          ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                         LARGE CAP    LARGE CAP    SMALL CAP    SMALL CAP    EQUITY 500
                                                           GROWTH       VALUE        GROWTH       VALUE         INDEX
                                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss....................................  $ (13,741)    $ (3,859)   $ (25,065)   $ (11,912)   $   (10,473)
Net realized (loss) gain on investments................   (210,277)       6,115     (324,209)      96,045       (527,820)
Net unrealized (depreciation) appreciation of
  investments during the year..........................    (62,715)      (9,586)     (10,406)      32,973     (1,503,355)
                                                         ----------    --------    ----------   ----------   -----------
Net (decrease) increase in net assets from
  operations...........................................   (286,733)      (7,330)    (359,680)     117,106     (2,041,648)
                                                         ----------    --------    ----------   ----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..........................    162,962      157,119      213,528      229,491        671,483
Administrative charges.................................       (646)        (291)      (1,549)        (494)        (9,130)
Surrenders and forfeitures.............................    (75,483)     (64,384)    (109,849)    (246,988)    (1,082,204)
Transfers between investment portfolios................    277,006      348,591     (164,031)     664,454     (1,235,535)
Net (withdrawals) repayments due to policy loans.......       (196)         444          453                       2,260
Withdrawals due to death benefits......................                 (18,151)     (21,992)                    (34,352)
                                                         ----------    --------    ----------   ----------   -----------
Net increase (decrease) in net assets derived from
  contract transactions................................    363,643      423,328      (83,440)     646,463     (1,687,478)
                                                         ----------    --------    ----------   ----------   -----------
Total increase (decrease) in net assets................     76,910      415,998     (443,120)     763,569     (3,729,126)
NET ASSETS
  Beginning of year....................................    979,981      470,755    2,072,198      517,970     15,200,440
                                                         ----------    --------    ----------   ----------   -----------
  End of year..........................................  $1,056,891    $886,753    $1,629,078   $1,281,539   $11,471,314
                                                         ==========    ========    ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                     FIDELITY     FIDELITY                    FIDELITY
                                                       HIGH        EQUITY-      FIDELITY       ASSET       FIDELITY
                                                      INCOME       INCOME        GROWTH       MANAGER     CONTRAFUND
                                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......................  $ 236,437    $    35,449   $  (201,767)  $  60,715    $   (41,998)
Net realized (loss) gain on investments...........   (545,249)       654,488     1,169,742     (18,376)       160,880
Net unrealized depreciation of investments during
  the year........................................    (29,053)    (1,375,189)   (4,599,633)   (165,614)    (1,371,046)
                                                    ----------   -----------   -----------   ----------   -----------
Net (decrease) in net assets from operations......   (337,865)      (685,252)   (3,631,658)   (123,275)    (1,252,164)
                                                    ----------   -----------   -----------   ----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.....................     37,470        641,123       797,341     144,268        371,805
Administrative charges............................     (1,196)        (5,942)      (10,313)     (1,557)        (5,677)
Surrenders and forfeitures........................   (381,884)    (1,600,898)   (1,322,759)   (224,356)      (464,722)
Transfers between investment portfolios...........    338,879        234,623    (1,952,929)      8,301       (915,068)
Net repayments (withdrawals) due to policy
  loans...........................................         87         (3,356)       (3,721)       (377)        (4,708)
Withdrawals due to death benefits.................     (4,165)                     (30,146)                   (13,165)
                                                    ----------   -----------   -----------   ----------   -----------
Net decrease in net assets derived from contract
  transactions....................................    (10,809)      (734,450)   (2,522,527)    (73,721)    (1,031,535)
                                                    ----------   -----------   -----------   ----------   -----------
Total decrease in net assets......................   (348,674)    (1,419,702)   (6,154,185)   (196,996)    (2,283,699)
NET ASSETS
  Beginning of year...............................  2,168,151     11,076,458    18,952,111   2,230,228      9,116,132
                                                    ----------   -----------   -----------   ----------   -----------
  End of year.....................................  $1,819,477   $ 9,656,756   $12,797,926   $2,033,232   $ 6,832,433
                                                    ==========   ===========   ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                                      SCUDDER
                                                    OCC          OCC          OCC        SCUDDER     GROWTH AND      SCUDDER
                                                   EQUITY     SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income...................  $ (21,280)   $ (19,767)   $  58,169    $  39,179    $  (4,835)    $   (21,054)
Net realized gain (loss) on investments........     12,796      451,435       98,340          364      (62,495)        262,241
Net unrealized (depreciation) appreciation of
  investments during the year..................   (248,687)    (240,818)    (543,112)      24,823     (357,153)     (1,100,285)
                                                 ----------   ----------   ----------   ----------   ----------    -----------
Net (decrease) increase in net assets from
  operations...................................   (257,171)     190,850     (386,603)      64,366     (424,483)       (859,098)
                                                 ----------   ----------   ----------   ----------   ----------    -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..................    102,000      196,607       68,663       74,963      107,202         136,033
Administrative charges.........................     (1,877)      (1,610)      (3,881)        (735)      (1,923)         (1,164)
Surrenders and forfeitures.....................   (158,551)    (195,728)    (287,554)    (272,630)    (213,443)       (123,245)
Transfers between investment portfolios........    117,413     (505,727)    (312,209)     306,186      (96,918)       (153,463)
Net repayments (withdrawals) due to policy
  loans........................................                   1,986       (2,684)         796        2,608           1,443
Withdrawals due to death benefits..............                                                 3       (5,896)         (4,291)
                                                 ----------   ----------   ----------   ----------   ----------    -----------
Net increase (decrease) in net assets derived
  from contract transactions...................     58,985     (504,472)    (537,665)     108,583     (208,370)       (144,687)
                                                 ----------   ----------   ----------   ----------   ----------    -----------
Total (decrease) increase in net assets........   (198,186)    (313,622)    (924,268)     172,949     (632,853)     (1,003,785)
NET ASSETS
  Beginning of year............................  2,908,288    3,578,067    6,314,145    1,427,482    3,396,465       2,804,921
                                                 ----------   ----------   ----------   ----------   ----------    -----------
  End of year..................................  $2,710,102   $3,264,445   $5,389,877   $1,600,431   $2,763,612    $ 1,801,136
                                                 ==========   ==========   ==========   ==========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                           FEDERATED
                                                               DREYFUS       DREYFUS     FUND FOR U.S.
                                                                GROWTH      SOCIALLY      GOVERNMENT        FEDERATED
                                                              AND INCOME   RESPONSIBLE   SECURITIES II   UTILITY FUND II
                                                              SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income................................  $ (19,805)   $  (45,441)    $   22,423        $  8,039
Net realized gain (loss) on investments.....................     47,687       (45,881)         1,034         (13,830)
Net unrealized (depreciation) appreciation of investments
  during the year...........................................   (200,480)     (940,177)        24,753         (50,076)
                                                              ----------   -----------    ----------        --------
Net (decrease) increase in net assets from operations.......   (172,598)   (1,031,499)        48,210         (55,867)
                                                              ----------   -----------    ----------        --------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............................     75,699       198,955         82,602           5,332
Administrative charges......................................     (1,727)       (2,554)          (427)           (212)
Surrenders and forfeitures..................................    (56,408)     (204,668)       (93,805)        (34,182)
Transfers between investment portfolios.....................    (31,905)     (387,327)       583,087          (8,523)
Net withdrawals due to policy loans.........................     (2,258)       (6,364)                          (319)
Withdrawals due to death benefits...........................        (54)                                      (2,810)
                                                              ----------   -----------    ----------        --------
Net (decrease) increase in net assets derived from contract
  transactions..............................................    (16,653)     (401,958)       571,457         (40,714)
                                                              ----------   -----------    ----------        --------
Total (decrease) increase in net assets.....................   (189,251)   (1,433,457)       619,667         (96,581)
NET ASSETS
  Beginning of year.........................................  2,329,447     4,175,445        763,461         402,448
                                                              ----------   -----------    ----------        --------
  End of year...............................................  $2,140,196   $2,741,988     $1,383,128        $305,867
                                                              ==========   ===========    ==========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                        VAN ECK                     STRONG
                                             VAN ECK       VAN ECK     WORLDWIDE      VAN ECK      MID CAP       STRONG
                                            WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE      GROWTH     OPPORTUNITY
                                               BOND      HARD ASSETS    MARKETS     REAL ESTATE    FUND II       FUND II
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss)................   $ 1,425      $   (325)    $ (10,535)    $   2,322    $ (10,998)    $ (3,163)
Net realized (loss) gain on investments...    (3,178)        5,204      (385,899)       35,304     (347,772)      48,980
Net unrealized (depreciation) appreciation
  of investments during the year..........      (108)      (28,783)      334,274       (35,076)      34,753      (74,060)
                                             -------      --------     ---------     ---------    ---------     --------
Net (decrease) increase in net assets from
  operations..............................    (1,861)      (23,904)      (62,160)        2,550     (324,017)     (28,243)
                                             -------      --------     ---------     ---------    ---------     --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.............     6,282         5,240        62,556        13,162      143,344       88,930
Administrative charges....................       (16)          (44)         (473)         (119)        (374)        (163)
Surrenders and forfeitures................                  (6,345)     (221,240)       (9,991)     (21,678)      (8,346)
Transfers between investment portfolios...    21,742         2,603       343,677      (257,108)     127,593      188,547
Net repayments due to policy loans........                     348           780           574          188
                                             -------      --------     ---------     ---------    ---------     --------
Net increase (decrease) in net assets
  derived from contract transactions......    28,008         1,802       185,300      (253,482)     249,073      268,968
                                             -------      --------     ---------     ---------    ---------     --------
Total increase (decrease) in net assets...    26,147       (22,102)      123,140      (250,932)     (74,944)     240,725
NET ASSETS
  Beginning of year.......................    46,344       215,584       539,748       544,944      818,267      256,157
                                             -------      --------     ---------     ---------    ---------     --------
  End of year.............................   $72,491      $193,482     $ 662,888     $ 294,012    $ 743,323     $496,882
                                             =======      ========     =========     =========    =========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                               MFS          MFS          MFS                                     PIMCO
                                             EMERGING    INVESTORS       NEW          MFS         PIMCO          TOTAL
                                              GROWTH       TRUST      DISCOVERY     RESEARCH    HIGH YIELD      RETURN
                                              SERIES       SERIES       SERIES       SERIES        BOND          BOND
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain.......................                                                       $   253        $   123
Net realized gain on investments..........                                                                          470
Net unrealized appreciation (depreciation)
  of investments during the year..........   $   629      $    44      $ 2,473      $   409         (127)          (710)
                                             -------      -------      -------      -------      -------        -------
Net increase (decrease) in net assets from
  operations..............................       629           44        2,473          409          126           (117)
                                             -------      -------      -------      -------      -------        -------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.............
Administrative charges....................
Surrenders and forfeitures................
Transfers between investment portfolios...
Net repayments (withdrawals) due to policy
  loans...................................
                                             -------      -------      -------      -------      -------        -------
Net increase in net assets derived from
  contract transactions...................
                                             -------      -------      -------      -------      -------        -------
Capital contribution from Provident Mutual
  Life Insurance Company..................    25,000       25,000       25,000       25,000       25,000         25,000
                                             -------      -------      -------      -------      -------        -------
Total increase in net assets..............    25,629       25,044       27,473       25,409       25,126         24,883
NET ASSETS
  Beginning of year.......................
                                             -------      -------      -------      -------      -------        -------
  End of year.............................   $25,629      $25,044      $27,473      $25,409      $25,126        $24,883
                                             =======      =======      =======      =======      =======        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                                        VIP III
                                                               VIP III      VIP III      VIP III        GROWTH
                                                                GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss)..................................
Net realized (loss) gain on investments.....................
Net unrealized appreciation (depreciation) of investments
  during the year...........................................   $   250      $   (54)     $   853        $   150
                                                               -------      -------      -------        -------
Net increase (decrease) in net assets from operations.......       250          (54)         853            150
                                                               -------      -------      -------        -------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............................
Administrative charges......................................
Surrenders and forfeitures..................................
Transfers between investment portfolios.....................
Net repayments (withdrawals) due to policy loans............
                                                               -------      -------      -------        -------
Net increase in net assets derived from contract
  transactions..............................................
                                                               -------      -------      -------        -------
Capital contribution from Provident Mutual Life Insurance
  Company...................................................    25,000       25,000       25,000         25,000
                                                               -------      -------      -------        -------
  Total increase in net assets..............................    25,250       24,946       25,853         25,150
NET ASSETS
  Beginning of year.........................................
                                                               -------      -------      -------        -------
  End of year...............................................   $25,250      $24,946      $25,853        $25,150
                                                               =======      =======      =======        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                            MONEY                                AGGRESSIVE
                                              GROWTH        MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.....................  $    15,572   $ 162,651    $  55,688    $  28,749    $   7,601     $   32,672
Net realized gain (loss) on investments...      368,471                   (7,373)     111,451      107,309        294,208
Net unrealized (depreciation) appreciation
  of investments during the year..........      (55,520)                  45,673      (40,628)     547,566       (440,919)
                                            -----------   ----------   ----------   ----------   ----------    ----------
Net increase (decrease) in net assets from
  operations..............................      328,523     162,651       93,988       99,572      662,476       (114,039)
                                            -----------   ----------   ----------   ----------   ----------    ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.............      162,416   1,828,705       94,285       20,542      165,076        104,718
Administrative charges....................       (2,696)     (1,887)        (493)        (655)      (1,144)        (1,321)
Surrenders and forfeitures................     (563,111)   (684,882)    (132,552)     (49,986)     (60,689)      (369,946)
Transfers between investment portfolios...   (1,109,302)   (262,420)     (84,019)    (208,574)   1,447,766        232,765
Net repayments (withdrawals) due to policy
  loans...................................        3,239       1,528          200         (233)        (262)            83
Withdrawals due to death benefits.........      (13,496)   (163,320)     (22,247)                                 (89,891)
                                            -----------   ----------   ----------   ----------   ----------    ----------
Net (decrease) increase in net assets
  derived from contract transactions......   (1,522,950)    717,724     (144,826)    (238,906)   1,550,747       (123,592)
                                            -----------   ----------   ----------   ----------   ----------    ----------
Total (decrease) increase in net assets...   (1,194,427)    880,375      (50,838)    (139,334)   2,213,223       (237,631)
NET ASSETS
  Beginning of year.......................    5,548,353   3,706,021    1,221,430    1,485,268    1,405,114      2,653,348
                                            -----------   ----------   ----------   ----------   ----------    ----------
  End of year.............................  $ 4,353,926   $4,586,396   $1,170,592   $1,345,934   $3,618,337    $2,415,717
                                            ===========   ==========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                   ALL PRO
                                                         ALL PRO      ALL PRO       SMALL       ALL PRO
                                                        LARGE CAP    LARGE CAP       CAP       SMALL CAP    **EQUITY 500
                                                          GROWTH       VALUE        GROWTH       VALUE         INDEX
                                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss...................................  $  (2,734)    $ (1,976)   $   (3,974)   $ (2,794)   $  (242,995)
Net realized gain (loss) on investments...............     14,061       (9,040)      213,091      (7,381)     3,847,826
Net unrealized (depreciation) appreciation of
  investments during the year.........................   (233,631)      26,833      (989,409)     80,317     (5,428,125)
                                                        ---------     --------    ----------    --------    -----------
Net (decrease) increase in net assets from
  operations..........................................   (222,304)      15,817      (780,292)     70,142     (1,823,294)
                                                        ---------     --------    ----------    --------    -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.........................    365,809      188,165       630,242      86,773      1,437,622
Administrative charges................................       (463)         (99)       (1,052)        (90)        (9,547)
Surrenders and forfeitures............................    (60,382)     (19,712)     (192,330)    (11,442)    (1,658,984)
Transfers between investment portfolios...............    453,947      143,412     1,346,422     198,969     (1,051,479)
Net repayments due to policy loans....................                                    66                     12,979
Withdrawals due to death benefits.....................     (9,150)                                              (16,236)
                                                        ---------     --------    ----------    --------    -----------
Net increase in net assets derived from contract
  transactions........................................    749,761      311,766     1,783,348     274,210     (1,285,645)
                                                        ---------     --------    ----------    --------    -----------
Total increase in net assets..........................    527,457      327,583     1,003,056     344,352     (3,108,939)
NET ASSETS
  Beginning of year...................................    452,524      143,172     1,069,142     173,618     18,309,379
                                                        ---------     --------    ----------    --------    -----------
  End of year.........................................  $ 979,981     $470,755    $2,072,198    $517,970    $15,200,440
                                                        =========     ========    ==========    ========    ===========

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                          FIDELITY      FIDELITY                    FIDELITY
                                                            HIGH         EQUITY-      FIDELITY       ASSET       FIDELITY
                                                           INCOME        INCOME        GROWTH       MANAGER     CONTRAFUND
                                                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........................  $   199,720   $    63,677   $  (275,620)  $  46,259    $  (100,651)
Net realized (loss) gain on investments................     (212,814)    1,366,277     3,261,786     202,598      1,549,781
Net unrealized depreciation of investments during the
  year.................................................     (716,906)     (903,978)   (5,684,649)   (383,560)    (2,213,228)
                                                         -----------   -----------   -----------   ----------   -----------
Net (decrease) increase in net assets from
  operations...........................................     (730,000)      525,976    (2,698,483)   (134,703)      (764,098)
                                                         -----------   -----------   -----------   ----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..........................       54,635       505,040     2,519,222     224,941      1,273,154
Administrative charges.................................       (1,440)       (5,873)      (10,253)     (1,579)        (5,348)
Surrenders and forfeitures.............................     (538,241)     (804,391)   (1,667,401)   (300,544)      (867,223)
Transfers between investment portfolios................     (202,835)   (2,750,170)    1,767,911     (56,777)       995,672
Net repayments due to policy loans.....................           62         3,803        10,264         596         12,295
Withdrawals due to death benefits......................     (106,977)      (15,211)      (46,187)                   (23,021)
                                                         -----------   -----------   -----------   ----------   -----------
Net (decrease) increase in net assets derived from
  contract transactions................................     (794,796)   (3,066,802)    2,573,556    (133,363)     1,385,529
                                                         -----------   -----------   -----------   ----------   -----------
Total (decrease) increase in net assets................   (1,524,796)   (2,540,826)     (124,927)   (268,066)       621,431
NET ASSETS
  Beginning of year....................................    3,692,947    13,617,284    19,077,038   2,498,294      8,494,701
                                                         -----------   -----------   -----------   ----------   -----------
  End of year..........................................  $ 2,168,151   $11,076,458   $18,952,111   $2,230,228   $ 9,116,132
                                                         ===========   ===========   ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                                        SCUDDER
                                                     OCC          OCC           OCC        SCUDDER     GROWTH AND      SCUDDER
                                                   EQUITY      SMALL CAP      MANAGED        BOND        INCOME     INTERNATIONAL
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income...................  $   (12,826)  $ (21,589)   $     8,625   $  48,621    $   1,381     $   (27,326)
Net realized gain (loss) on investments........      485,582      53,670        795,782      (8,771)       8,988         428,772
Net unrealized (depreciation) appreciation of
  investments during the year..................     (322,527)    914,979       (386,437)     75,862     (137,310)     (1,234,749)
                                                 -----------   ----------   -----------   ----------   ----------    -----------
Net increase (decrease) in net assets from
  operations...................................      150,229     947,060        417,970     115,712     (126,941)       (833,303)
                                                 -----------   ----------   -----------   ----------   ----------    -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..................       56,589     170,556        134,865      84,840      225,069         394,847
Administrative charges.........................       (1,786)     (1,336)        (3,851)       (567)      (2,044)         (1,207)
Surrenders and forfeitures.....................     (386,483)   (284,491)      (511,333)    (58,685)    (225,396)       (241,415)
Transfers between investment portfolios........     (784,988)    713,990     (1,307,683)     26,216     (529,258)        517,190
Net repayments (withdrawals) due to policy
  loans........................................                       96          3,259        (126)      11,174             831
Withdrawals due to death benefits..............      (18,097)    (24,260)       (55,097)    (27,349)     (38,968)
                                                 -----------   ----------   -----------   ----------   ----------    -----------
Net (decrease) increase in net assets derived
  from contract transactions...................   (1,134,765)    574,555     (1,739,840)     24,329     (559,423)        670,246
                                                 -----------   ----------   -----------   ----------   ----------    -----------
Total (decrease) increase in net assets........     (984,536)  1,521,615     (1,321,870)    140,041     (686,364)       (163,057)
NET ASSETS
  Beginning of year............................    3,892,824   2,056,452      7,636,015   1,287,441    4,082,829       2,967,978
                                                 -----------   ----------   -----------   ----------   ----------    -----------
  End of year..................................  $ 2,908,288   $3,578,067   $ 6,314,145   $1,427,482   $3,396,465    $ 2,804,921
                                                 ===========   ==========   ===========   ==========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                             FEDERATED
                                                    DREYFUS      DREYFUS       DREYFUS     FUND FOR U.S.
                                                     ZERO         GROWTH      SOCIALLY      GOVERNMENT        FEDERATED
                                                  COUPON 2000   AND INCOME   RESPONSIBLE   SECURITIES II   UTILITY FUND II
                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................  $   38,662    $ (21,241)   $  (29,587)     $ 23,048         $   9,369
Net realized (loss) gain on investments.........     (14,632)     203,002       294,591        (8,173)            8,811
Net unrealized appreciation (depreciation) of
  investments during the year...................      16,440     (314,497)     (839,354)       44,576           (66,592)
                                                  -----------   ----------   ----------      --------         ---------
Net increase (decrease) in net assets from
  operations....................................      40,470     (132,736)     (574,350)       59,451           (48,412)
                                                  -----------   ----------   ----------      --------         ---------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................      54,774      151,030       627,805        42,214             5,181
Administrative charges..........................        (385)      (1,775)       (2,542)         (194)             (255)
Surrenders and forfeitures......................    (120,899)    (212,262)     (130,437)      (13,423)          (42,759)
Transfers between investment portfolios.........    (954,652)    (293,223)      (79,843)       91,873           (79,242)
Net repayments (withdrawals) due to policy
  loans.........................................          80       11,116         3,642                            (339)
Withdrawals due to death benefits...............      (7,584)     (20,070)
                                                  -----------   ----------   ----------      --------         ---------
Net (decrease) increase in net assets derived
  from contract transactions....................  (1,028,666)    (365,184)      418,625       120,470          (117,414)
                                                  -----------   ----------   ----------      --------         ---------
Total (decrease) increase in net assets.........    (988,196)    (497,920)     (155,725)      179,921          (165,826)
NET ASSETS
  Beginning of year.............................     988,196    2,827,367     4,331,170       583,540           568,274
                                                  -----------   ----------   ----------      --------         ---------
  End of year...................................  $       --    $2,329,447   $4,175,445      $763,461         $ 402,448
                                                  ===========   ==========   ==========      ========         =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                        VAN ECK                     STRONG
                                             VAN ECK       VAN ECK     WORLDWIDE      VAN ECK      MID CAP       STRONG
                                            WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE      GROWTH     OPPORTUNITY
                                               BOND      HARD ASSETS    MARKETS     REAL ESTATE    FUND II       FUND II
                                            SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss)................   $ 1,672      $   (609)    $ (11,576)    $   (574)    $  (3,866)    $   (591)
Net realized (loss) gain on investments...      (211)       (4,137)       35,976       (3,649)       43,514       30,685
Net unrealized (depreciation) appreciation
  of investments during the year..........      (504)        8,321      (549,890)      42,122      (231,432)     (30,913)
                                             -------      --------     ---------     --------     ---------     --------
Net increase (decrease) in net assets from
  operations..............................       957         3,575      (525,490)      37,899      (191,784)        (819)
                                             -------      --------     ---------     --------     ---------     --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.............     7,130        30,800       237,181       32,360       334,903       33,445
Administrative charges....................       (10)          (11)         (252)         (55)          (98)         (18)
Surrenders and forfeitures................                  (5,151)      (71,479)      (1,639)       (5,633)      (1,122)
Transfers between investment portfolios...      (831)      135,291       397,146      354,446       656,107      199,671
Net repayments (withdrawals) due to policy
  loans...................................                     195            82          199          (228)
                                             -------      --------     ---------     --------     ---------     --------
Net increase in net assets derived from
  contract transactions...................     6,289       161,124       562,678      385,311       985,051      231,976
                                             -------      --------     ---------     --------     ---------     --------
Capital contribution from Provident Mutual
  Life Insurance Company..................                                                           25,000       25,000
                                             -------      --------     ---------     --------     ---------     --------
Total increase in net assets..............     7,246       164,699        37,188      423,210       818,267      256,157
NET ASSETS
  Beginning of year.......................    39,098        50,885       502,560      121,734
                                             -------      --------     ---------     --------     ---------     --------
  End of year.............................   $46,344      $215,584     $ 539,748     $544,944     $ 818,267     $256,157
                                             =======      ========     =========     ========     =========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes To Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Provident Mutual Variable Annuity Separate Account (Separate Account) was established on October 19, 1992 by Provident Mutual Life Insurance Company (Provident Mutual) under the provisions of Pennsylvania law. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed principally through career agents and brokers.

     Provident Mutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of forty-two Subaccounts: the All Pro Broad Equity (formerly the Growth Subaccount), Money Market, Bond, Balanced (formerly the Managed Subaccount), Mid Cap Growth (formerly the Aggressive Growth Subaccount), International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income and Fidelity Growth Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the OCC Equity, OCC Small Cap and OCC Managed Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Growth and Income Subaccount invests in the corresponding portfolio of the Dreyfus Variable Investment Fund; the Dreyfus Socially Responsible Subaccount invests in the Dreyfus Socially Responsible Growth Fund, Inc.; the Federated Fund for U.S. Government Securities II and Federated Utility Fund II Subaccounts invest in the corresponding portfolios of the Federated Insurance Series; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; the Strong Opportunity Fund II Subaccount invests in the Strong Opportunity Fund II, Inc.; the MFS Emerging Growth Series, MFS Investors Trust Series, MFS New Discovery Series and MFS Research Series Subaccounts invest in the corresponding portfolios of the MFS Variable Insurance Trust; the PIMCO High Yield Bond and PIMCO Total Return Bond Subaccounts invest in the corresponding portfolios of the PIMCO Variable Insurance Trust; the VIP III Growth, VIP III Overseas, VIP III Contrafund and VIP III Growth Opportunities Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund III.

     At the close of business on February 7, 2000, the Fidelity Index 500 Subaccount was terminated and the investments were transferred to the newly established Market Street Fund Equity 500 Index Subaccount. At the close of business on December 28, 2000, the Dreyfus Zero Coupon 2000 Subaccount was terminated and the investments were transferred to the Market Street Fund Money Market Subaccount. At the close of business on January 26, 2001, the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were renamed the "All-Pro Broad Equity", "Balanced" and "Mid Cap Growth" Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

     The All Pro Broad Equity, Money Market, Bond, Balanced, Mid Cap Growth and International Subaccounts are available to owners of a Market Street VIP contract. All forty-two Subaccounts are available to owners of a Market Street VIP/2 contract.

     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractowner instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 4). The Separate Account's assets are the property of Provident Mutual. Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Provident Mutual's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

  Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

  Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.


  Federal Income Taxes:



     The operations of the Separate Account are included in the Federal income tax return of Provident Mutual. Under the provisions of the Contracts, Provident Mutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.



  Estimates:



     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At December 31, 2001, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                               SHARES       COST      FAIR VALUE
-------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Portfolio**..........................    234,750   $4,164,123   $3,507,159
  Money Market Portfolio....................................  6,839,977   $6,839,977   $6,839,977
  Bond Portfolio............................................    102,118   $1,082,167   $1,122,277
  Balanced Portfolio**......................................     72,022   $1,171,885   $1,026,310
  Mid Cap Growth Portfolio**................................    143,451   $3,134,804   $2,870,455
  International Portfolio...................................    156,123   $2,083,831   $1,748,573
  All Pro Large Cap Growth Portfolio........................    117,432   $1,311,397   $1,056,891
  All Pro Large Cap Value Portfolio.........................     89,752     $872,359     $886,753
  All Pro Small Cap Growth Portfolio........................    134,746   $2,389,166   $1,629,078
  All Pro Small Cap Value Portfolio.........................    125,395   $1,171,817   $1,281,539
  Equity 500 Index Portfolio................................  1,412,723  $14,014,529  $11,471,314
Variable Insurance Products Fund:
  High Income Portfolio.....................................    283,850   $2,812,763   $1,819,477
  Equity-Income Portfolio...................................    424,473  $10,193,211   $9,656,756
  Growth Portfolio..........................................    380,777  $17,524,525  $12,797,926
Variable Insurance Products Fund II:
  Asset Manager Portfolio...................................    140,126   $2,321,054   $2,033,232
  Contrafund Portfolio......................................    339,415   $8,445,614   $6,832,433
OCC Accumulation Trust:
  Equity Portfolio..........................................     81,827   $2,878,021   $2,710,102
  Small Cap Portfolio.......................................    101,192   $2,691,788   $3,264,445
  Managed Portfolio.........................................    134,244   $5,528,812   $5,389,877
Scudder Variable Life Investment Fund:
  Bond Portfolio............................................    231,947   $1,545,544   $1,600,431
  Growth and Income Portfolio...............................    310,518   $3,377,003   $2,763,612
  International Portfolio...................................    223,744   $3,382,022   $1,801,136
Dreyfus Variable Investment Fund:
  Growth and Income Portfolio...............................     98,854   $2,262,804   $2,140,196
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Portfolio............................    102,812   $3,720,517   $2,741,988
Federated Insurance Series:
  Fund for U.S. Government Securities II Portfolio..........    121,009   $1,329,343   $1,383,128
  Utility Fund II Portfolio.................................     29,495     $413,664     $305,867
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio..........................      7,695      $74,848      $72,491
  Van Eck Worldwide Hard Assets Portfolio...................     18,099     $216,425     $193,482
  Van Eck Worldwide Emerging Markets Portfolio..............     81,436     $732,527     $662,888
  Van Eck Worldwide Real Estate Portfolio...................     27,048     $290,576     $294,012
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................     45,380     $940,002     $743,323
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................     25,548     $601,855     $496,882

---------------

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity, Balanced and Mid Cap
   Growth Portfolios were known as the Market Street Fund Growth, Managed and Aggressive Growth
   Portfolios, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                               SHARES       COST      FAIR VALUE
-------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust:
  MFS Emerging Growth Series................................      1,429      $25,000      $25,629
  MFS Investors Trust Series................................      1,466      $25,000      $25,044
  MFS New Discovery Series..................................      1,805      $25,000      $27,473
  MFS Research Series.......................................      1,779      $25,000      $25,409
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Portfolio...........................      3,189      $25,253      $25,126
  PIMCO Total Return Bond Portfolio.........................      2,516      $25,593      $24,883
Variable Insurance Products Fund III:
  VIP III Growth Portfolio..................................        757      $25,000      $25,250
  VIP III Overseas Portfolio................................      1,806      $25,000      $24,946
  VIP III Contrafund Portfolio..............................      1,293      $25,000      $25,853
  VIP III Growth Opportunities Portfolio....................      1,672      $25,000      $25,150

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 2001 and 2000, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                            MARKET STREET FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
                                                        **ALL PRO BROAD
                                                       EQUITY PORTFOLIO       MONEY MARKET PORTFOLIO       BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                       2001        2000         2001          2000         2001       2000
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................     4,775       15,130     7,011,362     4,061,510     22,141     13,459
Shares received from reinvestment of:
  Dividends........................................     5,965        4,434       200,306       210,680      7,103      7,236
  Capital gain distributions.......................    21,027       19,805
                                                     --------   ----------   -----------   -----------   --------   --------
Total shares acquired..............................    31,767       39,369     7,211,668     4,272,190     29,244     20,695
Total shares redeemed..............................   (24,020)    (105,310)   (4,964,783)   (3,324,671)   (34,421)   (28,847)
                                                     --------   ----------   -----------   -----------   --------   --------
Net increase (decrease) in shares owned............     7,747      (65,941)    2,246,885       947,519     (5,177)    (8,152)
Shares owned, beginning of year....................   227,003      292,944     4,593,092     3,645,573    107,295    115,447
                                                     --------   ----------   -----------   -----------   --------   --------
Shares owned, end of year..........................   234,750      227,003     6,839,977     4,593,092    102,118    107,295
                                                     ========   ==========   ===========   ===========   ========   ========
Cost of shares acquired............................  $517,271   $  697,680   $ 7,211,668   $ 4,272,190   $309,763   $208,901
                                                     ========   ==========   ===========   ===========   ========   ========
Cost of shares redeemed............................  $396,339   $1,836,587   $ 4,964,783   $ 3,324,671   $378,795   $305,412
                                                     ========   ==========   ===========   ===========   ========   ========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity
   Portfolio was known as the Market Street Fund Growth Portfolio.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------


                                                                             MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
                                                            **BALANCED               **MID CAP             INTERNATIONAL
                                                             PORTFOLIO           GROWTH PORTFOLIO            PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                          2001       2000        2001         2000        2001       2000
---------------------------------------------------------------------------------------------------------------------------
Shares purchased......................................     3,668      2,217       41,041       72,505     29,630     42,347
Shares received from reinvestment of:
  Dividends...........................................     3,170      3,075       25,483        1,987      7,385      4,715
  Capital gain distributions..........................     4,488      4,670       18,680        4,156     11,277     18,707
                                                        --------   --------   ----------   ----------   --------   --------
Total shares acquired.................................    11,326      9,962       85,204       78,648     48,292     65,769
Total shares redeemed.................................   (19,467)   (18,260)     (72,332)     (12,025)   (62,891)   (54,121)
                                                        --------   --------   ----------   ----------   --------   --------
Net (decrease) increase in shares owned...............    (8,141)    (8,298)      12,872       66,623    (14,599)    11,648
Shares owned, beginning of year.......................    80,163     88,461      130,579       63,956    170,722    159,074
                                                        --------   --------   ----------   ----------   --------   --------
Shares owned, end of year.............................    72,022     80,163      143,451      130,579    156,123    170,722
                                                        ========   ========   ==========   ==========   ========   ========
Cost of shares acquired...............................  $169,590   $154,264   $1,658,748   $1,917,047   $582,696   $922,834
                                                        ========   ========   ==========   ==========   ========   ========
Cost of shares redeemed...............................  $288,130   $252,970   $1,452,841   $  251,390   $847,909   $719,546
                                                        ========   ========   ==========   ==========   ========   ========


---------------
** Prior to January 29, 2001, the Market Street Fund Balanced and Mid Cap Growth
   Portfolios were known as the Market Street Fund Managed and Aggressive Growth Portfolios, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------


                                                                        MARKET STREET FUND, INC.
----------------------------------------------------------------------------------------------------------
                                                               ALL PRO LARGE CAP       ALL PRO LARGE CAP
                                                                GROWTH PORTFOLIO        VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                                                2001        2000        2001        2000
----------------------------------------------------------------------------------------------------------
Shares purchased............................................    83,936      64,915      58,309      40,436
Shares received from reinvestment of:
  Dividends.................................................        43         696         500         135
  Capital gain distributions................................                   541
                                                              --------    --------    --------    --------
Total shares acquired.......................................    83,979      66,152      58,809      40,571
Total shares redeemed.......................................   (51,763)    (11,574)    (15,852)     (8,122)
                                                              --------    --------    --------    --------
Net increase in shares owned................................    32,216      54,578      42,957      32,449
Shares owned, beginning of year.............................    85,216      30,638      46,795      14,346
                                                              --------    --------    --------    --------
Shares owned, end of year...................................   117,432      85,216      89,752      46,795
                                                              ========    ========    ========    ========
Cost of shares acquired.....................................  $853,871    $912,113    $572,964    $384,546
                                                              ========    ========    ========    ========
Cost of shares redeemed.....................................  $714,246    $151,025    $147,380    $ 83,796
                                                              ========    ========    ========    ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------
                                            ALL PRO SMALL CAP         ALL PRO SMALL CAP          **EQUITY 500 INDEX
                                             GROWTH PORTFOLIO          VALUE PORTFOLIO                PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                            2001         2000          2001         2000         2001          2000
-----------------------------------------------------------------------------------------------------------------------
Shares purchased........................    37,913       130,383       115,619      45,838        65,942      1,944,451
Shares received from reinvestment of:
  Dividends.............................                   1,574           372          78        18,842
  Capital gain distributions............                     269
                                          --------    ----------    ----------    --------    ----------    -----------
Total shares acquired...................    37,913       132,226       115,991      45,916        84,784      1,944,451
Total shares redeemed...................   (47,270)      (44,902)      (47,391)    (12,056)     (296,040)      (429,840)
                                          --------    ----------    ----------    --------    ----------    -----------
Net (decrease) increase in shares
  owned.................................    (9,357)       87,324        68,600      33,860      (211,256)     1,514,611
Shares owned, beginning of year.........   144,103        56,779        56,795      22,935     1,623,979        109,368
                                          --------    ----------    ----------    --------    ----------    -----------
Shares owned, end of year...............   134,746       144,103       125,395      56,795     1,412,723      1,623,979
                                          ========    ==========    ==========    ========    ==========    ===========
Cost of shares acquired.................  $463,688    $2,606,749    $1,094,212    $361,991    $  734,628    $19,654,758
                                          ========    ==========    ==========    ========    ==========    ===========
Cost of shares redeemed.................  $896,402    $  614,284    $  363,616    $ 97,956    $2,960,399    $17,335,572
                                          ========    ==========    ==========    ========    ==========    ===========

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------
                                         HIGH INCOME PORTFOLIO      EQUITY-INCOME PORTFOLIO         GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                           2001          2000          2001          2000          2001          2000
------------------------------------------------------------------------------------------------------------------------
Shares purchased......................      75,264        10,469        45,278        38,106        21,680        98,730
Shares received from reinvestment of:
  Dividends...........................      33,787        23,090         7,324         9,768           316           428
  Capital gain distributions..........                                  20,577        36,799        29,643        42,654
                                        ----------    ----------    ----------    ----------    ----------    ----------
Total shares acquired.................     109,051        33,559        73,179        84,673        51,639       141,812
Total shares redeemed.................     (90,256)      (95,025)      (82,736)     (180,292)     (105,045)      (54,926)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in shares
  owned...............................      18,795       (61,466)       (9,557)      (95,619)      (53,406)       86,886
Shares owned, beginning of year.......     265,055       326,521       434,030       529,649       434,183       347,297
                                        ----------    ----------    ----------    ----------    ----------    ----------
Shares owned, end of year.............     283,850       265,055       424,473       434,030       380,777       434,183
                                        ==========    ==========    ==========    ==========    ==========    ==========
Cost of shares acquired...............  $  837,506    $  342,762    $1,722,699    $1,944,781    $2,003,087    $7,185,676
                                        ==========    ==========    ==========    ==========    ==========    ==========
Cost of shares redeemed...............  $1,157,127    $1,150,652    $1,767,212    $3,581,629    $3,557,639    $1,625,954
                                        ==========    ==========    ==========    ==========    ==========    ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    VARIABLE INSURANCE PRODUCTS FUND II
--------------------------------------------------------------------------------------------------------------
                                                                 ASSET MANAGER
                                                                   PORTFOLIO            CONTRAFUND PORTFOLIO
--------------------------------------------------------------------------------------------------------------
                                                                2001        2000         2001          2000
--------------------------------------------------------------------------------------------------------------
Shares purchased............................................    11,977      28,851        25,102       106,119
Shares received from reinvestment of:
  Dividends.................................................     5,833       4,849         2,933         1,206
  Capital gain distributions................................     2,187      11,425        10,352        43,782
                                                              --------    --------    ----------    ----------
Total shares acquired.......................................    19,997      45,125        38,387       151,107
Total shares redeemed.......................................   (19,260)    (39,549)      (82,971)      (58,521)
                                                              --------    --------    ----------    ----------
Net increase (decrease) in shares owned.....................       737       5,576       (44,584)       92,586
Shares owned, beginning of year.............................   139,389     133,813       383,999       291,413
                                                              --------    --------    ----------    ----------
Shares owned, end of year...................................   140,126     139,389       339,415       383,999
                                                              ========    ========    ==========    ==========
Cost of shares acquired.....................................  $297,163    $747,473    $  803,122    $3,885,205
                                                              ========    ========    ==========    ==========
Cost of shares redeemed.....................................  $328,545    $631,979    $1,715,775    $1,050,546
                                                              ========    ========    ==========    ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                             OCC ACCUMULATION TRUST
----------------------------------------------------------------------------------------------------------------------------
                                                       EQUITY PORTFOLIO        SMALL CAP PORTFOLIO       MANAGED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                       2001        2000         2001         2000        2001        2000
----------------------------------------------------------------------------------------------------------------------------
Shares purchased...................................    10,763        8,091       26,491       38,643      4,431       10,647
Shares received from reinvestment of:
  Dividends........................................       540          984          732          601      3,344        2,723
  Capital gain distributions.......................       516       12,714        6,561                               15,203
                                                     --------   ----------   ----------   ----------   --------   ----------
Total shares acquired..............................    11,819       21,789       33,784       39,244      7,775       28,573
Total shares redeemed..............................   (10,576)     (44,848)     (43,540)     (19,613)   (19,692)     (57,349)
                                                     --------   ----------   ----------   ----------   --------   ----------
Net increase (decrease) in shares owned............     1,243      (23,059)      (9,756)      19,631    (11,917)     (28,776)
Shares owned, beginning of year....................    80,584      103,643      110,948       91,317    146,161      174,937
                                                     --------   ----------   ----------   ----------   --------   ----------
Shares owned, end of year..........................    81,827       80,584      101,192      110,948    134,244      146,161
                                                     ========   ==========   ==========   ==========   ========   ==========
Cost of shares acquired............................  $414,880   $  661,779   $1,017,852   $1,045,969   $326,938   $1,046,409
                                                     ========   ==========   ==========   ==========   ========   ==========
Cost of shares redeemed............................  $364,379   $1,323,788   $1,090,656   $  439,333   $708,094   $1,981,842
                                                     ========   ==========   ==========   ==========   ========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       SCUDDER VARIABLE LIFE INVESTMENT FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                                GROWTH AND INCOME         INTERNATIONAL
                                                          BOND PORTFOLIO            PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                          2001       2000       2001        2000        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Shares purchased......................................    78,235     30,123     20,369       42,031     26,371       81,119
Shares received from reinvestment of:
  Dividends...........................................     9,077     10,589      3,780        4,802        880          994
  Capital gain distributions..........................                           7,133        6,351     41,268       20,207
                                                        --------   --------   --------   ----------   --------   ----------
Total shares acquired.................................    87,312     40,712     31,282       53,184     68,519      102,320
Total shares redeemed.................................   (65,598)   (28,852)   (47,976)     (98,493)   (41,474)     (51,539)
                                                        --------   --------   --------   ----------   --------   ----------
Net increase (decrease) in shares owned...............    21,714     11,860    (16,694)     (45,309)    27,045       50,781
Shares owned, beginning of year.......................   210,233    198,373    327,212      372,521    196,699      145,918
                                                        --------   --------   --------   ----------   --------   ----------
Shares owned, end of year.............................   231,947    210,233    310,518      327,212    223,744      196,699
                                                        ========   ========   ========   ==========   ========   ==========
Cost of shares acquired...............................  $597,423   $260,876   $294,638   $  573,116   $697,142   $1,794,367
                                                        ========   ========   ========   ==========   ========   ==========
Cost of shares redeemed...............................  $449,297   $196,697   $570,338   $1,122,170   $600,642   $  722,675
                                                        ========   ========   ========   ==========   ========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                                                 DREYFUS SOCIALLY
                                                       DREYFUS VARIABLE                             RESPONSIBLE
                                                       INVESTMENT FUND                           GROWTH FUND, INC.
-----------------------------------------------------------------------------------------------------------------------
                                          ZERO COUPON            GROWTH AND INCOME             SOCIALLY RESPONSIBLE
                                         2000 PORTFOLIO              PORTFOLIO                       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                              2000              2001           2000            2001             2000
-----------------------------------------------------------------------------------------------------------------------
Shares purchased.......................        10,495            8,088         12,012           15,471           33,259
Shares received from reinvestment of:
  Dividends............................         4,112              521            602               74            1,019
  Capital gain distributions...........                          1,564          3,661
                                           ----------         --------       --------       ----------       ----------
Total shares acquired..................        14,607           10,173         16,275           15,545           34,278
Total shares redeemed..................       (95,806)         (10,529)       (28,029)         (33,866)         (24,002)
                                           ----------         --------       --------       ----------       ----------
Net (decrease) increase in shares
  owned................................       (81,199)            (356)       (11,754)         (18,321)          10,276
Shares owned, beginning of year........        81,199           99,210        110,964          121,133          110,857
                                           ----------         --------       --------       ----------       ----------
Shares owned, end of year..............            --           98,854         99,210          102,812          121,133
                                           ==========         ========       ========       ==========       ==========
Cost of shares acquired................    $  178,093         $225,598       $405,164       $  521,703       $1,306,668
                                           ==========         ========       ========       ==========       ==========
Cost of shares redeemed................    $1,182,729         $214,369       $588,587       $1,014,983       $  623,039
                                           ==========         ========       ========       ==========       ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------
                                                                    FUND FOR
                                                                U.S. GOVERNMENT
                                                                 SECURITIES II          UTILITY FUND II
                                                                   PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------------------------
                                                                2001        2000       2001        2000
---------------------------------------------------------------------------------------------------------
Shares purchased............................................    65,137      23,702      1,697       1,613
Shares received from reinvestment of:
  Dividends.................................................     3,314       3,100      1,118       1,105
  Capital gain distributions................................                                          735
                                                              --------    --------    -------    --------
Total shares acquired.......................................    68,451      26,802      2,815       3,453
Total shares redeemed.......................................   (16,160)    (13,343)    (5,671)    (10,703)
                                                              --------    --------    -------    --------
Net increase (decrease) in shares owned.....................    52,291      13,459     (2,856)     (7,250)
Shares owned, beginning of year.............................    68,718      55,259     32,351      39,601
                                                              --------    --------    -------    --------
Shares owned, end of year...................................   121,009      68,718     29,495      32,351
                                                              ========    ========    =======    ========
Cost of shares acquired.....................................  $774,102    $282,036    $32,894    $ 47,852
                                                              ========    ========    =======    ========
Cost of shares redeemed.....................................  $179,188    $146,691    $79,399    $147,086
                                                              ========    ========    =======    ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                   VAN ECK WORLDWIDE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
                                                                   VAN ECK                                       VAN ECK
                                              VAN ECK             WORLDWIDE          VAN ECK WORLDWIDE          WORLDWIDE
                                             WORLDWIDE           HARD ASSETS         EMERGING MARKETS          REAL ESTATE
                                           BOND PORTFOLIO         PORTFOLIO              PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                           2001      2000      2001       2000       2001        2000        2001       2000
------------------------------------------------------------------------------------------------------------------------------
Shares purchased.......................    18,192       844     5,363     15,605     73,313       75,789     22,577     40,118
Shares received from reinvestment of:
  Dividends............................       199       189       198         53                                569        298
  Capital gain distributions...........
                                         --------   -------   -------   --------   --------   ----------   --------   --------
Total shares acquired..................    18,391     1,033     5,561     15,658     73,313       75,789     23,146     40,416
Total shares redeemed..................   (15,165)     (221)   (5,323)    (2,440)   (56,985)     (45,924)   (47,411)    (2,407)
                                         --------   -------   -------   --------   --------   ----------   --------   --------
Net increase (decrease) in shares
  owned................................     3,226       812       238     13,218     16,328       29,865    (24,265)    38,009
Shares owned, beginning of year........     4,469     3,657    17,861      4,643     65,108       35,243     51,313     13,304
                                         --------   -------   -------   --------   --------   ----------   --------   --------
Shares owned, end of year..............     7,695     4,469    18,099     17,861     81,436       65,108     27,048     51,313
                                         ========   =======   =======   ========   ========   ==========   ========   ========
Cost of shares acquired................  $178,801   $10,236   $63,745   $186,944   $641,943   $1,098,741   $251,760   $407,365
                                         ========   =======   =======   ========   ========   ==========   ========   ========
Cost of shares redeemed................  $152,546   $ 2,486   $57,064   $ 30,566   $853,077   $  511,663   $467,616   $ 26,277
                                         ========   =======   =======   ========   ========   ==========   ========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                  STRONG VARIABLE       STRONG OPPORTUNITY
                                                               INSURANCE FUNDS, INC.       FUND II, INC.
-----------------------------------------------------------------------------------------------------------
                                                                  STRONG MID CAP        STRONG OPPORTUNITY
                                                                  GROWTH FUND II              FUND II
-----------------------------------------------------------------------------------------------------------
                                                                 2001         2000        2001       2000
-----------------------------------------------------------------------------------------------------------
Shares purchased............................................      44,687       38,448     15,903      9,406
Shares received from reinvestment of:
  Dividends.................................................                                  93         24
  Capital gain distributions................................                    2,908      3,585      1,370
                                                              ----------   ----------   --------   --------
Total shares acquired.......................................      44,687       41,356     19,581     10,800
Total shares redeemed.......................................     (33,891)      (6,772)    (4,733)      (100)
                                                              ----------   ----------   --------   --------
Net increase in shares owned................................      10,796       34,584     14,848     10,700
Shares owned, beginning of year.............................      34,584                  10,700
                                                              ----------   ----------   --------   --------
Shares owned, end of year...................................      45,380       34,584     25,548     10,700
                                                              ==========   ==========   ========   ========
Cost of shares acquired.....................................  $  923,403   $1,267,179   $445,168   $289,873
                                                              ==========   ==========   ========   ========
Cost of shares redeemed.....................................  $1,033,100   $  217,480   $130,383   $  2,803
                                                              ==========   ==========   ========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

-------------------------------------------------------------------------------------------------------------------------
                                                                                                  PIMCO VARIABLE
                                              MFS VARIABLE INSURANCE TRUST                        INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
                                     MFS
                                   EMERGING         MFS         MFS NEW        MFS            PIMCO            PIMCO
                                    GROWTH       INVESTORS     DISCOVERY     RESEARCH       HIGH YIELD      TOTAL RETURN
                                    SERIES      TRUST SERIES    SERIES        SERIES      BOND PORTFOLIO   BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                     2001           2001         2001          2001            2001             2001
-------------------------------------------------------------------------------------------------------------------------
Shares purchased...............      1,429          1,466         1,805        1,779           3,157            2,456
Shares received from
  reinvestment of:
  Dividends....................                                                                   32               12
  Capital gain distributions...                                                                                    48
                                   -------        -------       -------      -------         -------          -------
Total shares acquired..........      1,429          1,466         1,805        1,779           3,189            2,516
Total shares redeemed..........
                                   -------        -------       -------      -------         -------          -------
Net increase in shares owned...      1,429          1,466         1,805        1,779           3,189            2,516
Shares owned, beginning of
  year.........................
                                   -------        -------       -------      -------         -------          -------
Shares owned, end of year......      1,429          1,466         1,805        1,779           3,189            2,516
                                   =======        =======       =======      =======         =======          =======
Cost of shares acquired........    $25,000        $25,000       $25,000      $25,000         $25,253          $25,593
                                   =======        =======       =======      =======         =======          =======
Cost of shares redeemed........
                                   =======        =======       =======      =======         =======          =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                         VARIABLE INSURANCE PRODUCTS FUND III
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               VIP III
                                                                VIP III          VIP III        VIP III        GROWTH
                                                                GROWTH          OVERSEAS       CONTRAFUND   OPPORTUNITIES
                                                               PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
                                                                 2001             2001            2001          2001
-------------------------------------------------------------------------------------------------------------------------
Shares purchased...........................................         757            1,806          1,293          1,672
Shares received from reinvestment of:
  Dividends................................................
  Capital gain distributions...............................
                                                                -------          -------        -------        -------
Total shares acquired......................................         757            1,806          1,293          1,672
Total shares redeemed......................................
                                                                -------          -------        -------        -------
Net increase in shares owned...............................         757            1,806          1,293          1,672
Shares owned, beginning of year............................
                                                                -------          -------        -------        -------
Shares owned, end of year..................................         757            1,806          1,293          1,672
                                                                =======          =======        =======        =======
Cost of shares acquired....................................     $25,000          $25,000        $25,000        $25,000
                                                                =======          =======        =======        =======
Cost of shares redeemed....................................
                                                                =======          =======        =======        =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 2001 and 2000, the unit activity and unit values were as follows:

--------------------------------------------------------------------------------------------------------------
                                                                    MARKET STREET VIP
                                                                           2001
--------------------------------------------------------------------------------------------------------------
                                               UNITS OWNED       NET (DECREASE)/
                                              BEGINNING OF         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                  YEAR             UNITS OWNED      END OF YEAR    END OF YEAR
--------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**.......       404.99              (27.35)          377.64         $112.11
                                                                                      ======         =======
  Money Market Subaccount.................        42.88               (0.44)           42.44         $ 68.83
                                                                                      ======         =======
  Balanced Subaccount**...................       387.06              (31.85)          355.21         $103.12
                                                                                      ======         =======
  Mid Cap Growth Subaccount**.............        67.30               (5.35)           61.95         $135.35
                                                                                      ======         =======
  International Subaccount................       212.91               (4.50)          208.41         $ 99.16
                                                                                      ======         =======

--------------------------------------------------------------------------------------------------------------
                                                                    MARKET STREET VIP
                                                                           2000
--------------------------------------------------------------------------------------------------------------
                                               UNITS OWNED       NET (DECREASE)/
                                              BEGINNING OF         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                  YEAR             UNITS OWNED      END OF YEAR    END OF YEAR
--------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount.......................       860.43              (455.44)         404.99         $130.24
                                                                                      ======         =======
  Money Market Subaccount.................        43.33                (0.45)          42.88         $ 67.20
                                                                                      ======         =======
  Managed Subaccount......................       393.98                (6.92)         387.06         $112.26
                                                                                      ======         =======
  Aggressive Growth Subaccount............        67.34                (0.04)          67.30         $142.53
                                                                                      ======         =======
  International Subaccount................       208.69                 4.22          212.91         $114.21
                                                                                      ======         =======

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                               MARKET STREET VIP/2
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**....................       3,618.86            (230.55)      3,388.31      $1,005.91
                                                                                                ========      =========
  Money Market Subaccount..............................       6,927.58           2,897.59       9,825.17      $  661.98
                                                                                                ========      =========
  Bond Subaccount......................................       1,724.60            (169.55)      1,555.05      $  696.40
                                                                                                ========      =========
  Balanced Subaccount**................................       1,353.13            (242.10)      1,111.03      $  847.34
                                                                                                ========      =========
  Mid Cap Growth Subaccount**..........................       2,553.54            (438.64)      2,114.90      $1,311.73
                                                                                                ========      =========
  International Subaccount.............................       2,489.76            (423.53)      2,066.23      $  809.77
                                                                                                ========      =========
  All Pro Large Cap Growth Subaccount..................       1,651.46             674.59       2,326.05      $  445.29
                                                                                                ========      =========
  All Pro Large Cap Value Subaccount...................         903.86             883.25       1,787.11      $  482.00
                                                                                                ========      =========
  All Pro Small Cap Growth Subaccount..................       2,848.20            (148.82)      2,699.38      $  593.28
                                                                                                ========      =========
  All Pro Small Cap Value Subaccount...................       1,117.40           1,435.65       2,553.05      $  491.28
                                                                                                ========      =========
  Equity 500 Index Subaccount..........................      10,344.56          (1,326.16)      9,018.40      $1,267.94
                                                                                                ========      =========
Variable Insurance Products Fund:
  High Income Subaccount...............................       3,523.14            (128.21)      3,394.93      $  527.60
                                                                                                ========      =========
  Equity-Income Subaccount.............................       8,816.40            (618.78)      8,197.62      $1,170.39
                                                                                                ========      =========
  Growth Subaccount....................................      12,749.45          (2,151.58)     10,597.87      $1,203.71
                                                                                                ========      =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       2,428.75             (89.98)      2,338.77      $  850.18
                                                                                                ========      =========
  Contrafund Subaccount................................       7,120.88            (958.60)      6,162.28      $1,101.22
                                                                                                ========      =========
OCC Accumulation Trust:
  Equity Subaccount....................................       2,215.77              36.55       2,252.32      $1,187.77
                                                                                                ========      =========
  Small Cap Subaccount.................................       3,531.39            (524.17)      3,007.22      $1,065.77
                                                                                                ========      =========
  Managed Subaccount...................................       4,997.17            (452.26)      4,544.91      $1,174.16
                                                                                                ========      =========
Scudder Variable Life Investment Fund:
  Bond Subaccount......................................       2,085.04             160.29       2,245.33      $  694.12
                                                                                                ========      =========
  Growth and Income Subaccount.........................       3,448.83            (244.08)      3,204.75      $  849.87
                                                                                                ========      =========
  International Subaccount.............................       3,143.72            (184.98)      2,958.74      $  599.65
                                                                                                ========      =========

---------------

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                               MARKET STREET VIP/2
                                                                                      2001
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:
  Zero Coupon 2000.....................................             --                 --             --             --
                                                                                                ========      =========
  Growth and Income Subaccount.........................       2,144.55             (22.89)      2,121.66      $  990.64
                                                                                                ========      =========
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Subaccount......................       3,123.43            (442.27)      2,681.16      $1,007.39
                                                                                                ========      =========
Federated Insurance Series:
  Fund for U.S. Government Securities II Subaccount....       1,099.84             824.02       1,923.86      $  700.02
                                                                                                ========      =========
  Utility Fund II Subaccount...........................         457.93             (54.28)        403.65      $  679.68
                                                                                                ========      =========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................          38.43              57.23          95.66      $  503.05
                                                                                                ========      =========
  Van Eck Worldwide Hard Assets Subaccount.............         425.13               7.15         432.28      $  399.66
                                                                                                ========      =========
  Van Eck Worldwide Emerging Markets Subaccount........       1,427.41             429.26       1,856.67      $  325.87
                                                                                                ========      =========
  Van Eck Worldwide Real Estate Subaccount.............       1,080.13            (544.56)        535.57      $  500.20
                                                                                                ========      =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................       1,922.49             650.38       2,572.87      $  284.48
                                                                                                ========      =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................         468.33             539.82       1,008.15      $  467.70
                                                                                                ========      =========
MFS Variable Insurance Trust:
  MFS Emerging Growth Series...........................             --                 --             --             --
                                                                                                ========      =========
  MFS Investors Trust Series...........................             --                 --             --             --
                                                                                                ========      =========
  MFS New Discovery Series.............................             --                 --             --             --
                                                                                                ========      =========
  MFS Research Series..................................             --                 --             --             --
                                                                                                ========      =========
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Portfolio......................             --                 --             --             --
                                                                                                ========      =========
  PIMCO Total Return Bond Portfolio....................             --                 --             --             --
                                                                                                ========      =========
Variable Insurance Products Fund III:
  VIP III Growth Portfolio.............................             --                 --             --             --
                                                                                                ========      =========
  VIP III Overseas Portfolio...........................             --                 --             --             --
                                                                                                ========      =========
  VIP III Contrafund Portfolio.........................             --                 --             --             --
                                                                                                ========      =========
  VIP III Growth Opportunities Portfolio...............             --                 --             --             --
                                                                                                ========      =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                               MARKET STREET VIP/2
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount....................................       4,976.70          (1,357.84)       3,618.86     $1,170.95
                                                                                                =========     =========
  Money Market Subaccount..............................       5,897.24           1,030.34        6,927.58     $  647.63
                                                                                                =========     =========
  Bond Subaccount......................................       1,954.03            (229.43)       1,724.60     $  657.46
                                                                                                =========     =========
  Managed Subaccount...................................       1,622.04            (268.91)       1,353.13     $  924.31
                                                                                                =========     =========
  Aggressive Growth Subaccount.........................       1,324.09           1,229.45        2,553.54     $1,384.12
                                                                                                =========     =========
  International Subaccount.............................       2,632.79            (143.03)       2,489.76     $  934.58
                                                                                                =========     =========
  All Pro Large Cap Growth Subaccount..................         578.68           1,072.78        1,651.46     $  576.76
                                                                                                =========     =========
  All Pro Large Cap Value Subaccount...................         240.50             663.36          903.86     $  492.50
                                                                                                =========     =========
  All Pro Small Cap Growth Subaccount..................       1,113.77           1,734.43        2,848.20     $  715.66
                                                                                                =========     =========
  All Pro Small Cap Value Subaccount...................         414.03             703.37        1,117.40     $  441.75
                                                                                                =========     =========
  Equity 500 Index Subaccount**........................      11,157.68            (813.12)      10,344.56     $1,465.42
                                                                                                =========     =========
Variable Insurance Products Fund:
  High Income Subaccount...............................       4,604.56          (1,081.42)       3,523.14     $  606.18
                                                                                                =========     =========
  Equity-Income Subaccount.............................      11,605.83          (2,789.43)       8,816.40     $1,248.84
                                                                                                =========     =========
  Growth Subaccount....................................      11,262.13           1,487.32       12,749.45     $1,482.40
                                                                                                =========     =========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.............................       2,581.36            (152.61)       2,428.75     $  898.97
                                                                                                =========     =========
  Contrafund Subaccount................................       6,104.21           1,016.67        7,120.88     $1,272.63
                                                                                                =========     =========
OCC Accumulation Trust:
  Equity Subaccount....................................       3,231.31          (1,015.54)       2,215.77     $1,295.47
                                                                                                =========     =========
  Small Cap Subaccount.................................       2,876.90             654.49        3,531.39     $  997.72
                                                                                                =========     =========
  Managed Subaccount...................................       6,570.75          (1,573.58)       4,997.17     $1,252.24
                                                                                                =========     =========
Scudder Variable Life Investment Fund:
  Bond Subaccount......................................       2,050.25              34.79        2,085.04     $  665.72
                                                                                                =========     =========
  Growth and Income Subaccount.........................       4,012.23            (563.40)       3,448.83     $  971.53
                                                                                                =========     =========
  International Subaccount.............................       2,554.87             588.85        3,143.72     $  880.78
                                                                                                =========     =========
Dreyfus Variable Investment Fund:
  Zero Coupon 2000 Subaccount..........................       1,531.37          (1,531.37)             --            --
                                                                                                =========     =========
  Growth and Income Subaccount.........................       2,476.06            (331.51)       2,144.55     $1,067.04
                                                                                                =========     =========

---------------

** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                               MARKET STREET VIP/2
                                                                                      2000
------------------------------------------------------------------------------------------------------------------------
                                                                             NET (DECREASE)/
                                                            UNITS OWNED        INCREASE IN     UNITS OWNED   UNIT VALUE
                                                         BEGINNING OF YEAR     UNITS OWNED     END OF YEAR   END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Subaccount......................       2,839.23             284.20        3,123.43     $1,319.54
                                                                                                =========     =========
Federated Insurance Series:
  Fund for U.S. Government Securities II Subaccount....         912.27             187.57        1,099.84     $  663.18
                                                                                                =========     =========
  Utility Fund II Subaccount...........................         593.40            (135.47)         457.93     $  799.54
                                                                                                =========     =========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount....................          25.94              12.49           38.43     $  537.64
                                                                                                =========     =========
  Van Eck Worldwide Hard Assets Subaccount.............          73.04             352.09          425.13     $  452.62
                                                                                                =========     =========
  Van Eck Worldwide Emerging Markets Subaccount........         681.71             745.70        1,427.41     $  336.57
                                                                                                =========     =========
  Van Eck Worldwide Real Estate Subaccount.............         244.75             835.38        1,080.13     $  481.58
                                                                                                =========     =========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II Subaccount.............             --           1,922.49        1,922.49     $  416.75
                                                                                                =========     =========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II Subaccount................             --             468.33          468.33     $  494.33
                                                                                                =========     =========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


     The financial highlights of each Fund of the Separate Account at December 31, 2001 and for the year then ended are as follows:


--------------------------------------------------------------------------------

                                                 AT DECEMBER 31, 2001
---------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE       AVERAGE
                                       UNITS     LOWEST TO HIGHEST    NET ASSETS
---------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity Portfolio....   3,765.95  $112.11 to $1,005.91   $3,671,482
 Money Market Portfolio............   9,867.61     $68.83 to $661.98   $5,603,191
 Bond Portfolio....................   1,555.05               $696.40   $1,115,509
 Balanced Portfolio................   1,466.24    $103.12 to $847.34   $1,139,136
 Mid Cap Growth Portfolio..........   2,176.85  $135.35 to $1,311.73   $2,843,267
 International Portfolio...........   2,274.64     $99.16 to $809.77   $2,016,939
 All Pro Large Cap Growth
   Portfolio.......................   2,326.05               $445.29   $1,008,336
 All Pro Large Cap Value
   Portfolio.......................   1,787.11               $482.00     $620,238
 All Pro Small Cap Growth
   Portfolio.......................   2,699.38               $593.28   $1,758,801
 All Pro Small Cap Value
   Portfolio.......................   2,553.05               $491.28   $1,055,708
 Equity 500 Index Portfolio........   9,018.40             $1,267.94  $12,972,185
Variable Insurance Products Fund:
 High Income Portfolio.............   3,394.93               $527.60   $2,164,729
 Equity-Income Portfolio...........   8,197.62             $1,170.39  $10,085,764
 Growth Portfolio..................  10,597.87             $1,203.71  $15,275,259
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio...........   2,338.77               $850.18   $2,027,451
 Contrafund Portfolio..............   6,162.28             $1,101.22   $7,611,778
OCC Accumulation Trust:
 Equity Portfolio..................   2,252.32             $1,187.77   $2,846,532
 Small Cap Portfolio...............   3,007.22             $1,065.77   $2,948,361
 Managed Portfolio.................   4,544.91             $1,174.16   $5,802,676
Scudder Variable Life Investment
 Fund:
 Bond Portfolio....................   2,245.33               $694.12   $1,510,542
 Growth and Income Portfolio.......   3,204.75               $849.87   $2,933,348
 International Portfolio...........   2,958.74               $599.65   $2,149,339
Dreyfus Variable Investment Fund:
 Growth and Income Portfolio.......   2,121.66               $990.64   $2,187,568
Dreyfus Socially Responsible Growth
 Fund, Inc.:
 Socially Responsible Portfolio....   2,681.16             $1,007.39   $3,369,200
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.........   1,923.86               $700.02     $997,384
 Utility Fund II Portfolio.........     403.65               $679.68     $323,880
Van Eck Worldwide Insurance Trust:
 Van Eck Worldwide Bond
   Portfolio.......................      95.66               $503.05      $38,283
 Van Eck Worldwide Hard Assets
   Portfolio.......................     432.28               $399.66     $187,967

                                               FOR THE YEAR ENDED DECEMBER 31, 2001
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity Portfolio....        1.30%        1.20% to 1.40%     -14.09% to -13.92%
 Money Market Portfolio............        1.99%        1.20% to 1.40%         2.22% to 2.42%
 Bond Portfolio....................        5.18%                 1.40%                  5.92%
 Balanced Portfolio................        2.83%        1.20% to 1.40%       -8.33% to -8.14%
 Mid Cap Growth Portfolio..........       16.19%        1.20% to 1.40%       -5.23% to -5.04%
 International Portfolio...........        3.25%        1.20% to 1.40%     -13.35% to -13.18%
 All Pro Large Cap Growth
   Portfolio.......................       -1.36%                 1.41%                -22.79%
 All Pro Large Cap Value
   Portfolio.......................       -0.62%                 1.41%                 -2.13%
 All Pro Small Cap Growth
   Portfolio.......................       -1.43%                 1.43%                -17.10%
 All Pro Small Cap Value
   Portfolio.......................       -1.13%                 1.44%                 11.21%
 Equity 500 Index Portfolio........       -0.08%                 1.41%                -13.48%
Variable Insurance Products Fund:
 High Income Portfolio.............       10.92%                 1.42%                -12.96%
 Equity-Income Portfolio...........        0.35%                 1.40%                 -6.28%
 Growth Portfolio..................       -1.32%                 1.41%                -18.80%
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio...........        2.99%                 1.40%                 -5.43%
 Contrafund Portfolio..............       -0.55%                 1.40%                -13.47%
OCC Accumulation Trust:
 Equity Portfolio..................       -0.75%                 1.41%                 -8.31%
 Small Cap Portfolio...............       -0.67%                 1.39%                  6.82%
 Managed Portfolio.................        1.00%                 1.40%                 -6.24%
Scudder Variable Life Investment
 Fund:
 Bond Portfolio....................        2.59%                 1.40%                  4.27%
 Growth and Income Portfolio.......       -0.16%                 1.40%                -12.52%
 International Portfolio...........       -0.98%                 1.40%                -31.92%
Dreyfus Variable Investment Fund:
 Growth and Income Portfolio.......       -0.91%                 1.41%                 -7.16%
Dreyfus Socially Responsible Growth
 Fund, Inc.:
 Socially Responsible Portfolio....       -1.35%                 1.41%                -23.66%
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.........        2.25%                 1.40%                  5.55%
 Utility Fund II Portfolio.........        2.48%                 1.41%                -14.99%
Van Eck Worldwide Insurance Trust:
 Van Eck Worldwide Bond
   Portfolio.......................        3.72%                 1.41%                 -6.43%
 Van Eck Worldwide Hard Assets
   Portfolio.......................       -0.17%                 1.41%                -11.70%

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                 AT DECEMBER 31, 2001
---------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE       AVERAGE
                                       UNITS     LOWEST TO HIGHEST    NET ASSETS
---------------------------------------------------------------------------------
 Van Eck Worldwide Emerging Markets
   Portfolio.......................   1,856.67               $325.87     $726,861
 Van Eck Worldwide Real Estate
   Portfolio.......................     535.57               $500.20     $262,667
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....   2,572.87               $284.48     $779,277
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........   1,008.15               $467.70     $355,704
MFS Variable Insurance Trust:
 MFS Emerging Growth Series........         --                    --           --
 MFS Investors Trust Series........         --                    --           --
 MFS New Discovery Series..........         --                    --           --
 MFS Research Series...............         --                    --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio...         --                    --           --
 PIMCO Total Return Bond
   Portfolio.......................         --                    --           --
Variable Insurance Products Fund
 III:
 VIP III Growth Portfolio..........         --                    --           --
 VIP III Overseas Portfolio........         --                    --           --
 VIP III Contrafund Portfolio......         --                    --           --
 VIP III Growth Opportunities
   Portfolio.......................         --                    --           --

                                               FOR THE YEAR ENDED DECEMBER 31, 2001
-----------------------------------  --------------------------------------------------------
                                     NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                                      INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
-----------------------------------  --------------------------------------------------------
 Van Eck Worldwide Emerging Markets
   Portfolio.......................       -1.45%                 1.45%                 -3.18%
 Van Eck Worldwide Real Estate
   Portfolio.......................        0.88%                 1.35%                  3.87%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II.....       -1.41%                 1.41%                -31.74%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II........       -0.89%                 1.40%                 -5.39%
MFS Variable Insurance Trust:
 MFS Emerging Growth Series........          --                     --                     --
 MFS Investors Trust Series........          --                     --                     --
 MFS New Discovery Series..........          --                     --                     --
 MFS Research Series...............          --                     --                     --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio...          --                     --                     --
 PIMCO Total Return Bond
   Portfolio.......................          --                     --                     --
Variable Insurance Products Fund
 III:
 VIP III Growth Portfolio..........          --                     --                     --
 VIP III Overseas Portfolio........          --                     --                     --
 VIP III Contrafund Portfolio......          --                     --                     --
 VIP III Growth Opportunities
   Portfolio.......................          --                     --                     --

---------------
* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund are excluded. Expense ratio calculations could vary from the range noted above because Average Net Assets are calculated using month end account values.


*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Certain deductions are made from the Subaccounts and/or the premiums by Provident Mutual. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and (5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six to nine full years (depending on the contract), upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused.

     An annual administrative fee of $0 - $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the contracts, Provident Mutual deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer.

     The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowners will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the other variable annuity contracts. Provident Mutual reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

             REPORT ON AUDITS OF CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                       This page intentionally left blank

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Provident Mutual Life Insurance Company:

     In our opinion, the accompanying consolidated statements of financial condition and related consolidated statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Provident Mutual Life Insurance Company and Subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania

January 18, 2002

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
                             (DOLLARS IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 2001          2000
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at fair value (cost:
      2001-$3,024,128; 2000-$2,743,643).....................  $2,999,334    $2,610,988
     Held to maturity, at amortized cost (fair value:
      2000-$268,295)........................................          --       261,399
  Equity securities, at fair value (cost: 2001-$21,661;
     2000-$18,549)..........................................      22,043        18,912
  Mortgage loans............................................     563,403       594,805
  Real estate...............................................      25,005        29,068
  Policy loans and premium notes............................     365,175       374,654
  Other invested assets.....................................      70,076        78,658
                                                              ----------    ----------
       Total investments....................................   4,045,036     3,968,484
                                                              ----------    ----------
Cash and cash equivalents...................................     126,414        64,872
Premiums due................................................       8,902        10,241
Investment income due and accrued...........................      68,677        70,984
Deferred policy acquisition costs...........................     936,084       899,709
Reinsurance recoverable.....................................     162,164       161,085
Separate account assets.....................................   3,702,984     3,865,636
Other assets................................................     141,772       122,456
                                                              ----------    ----------
       Total assets.........................................  $9,192,033    $9,163,467
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $3,869,907    $3,858,533
  Policyholder funds........................................     159,865       145,506
  Policyholder dividends payable............................      35,401        34,925
  Other policy obligations..................................      21,914        20,695
                                                              ----------    ----------
       Total policy liabilities.............................   4,087,087     4,059,659
                                                              ----------    ----------
Expenses payable............................................      25,351        21,337
Taxes payable...............................................       5,101         8,617
Federal income taxes payable:
  Current...................................................      16,250        32,201
  Deferred..................................................      95,570        45,498
Separate account liabilities................................   3,702,984     3,865,636
Other liabilities...........................................      78,628        76,839
                                                              ----------    ----------
       Total liabilities....................................   8,010,971     8,109,787
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Retained earnings.........................................   1,194,086     1,100,582
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................     (13,024)      (46,902)
                                                              ----------    ----------
       Total equity.........................................   1,181,062     1,053,680
                                                              ----------    ----------
       Total liabilities and equity.........................  $9,192,033    $9,163,467
                                                              ==========    ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)

                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------
                                                               2001        2000        1999
                                                             --------    --------    --------
REVENUES
Policy and contract charges................................  $177,865    $173,597    $156,463
Premiums...................................................   166,604     189,913     197,454
Net investment income......................................   296,376     317,192     328,393
Other income...............................................    49,048      51,811      49,179
Net realized losses on investments.........................   (11,574)     (2,889)     (2,037)
                                                             --------    --------    --------
  Total revenues...........................................   678,319     729,624     729,452
                                                             --------    --------    --------
BENEFITS AND EXPENSES
Policy and contract benefits...............................   209,702     217,722     211,390
Change in future policyholder benefits.....................    75,799      85,121     112,093
Operating expenses.........................................    75,968      69,665      71,384
Amortization of deferred policy acquisition costs..........    63,154      86,312      80,420
Policyholder dividends.....................................    70,403      68,529      67,595
Demutualization expenses...................................    17,831          --          --
Noninsurance commissions and expenses......................    41,963      47,359      44,951
                                                             --------    --------    --------
  Total benefits and expenses..............................   554,820     574,708     587,833
                                                             --------    --------    --------
     Income before income taxes............................   123,499     154,916     141,619
                                                             --------    --------    --------
Income tax expense (benefit):
  Current..................................................    (1,836)     29,213      36,646
  Deferred.................................................    31,831      20,271      10,981
                                                             --------    --------    --------
     Total income tax expense..............................    29,995      49,484      47,627
                                                             --------    --------    --------
       Net income..........................................  $ 93,504    $105,432    $ 93,992
                                                             ========    ========    ========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                             (DOLLARS IN THOUSANDS)

                                                                          NET
                                                                       UNREALIZED
                                                                      APPRECIATION
                                                        RETAINED     (DEPRECIATION)      TOTAL
                                                        EARNINGS     ON SECURITIES       EQUITY
                                                       ----------    --------------    ----------
Balance at January 1, 1999...........................  $  901,158       $ 33,965       $  935,123
                                                                                       ----------
  Comprehensive income
     Net income......................................      93,992             --           93,992
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities...............          --        (78,171)         (78,171)
                                                                                       ----------
  Total comprehensive income.........................                                      15,821
                                                       ----------       --------       ----------
Balance at December 31, 1999.........................     995,150        (44,206)         950,944
                                                                                       ----------
  Comprehensive income
     Net income......................................     105,432             --          105,432
     Other comprehensive income, net of tax:
       Change in unrealized appreciation
          (depreciation) on securities...............          --         (2,696)          (2,696)
                                                                                       ----------
  Total comprehensive income.........................                                     102,736
                                                       ----------       --------       ----------
Balance at December 31, 2000.........................   1,100,582        (46,902)       1,053,680
                                                                                       ----------
  Comprehensive income
     Net income......................................      93,504             --           93,504
     Other comprehensive income, net of tax:
       Change in unrealized appreciation due to
          transfer of held to maturity securities....                      2,688            2,688
       Change in unrealized appreciation
          (depreciation) on securities...............          --         31,190           31,190
                                                                                       ----------
  Total comprehensive income.........................                                     127,382
                                                       ----------       --------       ----------
Balance at December 31, 2001.........................  $1,194,086       $(13,024)      $1,181,062
                                                       ==========       ========       ==========

          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)


                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                2001        2000        1999
                                                              ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  93,504   $ 105,432   $  93,992
Adjustments to reconcile net income to net cash used in
  operating activities:
  Interest credited to variable universal life and
    investment products.....................................     86,896      99,997     105,104
  Amortization of deferred policy acquisition costs.........     63,154      86,312      80,420
  Capitalization of deferred policy acquisition costs.......   (134,783)   (144,388)   (124,056)
  Deferred income taxes.....................................     31,831      20,271      10,981
  Net realized losses on investments........................     11,574       2,889       2,037
  Change in reinsurance recoverable.........................     (1,079)     (5,214)     (3,040)
  Change in policy liabilities and other policyholders'
    funds of traditional life products......................   (205,671)   (250,522)   (213,642)
  Other, net................................................    (34,349)    (25,551)    (49,595)
                                                              ---------   ---------   ---------
    Net cash used in operating activities...................    (88,923)   (110,774)    (97,799)
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................    443,495     296,332     190,329
  Held to maturity securities...............................         --       5,128          --
  Equity securities.........................................          7       2,174      12,860
  Real estate...............................................      3,862       2,186      17,988
  Other invested assets.....................................     12,415       6,128       6,052
Proceeds from maturities of investments:
  Available for sale securities.............................    339,112     279,616     332,182
  Held to maturity securities...............................         --      63,282      58,716
  Mortgage loans............................................    161,973      72,738     154,440
Purchases of investments:
  Available for sale securities.............................   (810,908)   (424,739)   (504,973)
  Held to maturity securities...............................         --      (6,293)     (1,083)
  Equity securities.........................................     (3,127)       (256)        (74)
  Mortgage loans............................................   (129,307)   (113,478)    (78,572)
  Real estate...............................................       (453)       (697)       (621)
  Other invested assets.....................................    (16,317)    (26,138)    (18,633)
Contributions of separate account seed money................       (250)     (2,536)     (1,774)
Withdrawals of separate account seed money..................     15,032          --          --
Policy loans and premium notes, net.........................      9,479      (8,608)     (3,665)
Additions to property and equipment.........................     (3,672)     (8,679)     (4,599)
                                                              ---------   ---------   ---------
    Net cash provided by investing activities...............     21,341     136,160     158,573
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    970,702     945,308     827,800
Variable universal life and investment product
  withdrawals...............................................   (841,578)   (966,075)   (909,726)
                                                              ---------   ---------   ---------
    Net cash provided by (used in) financing activities.....    129,124     (20,767)    (81,926)
                                                              ---------   ---------   ---------
    Net change in cash and cash equivalents.................     61,542       4,619     (21,152)
Cash and cash equivalents, beginning of year................     64,872      60,253      81,405
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $ 126,414   $  64,872   $  60,253
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $  16,959   $  28,772   $  38,821
                                                              =========   =========   =========
Foreclosure of mortgage loans...............................  $      --   $   7,050   $   5,394
                                                              =========   =========   =========


          See accompanying notes to consolidated financial statements

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Provident Mutual Life Insurance Company (Provident Mutual) is organized as a mutual life insurance company.

     Provident Mutual's wholly-owned subsidiaries are Providentmutual Life and Annuity Company of America (PLACA), Provident Mutual International Life Insurance Company (PMILIC) and Providentmutual Holding Company (PHC) and, together with Provident Mutual, are defined collectively as the "Company."

     The Company sells individual variable and traditional life insurance products, individual and group annuity products and investment products. The Company also maintains a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, Puerto Rico and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 84% of the Company's sales for the year ended December 31, 2001. No single producer accounted for more than 3% of the Company's sales for the year ended December 31, 2001. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

     PLACA specializes primarily in the development and sale of various annuity products and also sells certain variable and traditional life insurance products, also sold by Provident Mutual, through a personal producing general agency sales force.

     PMILIC's business consists of life insurance assumed from Provident Mutual.

     PHC is a downstream holding company with two major subsidiaries: Sigma American Corporation (Sigma) and 1717 Capital Management Company (1717CMC). Sigma is a general partner in a joint venture that provides investment advisory, mutual fund distribution, trust and administrative services to a group of mutual funds and other parties. 1717CMC is a full-service broker/dealer, operating on a fully disclosed basis, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies and variable annuity contracts issued by both Provident Mutual and PLACA.

PROPOSED MERGER

     On August 7, 2001, Provident Mutual and Nationwide Financial Services, Inc. (Nationwide Financial) executed a definitive agreement and plan of merger whereby, Nationwide Financial agreed to acquire the Company for $1.555 billion, subject to certain adjustments. In this transaction, Provident Mutual will convert to a stock insurance company and merge with a newly formed subsidiary of Nationwide Financial. Provident Mutual will be the surviving company in the merger and will operate as a wholly-owned subsidiary of Nationwide Financial. On December 14, 2001, the Company's Board of Directors adopted a plan of conversion and filed it with the Pennsylvania Insurance Department. The plan of conversion must be approved by the Pennsylvania Insurance Department and, subsequently, by the eligible members of Provident Mutual.

BASIS OF PRESENTATION

     The consolidated financial statements include the accounts of Provident Mutual and its wholly-owned subsidiaries. Intercompany transactions have been eliminated. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

     The Company's insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

     Statutory net income was $44.0 million, $84.5 million and $82.1 million for the years ended December 31, 2001, 2000 and 1999, respectively. Statutory surplus was $526.4 million and $488.2 million as of December 31, 2001 and 2000, respectively.

     The preparation of the accompanying consolidated financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

     The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

     Equity securities (common and preferred stocks) are reported at fair value. Unrealized appreciation/ depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

     Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $6.9 million and $8.1 million at December 31, 2001 and 2000, respectively.

     Policy loans are reported at unpaid principal balances.

     Real estate occupied by the Company is carried at cost less accumulated depreciation. Foreclosed real estate is carried at the lower of cost or fair value, less encumbrances. The straight line method of depreciation is used for real estate occupied by the Company.

     Other invested assets consist primarily of real estate joint ventures, limited partnerships and the Company's separate account seed money. The real estate joint ventures are carried on the equity method. The Company receives preferred returns and interest on loans/capital advances made to the real estate joint ventures. The limited partnerships are carried on the cost method, as the Company's investment is of a passive nature. The separate account seed money is carried at fair value.

     Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the consolidated financial statements other than reclassification of securities from "held to maturity" to "available for sale".

     Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of SOP 97-3 did not have a material effect on the consolidated financial statements of the Company.

     In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

     In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, "Business Combinations" (SFAS 141) and Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" (SFAS 142).

     SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method will be prohibited.

     SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets", and will carry forward provisions in APB Opinion No. 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations will cease upon adoption of this statement, which will be January 1, 2002 for the Company. The Company will also be required to evaluate its existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses would be recognized in the first interim period in the year of adoption and would be recognized as the effect of a change in accounting principle.

     The Company has reviewed the provisions of SFAS 141 and SFAS 142 and has determined that their impact on the consolidated financial statements will not be material.

     In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS
144). SFAS 144 is effective for fiscal years beginning after December 31, 2001. The Company has reviewed the provisions of SFAS 144 and has determined that its impact on the consolidated financial statements will not be material.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Variable Life and Investment-Type Products

     Variable life products include fixed premium variable life and flexible premium variable universal life. Investment-type products consist primarily of guaranteed investment contracts (GICs) and single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance and Accident and Health Insurance Products

     Premiums for individual life policies are recognized when due; premiums for accident and health and all other policies are reported as earned proportionately over their policy terms.

     Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

  Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the consolidated statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity contracts, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other policies, the account balances were credited at interest rates that ranged from 2.0% to 8.4%, in 2001.

  Deferred Policy Acquisition Costs

     The costs that vary with and are directly related to the production of new business, have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 9.3%. The Company's most recent and prospective five-year average growth rates are 6.7% and 11.9%, respectively.

     Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

POLICYHOLDER DIVIDENDS

     Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying consolidated financial statements as a liability and as a charge to operations. Participating life insurance in force was 74% and 86% of face value of total life insurance in force at December 31, 2001 and 2000, respectively.

REINSURANCE

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

     Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable life insurance policyholders, variable annuity contractowners and several of the Company's retirement plans.

     The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

     For guaranteed contracts, the separate account assets and liabilities are carried at historical cost. The guaranteed contracts are maintained in a separate account for statutory purposes. Due to the guaranteed return, this separate account is included in the general account assets and liabilities for GAAP purposes.

FEDERAL INCOME TAXES

     Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying consolidated financial statements and those in the Company's income tax returns.

TERMINATION BENEFITS

     In 2001, the Company initiated a reduction in workforce program to reduce costs and increase future operating efficiencies. The initiative primarily consists of reducing staff in the home office and certain positions outside the home office, through a voluntary early retirement program and involuntary employee termination program.

     In connection with this initiative, approximately 99 employees have been or will be terminated. As of December 31, 2001, the liability for employee termination costs included in other liabilities was $1.0 million. Employee termination costs included in operating expenses were $3.8 million for the year ended December 31, 2001. Of the total number of employees affected, approximately 71 have been terminated and have received benefit payments of approximately $2.8 million.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 2001 and 2000 (in millions):

                                             DECEMBER 31, 2001       DECEMBER 31, 2000
                                            --------------------    --------------------
                                              FAIR      CARRYING      FAIR      CARRYING
                                             VALUE       VALUE       VALUE       VALUE
                                            --------    --------    --------    --------
ASSETS
Fixed maturities:
  Available for sale......................  $2,999.3    $2,999.3    $2,611.0    $2,611.0
  Held to maturity........................        --          --      $268.3      $261.4
Equity securities.........................     $22.0       $22.0       $18.9       $18.9
Mortgage loans............................    $588.7      $563.4      $617.2      $594.8
LIABILITIES FOR INVESTMENT-TYPE INSURANCE
  CONTRACTS
Guaranteed interest contracts.............     $16.7       $16.3       $21.1       $21.0
Group annuities...........................  $1,739.9    $1,757.2    $1,730.2    $1,754.0
Supplementary contracts without life
  contingencies...........................     $28.3       $27.1       $28.4       $27.7
Individual annuities......................  $1,799.0    $1,824.1    $1,880.9    $1,923.1

     The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

     Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

GUARANTEED INTEREST CONTRACTS

     The fair value of GIC liabilities is based upon discounted future cash flows. Contract account balances are accumulated to the maturity dates at the guaranteed rate of interest. Accumulated values are discounted using interest rates for which liabilities with similar durations could be sold. The carrying value and fair value of the assets underlying the guaranteed interest contract liabilities were $21.3 million and $21.9 million, respectively, at December 31, 2001 and $40.9 million and $41.1 million, respectively, at December 31, 2000.

GROUP ANNUITIES

     The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

     The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

     The amortized cost, gross unrealized gains and losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 2001 and 2000 are as follows (in millions):


                                                                   DECEMBER 31, 2001
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                    COST         GAINS         LOSSES        VALUE
               ------------------                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   26.2       $ 1.6         $   --      $   27.8
Obligations of states and political
  subdivisions...................................      23.6          .8             .6          23.8
Debt securities issued by foreign governments....       5.4          .3             --           5.7
Corporate securities.............................   2,715.2        72.7          107.2       2,680.7
Mortgage-backed securities.......................     253.7         8.3             .7         261.3
                                                   --------       -----         ------      --------
  Subtotal -- fixed maturities...................   3,024.1        83.7          108.5       2,999.3
Equity securities................................      21.6          .9             .5          22.0
                                                   --------       -----         ------      --------
  Total..........................................  $3,045.7       $84.6         $109.0      $3,021.3
                                                   ========       =====         ======      ========


                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
               AVAILABLE FOR SALE                    COST         GAINS         LOSSES        VALUE
               ------------------                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   20.0       $  .6         $   --      $   20.6
Obligations of states and political
  subdivisions...................................      32.0          .7             .2          32.5
Debt securities issued by foreign governments....       1.0          .1             --           1.1
Corporate securities.............................   2,447.4        41.0          177.0       2,311.4
Mortgage-backed securities.......................     243.2         5.2            3.0         245.4
                                                   --------       -----         ------      --------
  Subtotal -- fixed maturities...................   2,743.6        47.6          180.2       2,611.0
Equity securities................................      18.5         1.3             .9          18.9
                                                   --------       -----         ------      --------
  Total..........................................  $2,762.1       $48.9         $181.1      $2,629.9
                                                   ========       =====         ======      ========

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
                HELD TO MATURITY                     COST         GAINS         LOSSES        VALUE
                ----------------                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........  $   13.0       $  .7         $   --      $   13.7
Obligations of states and political
  subdivisions...................................       5.9          .3             --           6.2
Debt securities issued by foreign governments....       5.6          .7             --           6.3
Corporate securities.............................     233.7         8.8            3.7         238.8
Mortgage-backed securities.......................       3.2          .1             --           3.3
                                                   --------       -----         ------      --------
  Total..........................................  $  261.4       $10.6         $  3.7      $  268.3
                                                   ========       =====         ======      ========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are as follows (in millions):

                                                              AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                              COST       FAIR VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $  162.1      $  163.0
Due after one year through five years.......................     874.1         897.7
Due after five years through ten years......................     808.2         798.0
Due after ten years.........................................   1,179.7       1,140.6
                                                              --------      --------
  Total.....................................................  $3,024.1      $2,999.3
                                                              ========      ========

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized gains (losses) on investments for the years ended December 31, 2001, 2000 and 1999 are summarized as follows (in millions):

                                                              2001     2000     1999
                                                             ------    -----    -----
Fixed maturities...........................................  $(13.5)   $(2.7)   $(9.0)
Equity securities..........................................      --      1.4      1.5
Mortgage loans.............................................      --     (1.4)      --
Real estate................................................      --     (1.8)     (.6)
Other invested assets......................................     1.7      1.6      6.1
Other assets...............................................      .2       --       --
                                                             ------    -----    -----
                                                             $(11.6)   $(2.9)   $(2.0)
                                                             ======    =====    =====

     Other-than-temporary declines of fair value on fixed maturities were $28.8 million, $3.2 million and $12.5 million for the years ended December 31, 2001, 2000 and 1999, respectively. Gross gains of $17.9 million, $3.0 million and $5.9 million were realized on sales of fixed maturities in 2001, 2000 and 1999, respectively.

     During 2000, the Company sold a held to maturity security with an amortized cost of $5.0 million, resulting in a realized gain of $.1 million. The security was sold in response to significant deterioration in the creditworthiness of the issuer.

     Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 2001 and 2000 is summarized as follows (in millions):

                                                               2001      2000
                                                              ------    -------
Net unrealized (depreciation) appreciation:
  Fixed maturities..........................................  $(24.8)   $(132.6)
  Equities..................................................      .4         .4
  Separate account seed money...............................    (3.4)        --
                                                              ------    -------
                                                               (27.8)    (132.2)
  Adjustments:
     Amortization of deferred policy acquisition costs......     7.8       60.1
     Deferred Federal income taxes..........................     7.0       25.2
                                                              ------    -------
Net unrealized (depreciation) appreciation..................  $(13.0)   $ (46.9)
                                                              ======    =======

     Net investment income, by type of investment, is as follows for the years ending December 31, 2001, 2000 and 1999 (in millions):

                                                            2001      2000      1999
                                                           ------    ------    ------
Gross investment income:
Fixed maturities:
  Available for sale.....................................  $228.4    $219.7    $222.9
  Held to maturity.......................................      --      21.8      30.6
Equity securities........................................      .2        .3        .2
Mortgage loans...........................................    49.5      50.2      53.9
Real estate..............................................     1.5       1.4       1.1
Policy loans.............................................    24.7      24.7      23.9
Other invested assets....................................     5.6      12.1       7.3
Cash and cash equivalents................................     3.0       2.4       2.3
Other, net...............................................     1.7        .3        .1
                                                           ------    ------    ------
                                                            314.6     332.9     342.3
Less investment expenses.................................   (18.2)    (15.7)    (13.9)
                                                           ------    ------    ------
Net investment income....................................  $296.4    $317.2    $328.4
                                                           ======    ======    ======

     The Company's portfolio includes an available for sale note carried at $38.0 million acquired in 1998, prior to the effective date of EITF 98-15. Income of $3.7 million was earned each year on this note during 2001, 2000 and 1999. Had the provisions of EITF 98-15 been applicable, the related loss of $10.6 million recorded in 1998 would have been reversed and income recognized would have been $2.4 million for each year during 2001, 2000 and 1999. Interest earned over the lives of the notes would be $8.7 million less had the note been accounted for under EITF 98-15.

4.  MORTGAGE LOANS

     The carrying value of impaired loans was $3.6 million and $3.1 million, which are net of reserves of $.6 million and $.3 million as of December 31, 2001 and 2000, respectively.

     A reconciliation of the reserve balance, including general reserves, for mortgage loans for 2001 and 2000 is as follows (in millions):

                                                              2001     2000
                                                              -----    -----
Balance at January 1........................................  $ 8.1    $11.2
Provision, net of recoveries................................   (1.2)    (2.6)
Releases due to foreclosure.................................     --      (.5)
                                                              -----    -----
Balance at December 31......................................  $ 6.9    $ 8.1
                                                              =====    =====

     The average recorded investment in impaired loans was $3.4 million and $8.7 million during 2001 and 2000, respectively. Interest income recognized on impaired loans during 2001, 2000 and 1999 was $.3 million, $.3 million and $1.7 million, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

     Real estate holdings are as follows at December 31, 2001 and 2000 (in millions):

                                                              2001     2000
                                                              -----    -----
Occupied by the Company.....................................  $17.5    $17.9
Foreclosed..................................................    7.5     11.2
                                                              -----    -----
                                                              $25.0    $29.1
                                                              =====    =====

     Depreciation expense was $.6 million, $.6 million and $1.0 million for the years ended December 31, 2001, 2000 and 1999, respectively. Accumulated depreciation for real estate totaled $5.6 million and $5.0 million at December 31, 2001 and 2000, respectively. No writedowns to fair value were required in 2001, while fair value writedowns were $1.8 million and $.9 million for the years ended December 31, 2000 and 1999, respectively.

6.  DEFERRED POLICY ACQUISITION COSTS

     A reconciliation of the deferred policy acquisition cost (DAC) asset for 2001, 2000 and 1999 is as follows (in millions):

                                                            2001      2000      1999
                                                           ------    ------    ------
Balance at January 1,....................................  $899.7    $850.7    $705.2
Expenses deferred........................................   134.8     144.4     124.1
Amortization of DAC......................................   (63.2)    (86.3)    (80.4)
Effect on DAC from unrealized (gains) losses.............   (35.2)     (9.1)    101.8
                                                           ------    ------    ------
Balance at December 31,..................................  $936.1    $899.7    $850.7
                                                           ======    ======    ======

7.  BENEFIT PLANS

     The Company maintains a qualified defined benefit pension plan and several nonqualified defined benefit, supplemental executive retirement, excess benefit and deferred compensation plans. In addition, the Company maintains other postretirement benefit plans which include medical benefits for retirees and their spouses (and Medicare part B reimbursement for certain retirees) and retiree life insurance.

     The following tables present a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the years ended December 31, 2001 and 2000, as well as the funded status as of December 31, 2001 and 2000 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   2001      2000      2001      2000
                                                  ------    ------    ------    ------
CHANGE IN BENEFIT OBLIGATION
Net benefit obligation at beginning of year.....  $ 96.3    $ 98.4    $ 25.0    $ 24.5
Service cost....................................     3.0       3.4        .2        .3
Interest cost...................................     7.0       7.4       2.0       1.9
Plan participants' contributions................      --        --        --        .2
Plan amendments.................................      --        --      (1.1)       --
Actuarial (gain) loss...........................     2.2      (1.0)      5.9        .8
Settlements.....................................    (2.6)       --        --        --
Special termination benefits....................     1.7        --        --        --
Gross benefits paid.............................   (22.2)    (11.9)     (2.1)     (2.7)
                                                  ------    ------    ------    ------
Net benefit obligation at end of year...........    85.4      96.3      29.9      25.0
                                                  ------    ------    ------    ------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of
  year..........................................   178.4     191.0        --        --
Actual return on plan assets....................    (8.5)     (3.1)       --        --
Employer contributions..........................      .8        --       2.1       2.5
Plan participants' contributions................      --        --        --        .2
Gross benefits paid.............................   (22.2)     (9.5)     (2.1)     (2.7)
                                                  ------    ------    ------    ------
Fair value of plan assets at end of year........   148.5     178.4        --        --
                                                  ------    ------    ------    ------
Funded status...................................    63.1      82.1     (29.9)    (25.0)
Unrecognized actuarial gain.....................    (4.1)    (31.3)    (11.1)    (18.1)
Unrecognized prior service cost.................     4.1       4.5       4.1       5.7
Unrecognized net transition asset...............    (6.7)    (10.1)       --        --
                                                  ------    ------    ------    ------
NET AMOUNT RECOGNIZED...........................  $ 56.4    $ 45.2    $(36.9)   $(37.4)
                                                  ======    ======    ======    ======

     The following table presents the amounts recognized in the consolidated statements of financial condition as of December 31, 2001 and 2000 (in millions):

                                                  PENSION BENEFITS     OTHER BENEFITS
                                                  ----------------    ----------------
                                                   2001      2000      2001      2000
                                                  ------    ------    ------    ------
Prepaid benefit cost............................  $ 68.0    $ 55.7    $   --    $   --
Accrued benefit liability.......................   (11.6)    (10.5)    (36.9)    (37.4)
Additional minimum liability....................     (.7)      (.6)       --        --
Intangible asset................................      .7        .6        --        --
                                                  ------    ------    ------    ------
NET AMOUNT RECOGNIZED...........................  $ 56.4    $ 45.2    $(36.9)   $(37.4)
                                                  ======    ======    ======    ======

     The components of net periodic benefit (income) cost for the years ended December 31, 2001, 2000 and 1999 are as follows (in millions):

                                       PENSION BENEFITS             OTHER BENEFITS
                                  --------------------------    -----------------------
                                   2001      2000      1999     2001     2000     1999
                                  ------    ------    ------    -----    -----    -----
Service cost....................  $  3.0    $  3.4    $  4.3    $  .3    $  .3    $  .3
Interest cost...................     7.0       7.3       7.6      2.0      1.9      1.9
Expected return on assets.......   (15.6)    (16.8)    (16.1)      --       --       --
Amortization of:
  Transition asset..............    (1.6)     (1.6)     (1.9)      --       --       --
  Prior service cost............      .4        .4        .3       .4       .4       .4
  Actuarial gain................    (1.9)     (3.7)     (3.3)    (1.1)    (1.1)    (1.1)
Settlement credit...............    (3.3)       --      (5.8)      --       --       --
Special termination charge......     1.7        --        --       --       --       --
                                  ------    ------    ------    -----    -----    -----
NET PERIODIC BENEFIT (INCOME)
  COST..........................  $(10.3)   $(11.0)   $(14.9)   $ 1.6    $ 1.5    $ 1.5
                                  ======    ======    ======    =====    =====    =====

     During 2001 and 1999, in certain of the Company's defined benefit plans, lump-sum cash payments to employees exceeded the sum of the periodic service cost and interest cost of the related plans. The 2001 lump-sum amount is reflected as "settlements" in the change in benefit obligation table above. Because of this circumstance, the Company amortized additional amounts of the unrecognized actuarial gains and the unamortized transition asset, in accordance with SFAS 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits." During 2001 and 1999, pretax income of $3.3 million and $5.8 million, respectively, resulted from additional amortization and is reflected as a "settlement credit" in the pension benefits table above.

     As a result of the voluntary early retirement program undertaken in 2001, the Company incurred expenses for enhanced retirement benefits. In accordance with SFAS 88, the Company reported a pretax charge of $1.7 million that is reflected as a "special termination charge" as a component of net periodic pension (income) cost in the table above and as "special termination benefits" in the change in benefit obligation table above.

     The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $13.1 million, $11.1 million, and $0, respectively, at December 31, 2001, and were $13.4 million, $9.7 million, and $0, respectively, at December 31, 2000.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. A 1% change in assumed health care cost trend rates would have the following effects (in millions):

                                                              1% INCREASE    1% DECREASE
                                                              -----------    -----------
Effect on total of service and interest cost components of
  net periodic postretirement benefit cost..................     $ .1           $ (.1)
Effect on the health care component of the accumulated
  postretirement benefit obligation.........................     $1.3           $(1.2)

     The following weighted-average assumptions were used in the measurement of the Company's benefit obligations as of December 31, 2001 and 2000:

                                                       PENSION BENEFITS      OTHER BENEFITS
                                                       -----------------     ---------------
                                                        2001       2000      2001      2000
                                                       ------     ------     -----     -----
Discount rate........................................   7.25%      7.50%     7.25%     7.50%
Expected return on plan assets.......................   9.00%      9.00%      N/A       N/A
Rate of compensation increase........................   4.25%      4.50%     4.25%     4.50%

     Effective December 31, 2000, the Company decreased its discount rate to 7.50%. Effective December 31, 2001, the Company decreased its discount rate to 7.25% and decreased its rate of compensation increase to 4.25%.

     A 10.25% annual rate of increase in the cost of covered health care benefits was assumed for 2001, decreasing 1% per year to an ultimate rate of 5.25%.

     In January 1991, the Company established a retiree health account under the provisions of Section 401(h) of the Internal Revenue Code. In 1999, the Company transferred $1.4 million of excess assets from the defined benefit pension plan to pay for 1999 qualified retiree health benefits.

     The Company also provides funded noncontributory defined contribution plans that cover substantially all of its agents and a contributory defined contribution plan qualified under section 401(k) of the Internal Revenue Code. The pension cost of the defined contribution plans was $3.7 million, $4.6 million, and $3.5 million for the years ended December 31, 2001, 2000 and 1999, respectively.

8.  FEDERAL INCOME TAXES

     The Company files a consolidated Federal income tax return with its life insurance and non-insurance subsidiaries. The life companies' tax provisions include an equity tax.

     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows (in millions):

                                                             YEAR ENDED DECEMBER 31,
                                                             ------------------------
                                                             2001     2000      1999
                                                             -----    -----    ------
Federal income tax at statutory rate.......................  $43.2    $54.2    $ 49.6
  Current year equity tax..................................    3.7      6.0       9.0
  True down of prior years' equity tax.....................   (9.5)    (6.1)    (10.0)
  Dividend received deduction..............................   (9.3)    (3.7)       --
  Merger-related expenses..................................    6.1       --        --
  Low income housing credits...............................   (2.2)      --        --
  Other....................................................   (2.0)     (.9)     (1.0)
                                                             -----    -----    ------
Provision for Federal income tax from operations...........  $30.0    $49.5    $ 47.6
                                                             =====    =====    ======

     Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 2001 and 2000 (in millions):

                                                               2001      2000
                                                              ------    ------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $261.2    $237.5
Prepaid pension asset.......................................    24.5      19.8
                                                              ------    ------
  Total deferred tax liability..............................   285.7     257.3
                                                              ------    ------
DEFERRED TAX ASSET
Reserves....................................................   142.5     145.3
Net unrealized loss on available for sale securities........     7.0      25.3
Employee benefit accruals...................................    17.3      17.5
Invested assets.............................................     7.9       4.5
Policyholder dividends......................................     8.9       8.7
Other.......................................................     6.5      10.5
                                                              ------    ------
  Total deferred tax asset..................................   190.1     211.8
                                                              ------    ------
Net deferred tax liability..................................  $ 95.6    $ 45.5
                                                              ======    ======

     The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

9.  REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purposes of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying consolidated financial statements that are net of reinsurance activity (in millions):

                                                             CEDED TO      ASSUMED
                                                  GROSS        OTHER      FROM OTHER       NET
                                                 AMOUNT      COMPANIES    COMPANIES      AMOUNT
                                                ---------    ---------    ----------    ---------
DECEMBER 31, 2001:
Life insurance in force.......................  $49,904.3    $15,203.2      $ 71.6      $34,772.7
                                                =========    =========      ======      =========
Premiums......................................  $   184.5    $    18.3      $   .4      $   166.6
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,869.9    $   167.1      $  1.7      $ 3,704.5
                                                =========    =========      ======      =========
DECEMBER 31, 2000:
Life insurance in force.......................  $46,773.3    $12,377.4      $106.6      $34,502.5
                                                =========    =========      ======      =========
Premiums......................................  $   203.3    $    13.9      $   .5      $   189.9
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 3,858.5    $   161.1      $  2.1      $ 3,699.5
                                                =========    =========      ======      =========
DECEMBER 31, 1999:
Life insurance in force.......................  $42,853.8    $ 9,866.6      $137.5      $33,124.7
                                                =========    =========      ======      =========
Premiums......................................  $   209.5    $    12.7      $   .7      $   197.5
                                                =========    =========      ======      =========
Future policyholder benefits..................  $ 4,028.8    $   155.9      $  2.7      $ 3,875.6
                                                =========    =========      ======      =========

10.  COMMITMENTS AND CONTINGENCIES

LEASES

     The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2002 and 2009. Most of the leases contain renewal and purchase options based on prevailing fair market values.

     Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2001, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

                                                                             SUBLEASE
                                                              RENTAL         RENTALS
YEAR ENDING DECEMBER 31:                                     PAYMENTS       RECEIVABLE
------------------------                                     --------       ----------
2002.......................................................   $12.5            $ .6
2003.......................................................    10.6              .3
2004.......................................................     8.2              .1
2005.......................................................     6.3              --
2006.......................................................     5.0              --
Thereafter.................................................    11.6              --
                                                              -----            ----
                                                              $54.2            $1.0
                                                              =====            ====

     Total related rent expense was $12.5 million, $12.8 million and $11.2 million in 2001, 2000 and 1999, respectively, which was net of sublease income of $.3 million, $.9 million and $.5 million in 2001, 2000 and 1999, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated statements of financial condition.

     At December 31, 2001, the Company had outstanding limited partnership commitments of approximately $41.5 million. The Company had no outstanding mortgage loan commitments as of December 31, 2001.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. For bonds, cash collateral totaling 105% of market value plus accrued interest is required. For equities, cash collateral totaling 105% of market value is required. There were no securities lending positions at December 31, 2001 and 2000.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 2001 and 2000, carrying value of approximately $219.1 million and $276.0 million, respectively, in debt security investments (7.3% and 9.2%, respectively, of the total debt security portfolio) were considered "below investment grade". Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at December 31, 2001 of $15.1 million were non-income producing for the year ended December 31, 2001. Foregone interest related to non-income producing debt security investments totaled $2.7 million, $2.1 million and $1.2 million for the years ended December 31, 2001, 2000 and 1999, respectively.

     The Company had debt security investments that did not exceed 8% of total assets in any industry at both December 31, 2001 and 2000.

  Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     There was one mortgage loan totaling $.4 million and one mortgage loan totaling $.9 million in which payments on principal and/or interest were over 90 days past due as of December 31, 2001 and 2000, respectively. Foregone interest related to loans in default totaled $.2 million, $.3 million and $0 for the years ended December 31, 2001, 2000 and 1999, respectively.

     The Company had no loans outstanding in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LINES OF CREDIT

     The Company has approximately $50 million of available and unused lines of credit at December 31, 2001.

LITIGATION AND UNASSERTED CLAIMS

     On January 22, 2001, the Court of Common Pleas, Philadelphia, Pennsylvania, held a hearing on the fairness, reasonableness and adequacy of the proposed settlement relating to the sales practices class action. The settlement was approved by the Court by order dated January 29, 2001. The order became final on February 28, 2001. The Company believes that it has recorded an adequate provision for the cost of the settlement.

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the consolidated financial statements.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

11.  COMPREHENSIVE INCOME

     The components of other comprehensive income are as follows (in millions):

                                                      BEFORE        TAX
                                                        TAX      (EXPENSE)    NET OF TAX
                                                      AMOUNT      BENEFIT       AMOUNT
                                                      -------    ---------    ----------
YEAR ENDED DECEMBER 31, 2001:
Unrealized appreciation (depreciation) on
  securities........................................  $  40.5     $(14.1)       $ 26.4
Less: reclassification adjustment for losses
  realized in net income............................     11.6       (4.1)          7.5
                                                      -------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $  52.1     $(18.2)       $ 33.9
                                                      =======     ======        ======
YEAR ENDED DECEMBER 31, 2000:
Unrealized appreciation (depreciation) on
  securities........................................  $  (7.1)    $  2.5        $ (4.6)
Less: reclassification adjustment for losses
  realized in net income............................      2.9       (1.0)          1.9
                                                      -------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $  (4.2)    $  1.5        $ (2.7)
                                                      =======     ======        ======
YEAR ENDED DECEMBER 31, 1999:
Unrealized appreciation (depreciation) on
  securities........................................  $(122.3)    $ 42.8        $(79.5)
Less: reclassification adjustment for losses
  realized in net income............................      2.0        (.7)          1.3
                                                      -------     ------        ------
Net change in unrealized appreciation (depreciation)
  on securities.....................................  $(120.3)    $ 42.1        $(78.2)
                                                      =======     ======        ======

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONCLUDED)

12.  SEGMENT INFORMATION

     The Company has two operating segments: Insurance Protection and Asset Accumulation. The operating segments are distinguished by products and services offered, as well as marketing strategies employed. Substantially all revenues are derived from sales in the United States of America.

     The Insurance Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. The Asset Accumulation segment sells fixed, variable and group (pension) annuity products. The individual life and annuity products are distributed principally through Company-affiliated financial consultants, personal producing general agents and independent brokers and financial planners whereas the group annuity products are distributed primarily through employee field representatives and brokers.

     In addition to the two operating segments, the Company has an Other segment. The Other segment includes certain products no longer marketed by the Company, noninsurance operations and net investment income, realized capital gains/losses and revenues/expenses not attributable to the operating segments. The noninsurance operations consist of several subsidiaries operating in the broker/dealer, mutual fund and investment advisory industries.

     Management evaluates the performance of each segment independently and allocates resources based on current and anticipated requirements of each segment. Financial results of each segment include earnings from its business operations and earnings on the amount of equity considered necessary to support its business. Accounting policies followed by the segments are the same as those followed by the Company in preparing its consolidated financial statements as disclosed in Note 2. There are no significant intersegment transactions.

     Segment financial data as of and for the years ended December 31, 2001, 2000 and 1999 is as follows (in millions):


SEGMENT INCOME FOR THE YEAR                        INSURANCE        ASSET
ENDED DECEMBER 31, 2001                            PROTECTION    ACCUMULATION    OTHER      TOTAL
---------------------------                        ----------    ------------    ------    --------
Policy and contract charges......................   $  144.1       $   33.8      $   --    $  177.9
Premiums.........................................      164.7            1.6          .3       166.6
Net investment income............................      164.4          106.4        25.6       296.4
Other income.....................................        2.5            4.6        41.9        49.0
Net realized gains/(losses) on investments.......       (2.5)          (5.7)       (3.4)      (11.6)
                                                    --------       --------      ------    --------
     Total Revenues..............................      473.2          140.7        64.4       678.3
Policy and contract benefits.....................      201.4            6.7         1.6       209.7
Change in future policyholder benefits...........        1.3           77.5        (3.0)       75.8
Amortization of deferred policy acquisition
  costs..........................................       47.4           15.8          --        63.2
Other benefits and expenses......................      119.2           17.4        69.5       206.1
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      369.3          117.4        68.1       554.8
Income Before Income Taxes.......................      103.9           23.3        (3.7)      123.5
Income tax expense...............................       34.0            4.3        (8.3)       30.0
                                                    --------       --------      ------    --------
NET INCOME.......................................   $   69.9       $   19.0      $  4.6    $   93.5
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF DECEMBER 31, 2001...........   $4,743.7       $3,973.3      $475.0    $9,192.0
                                                    ========       ========      ======    ========

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONCLUDED)


SEGMENT INCOME FOR THE YEAR                        INSURANCE        ASSET
ENDED DECEMBER 31, 2000                            PROTECTION    ACCUMULATION    OTHER      TOTAL
---------------------------                        ----------    ------------    ------    --------
Policy and contract charges......................   $  136.2       $   37.4      $   --    $  173.6
Premiums.........................................      175.2           14.4          .3       189.9
Net investment income............................      166.9          113.9        36.4       317.2
Other income.....................................         .4            1.3        50.1        51.8
Net realized gains/(losses) on investments.......        (.7)          (2.5)         .3        (2.9)
                                                    --------       --------      ------    --------
     Total Revenues..............................      478.0          164.5        87.1       729.6
Policy and contract benefits.....................      203.4           11.9         2.4       217.7
Change in future policyholder benefits...........       (3.2)          89.1         (.8)       85.1
Amortization of deferred policy acquisition
  costs..........................................       68.4           17.9          --        86.3
Other benefits and expenses......................      124.4           16.9        44.3       185.6
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      393.0          135.8        45.9       574.7
Income Before Income Taxes.......................       85.0           28.7        41.2       154.9
Income tax expense...............................       30.0            8.4        11.1        49.5
                                                    --------       --------      ------    --------
NET INCOME.......................................   $   55.0       $   20.3      $ 30.1    $  105.4
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF DECEMBER 31, 2000...........   $4,692.2       $3,997.2      $474.1    $9,163.5
                                                    ========       ========      ======    ========



SEGMENT INCOME FOR THE YEAR                        INSURANCE        ASSET
ENDED DECEMBER 31, 1999                            PROTECTION    ACCUMULATION    OTHER      TOTAL
---------------------------                        ----------    ------------    ------    --------
Policy and contract charges......................   $  117.5       $   39.0      $   --    $  156.5
Premiums.........................................      189.1            8.0          .3       197.4
Net investment income............................      168.6          132.0        27.8       328.4
Other income.....................................        1.2            3.0        45.0        49.2
Net realized gains/(losses) on investments.......       (1.8)          (6.8)        6.6        (2.0)
                                                    --------       --------      ------    --------
     Total Revenues..............................      474.6          175.2        79.7       729.5
Policy and contract benefits.....................      198.5           10.9         2.0       211.4
Change in future policyholder benefits...........        4.2          101.6         6.3       112.1
Amortization of deferred policy acquisition
  costs..........................................       67.2           13.2          --        80.4
Other benefits and expenses......................      126.9           16.9        40.2       184.0
                                                    --------       --------      ------    --------
     Total Benefits and Expenses.................      396.8          142.6        48.5       587.9
Income Before Income Taxes.......................       77.8           32.6        31.2       141.6
Income tax expense...............................       30.7           13.4         3.5        47.6
                                                    --------       --------      ------    --------
NET INCOME.......................................   $   47.1       $   19.2      $ 27.7    $   94.0
                                                    ========       ========      ======    ========
SEGMENT ASSETS AS OF DECEMBER 31, 1999...........   $4,706.2       $4,268.3      $247.4    $9,221.9
                                                    ========       ========      ======    ========

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) Financial Statements

       All required financial statements are included in Part A and Part B of this Registration Statement.

        (1) (a)  Resolution of the Board of Directors of Provident Mutual
                 Life Insurance Company authorizing establishment of the Provident Mutual Variable Annuity Separate Account and subaccounts (the PMLIC Growth, Money Market, Bond, Managed,
                 Aggressive Growth and International subaccounts) dated
                 October 19, 1992.(6)
            (b) Resolution of the Executive Committee of the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of additional Subaccounts of the Provident Mutual Variable Annuity Separate Account dated
                 June 7, 1993 (the Fidelity High Income Bond; Fidelity
                 Equity-Income; Fidelity Growth; Fidelity Asset Manager;
                 Scudder Bond and Dreyfus Zero Coupon 2000 subaccounts).(6)
            (c)  Resolution of the Board of Directors of Provident Mutual
                 Life Insurance Company dated June 21, 1993 approving the minutes of Provident Mutual Life Insurance Company Executive
                 Committee dated June 7, 1993.(6)
            (d)  Resolution of the Board of Directors of Provident Mutual
                 Life Insurance Company authorizing the establishment of additional Subaccounts of the Provident Mutual Variable
                 Annuity Separate Account dated February 2, 2001 (the MFS
                 Emerging Growth, MFS Growth with Income, MFS New Discovery,
                 MFS Research, PIMCO High Yield Bond, PIMCO Total Return
                 Bond, VIP III Contrafund(R), VIP III Growth, VIP III Growth
                 Opportunities, and VIP III Overseas Subaccounts).(7)
            (e)  Resolution of the Board of Directors of Provident Mutual
                 Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments dated
                 February 2, 2001.(7)
        (2)      Not applicable.
        (3) (a)  Form of Underwriting Agreement among Provident Mutual Life
                 Insurance Company of Philadelphia, PML Securities Company and the Provident Mutual Variable Annuity Separate
                 Account.(1)
            (b)  Form of Selling Agreement between PML 1717 Capital
                 Management Company and Broker/Dealers.(2)
        (4) (a)  Individual Flexible Premium Deferred Variable Annuity
                 Contract (Form PM512).(6)
            (b)  Amendment of Contract Provisions Rider (PM470.13A).(1)
            (c)  Qualified Plan Rider (PM471).(1)
            (d)  403(b) Annuity Loan Rider (PM515).(1)
            (e)  Death Benefit Rider "Step Up" (PM547).(1)
            (f)  Simple IRA Rider (PM549).(1)
            (g)  SEP IRA Rider (PM550).(1)
            (h)  Amendment to Qualify Deferred Annuity Contract as an IRA
                 Rider (PM553).(1)
            (i)  Amendment to Qualify Deferred Annuity Contract as a TSA
                 Under 403(b) Rider (PM554).(1)
            (j)  Amendment for a Charitable Remainder Trust Rider (PM558).(1)
            (k)  Systematic Withdraw Plan Rider (PM600).(1)

        (5)      Form of Application and 1717 Capital Management Company
                 Suitability Statement.(1)
        (6) (a)  Restated Articles of Incorporation of Provident Mutual Life
                 Insurance Company.(2)
            (b)  By-Laws of Provident Mutual Life Insurance Company.(2)
        (7) Not applicable.
        (8) (a)  Participation Agreement by and among Market Street Fund,
                 Inc., Provident Mutual Life Insurance Company and PML
                 Securities, Inc.(2)
            (b)  Participation Agreement among Variable Insurance Products
                 Fund, Fidelity Distributors Corporation and Provident Mutual
                 Life Insurance Company.(2)
            (c)  Participation Agreement among Variable Insurance Products
                 Fund II, Fidelity Distributors Corporation and Provident
                 Mutual Life Insurance Company.(6)
            (d)  Participation Agreement among Scudder Variable Life
                 Investment Fund, Provident Mutual Life Insurance Company and
                 Providentmutual Life and Annuity Company of America.(1)
            (e)  Participation Agreement among OCC Accumulation Trust,
                 Provident Mutual Life Insurance Company and OCC
                 Distributors.(3)
            (f)  Participation Agreement among Van Eck Worldwide Insurance
                 Trust, Provident Mutual Life Insurance Company and Van Eck
                 Securities Corporation.(6)
            (g)  Form of Fund Participation Agreement among Strong Variable
                 Insurance Funds, Inc., Provident Mutual Life Insurance
                 Company and Strong Funds Distributors, Inc.(6)
            (h)  Reimbursement Agreement among Scudder, Stevens & Clark, Inc.
                 and Provident Mutual Life Insurance Company of Philadelphia and Provident Mutual Life and Annuity Company of America.(4)
            (i)  Participating Contract and Policy Agreement between Scudder
                 Investor Services, Inc. and PML Securities, Inc.(4)
            (j)  Fund Participation Agreement between Provident Mutual Life
                 Insurance Company of Philadelphia and Dreyfus Variable
                 Investment Fund.(3)
            (k)  Service Agreement between Providentmutual Life and Annuity
                 Company of America and Provident Mutual Life Insurance
                 Company of Philadelphia.(4)
            (l)  Service Agreement between Provident Mutual Life Insurance
                 Company and The Dreyfus Corporation.(6)
            (m)  Participation Agreement among Market Street Fund,
                 Providentmutual Life and Annuity Company of America and 1717
                 Capital Management Company.(8)
            (n)  Second Amendment to Participation Agreement among Provident
                 Mutual Life Insurance Company of Philadelphia, Variable
                 Insurance Products Fund, and Fidelity Distributors
                 Corporation.(10)
            (o)  Second Amendment to Participation Agreement among Provident
                 Mutual Life Insurance Company of Philadelphia, Variable
                 Insurance Products Fund II, and Fidelity Distributors
                 Corporation.(10)
            (p)  Addendum to Participation Agreement among Provident Mutual
                 Life Insurance Company, Providentmutual Life and Annuity
                 Company of America, Van Eck Investment Trust, and Van Eck
                 Securities Corporation.(10)
            (q)  First Amendment to Participation Agreement between Dreyfus
                 Variable Investment Fund and Provident Mutual Life Insurance
                 Company of Philadelphia.(10)
            (r)  Second Amendment to Participation Agreement between Dreyfus
                 Variable Investment Fund and Provident Mutual Life Insurance
                 Company of Philadelphia.(10)

            (s)  Participation Agreement by and among Provident Mutual Life
                 Insurance Company, Providentmutual Life and Annuity Company of America, Federated Securities Corp., and Insurance
                 Management Series.(3)
            (t)  Amendment to Participation Agreement by and among Provident
                 Mutual Life Insurance Company, Providentmutual Life and
                 Annuity Company of America, Federated Securities Corp., and
                 Insurance Management Series.
        (9) (a)  Opinion and Consent of James Bernstein, Esquire.(9)
        (9) (b)  Consent of James Bernstein, Esquire.
       (10) (a)  Consent of Sutherland Asbill & Brennan LLP.
            (b)  Consent of PricewaterhouseCoopers LLP, Independent
                 Accountants.
       (11) No financial statements will be omitted from Item 23.
       (12) Not applicable.
       (13) Schedule for computation of performance data.(5)
       (14) Powers of Attorney.(10)


---------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 5, filed on May 1, 1998, File No. 33-70926.
(2) Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.
(3) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 registration statement for Providentmutual Variable Annuity Separate Account, filed on April 25, 2000, File No. 33-65512.
(4) Incorporated herein by reference to Post-Effective Amendment No. 5, filed on May 1, 1998, File No. 33-65512.
(5) Incorporated herein by reference to Post-Effective Amendment No. 7, filed on April 30, 1999, File No. 33-65512.
(6) Incorporated herein by reference to Post-Effective Amendment No. 7 to this registration statement filed on April 25, 2000, File No. 33-70926.
(7) Incorporated herein by reference to Post-Effective Amendment No. 1 to Form S-6 registration statement for Providentmutual Variable Life Separate Account, filed on February 8, 2001, File No. 333-67775.
(8) Incorporated herein by reference to the Initial Filing to the Form N-4 registration statement, filed on April 5, 2001, File No. 333-58308.

(9) Incorporated herein by reference to Post-Effective Amendment No. 8 to this registration statement filed on April 26, 2001, File No. 33-70926.


(10)Incorporated herein by reference to Post-Effective Amendment No. 5, filed on April 19, 2002, File No. 333-71763.


Item 25.  Directors and Officers of the Depositor


    NAME AND PRINCIPAL BUSINESS ADDRESS*                POSITION AND OFFICES WITH DEPOSITOR
    ------------------------------------                -----------------------------------
Robert W. Kloss.............................  Chairman, President, and Chief Executive Officer
Bernard E. Anderson.........................  Director
  The Wharton School
  University of Pennsylvania
  Room 317, Vance Hall
  3701 Spruce Street
  Philadelphia, PA 19104

    NAME AND PRINCIPAL BUSINESS ADDRESS*                POSITION AND OFFICES WITH DEPOSITOR
    ------------------------------------                -----------------------------------
Dorothy M. Brown............................  Director
  1919 M Street, N.W.
  Suite 440
  Washington, DC 20036
Robert J. Casale............................  Director
  Brokerage Info. Svcs. Group
  2 Journal Square
  Jersey City, NJ 07306
Nicholas DeBenedictis.......................  Director
  Philadelphia Suburban Corporation
  762 Lancaster Ave.
  Bryn Mawr, PA 19010
Philip C. Herr II...........................  Director
  Herr, Potts & Herr
  Strafford Office Building
  Building #4
  175 Strafford Avenue
  Suite 314
  Wayne, PA 19087
J. Richard Jones............................  Director
  Insignia/ESG, Inc.
  1800 JFK Boulevard
  10th Floor
  Philadelphia, PA 19103
John P. Neafsey.............................  Director
  JN Associates
  13 Valley Road
  So. Norwalk, CT 06854
Charles L. Orr..............................  Director
  440 Davis Court #2119
  San Francisco, CA 94111
Harold A. Sorgenti..........................  Director
  Sorgenti Investment Partners
  Mellon Center, Suite 1313
  1735 Market Street
  Philadelphia, PA 19103
Joan C. Tucker**............................  Executive Vice President, Corporate Operations
Mary Lynn Finelli...........................  Executive Vice President and Chief Financial Officer
Alan F. Hinkle..............................  Executive Vice President and Chief Actuary
Mehran Assadi**.............................  Executive Vice President, Distribution/Marketing, and
                                              Chief Information Officer
Linda M. Springer...........................  Senior Vice President and Controller
Rosanne Gatta...............................  Vice President and Treasurer


---------------
 * The principal business address for each officer and director is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181, unless otherwise indicated.


**The address is 300 Continental Drive, Newark, Delaware 19713.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                                   PERCENT OF VOTING
            NAME                JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
            ----                ------------       -----------------         ------------------
Provident Mutual                Pennsylvania    Mutual Company             Life & Health Insurance
  Life Insurance Company
  (PMLIC)
Providentmutual Life and        Delaware        Ownership of all           Life & Health Insurance
  Annuity Company                               voting securities
  of America                                    by PMLIC
Provident Mutual                Delaware        Ownership of all voting    Life & Health Insurance
  International                                 securities by
  Life Insurance Company                        PMLIC
Providentmutual                 Pennsylvania    Ownership of all           Holding Company
  Holding Company (PHC)                         voting securities
                                                by PMLIC
1717 Capital Management         Pennsylvania    Ownership of all voting    Broker/Dealer and
  Company                                       securities by PHC          Investment Adviser
1717 Brokerage Services Inc.    Pennsylvania    Ownership of all voting    Insurance Agency
  (1717 BSI)                                    securities by PHC
Market Street Investment        Pennsylvania    Ownership of all voting    Investment Adviser
  Management Company                            securities by PHC
Washington Square               Pennsylvania    Ownership of all voting    Administrative Services
  Administrative Services,                      securities by PHC
  Inc.
Institutional Concepts, Inc.    New York        Ownership of all voting    Inactive
                                                securities by PHC
Provestco, Inc.                 Delaware        Ownership of all voting    Real Estate Investment
                                                securities by PHC
PNAM, Inc.                      Delaware        Ownership of all voting    Holding Company
                                                securities by PHC
Sigma American                  Delaware        Ownership of 80.2%         Investment Management
  Corporation (Sigma)                           voting securities by       and Advisory Services
                                                PHC and 19.8% by PMLIC
Providentmutual                 Delaware        Ownership of all voting    Investment Management
  Management Co., Inc.                          securities by Sigma        and Advisory Services
  (PMCI)
Software Development Co.        Delaware        Ownership of all           Inactive
                                                voting securities
                                                by PHC
Market Street Fund              Delaware        Affiliate                  Mutual Fund
                                (business
                                trust)
Four P Finance Company          Pennsylvania    Ownership of all voting    Inactive
                                                securities by PHC
RCMD Financial Services,        Delaware        Ownership of all voting    Holding Company
  Inc. (RCMD)                                   securities by PHC

                                                   PERCENT OF VOTING
            NAME                JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
            ----                ------------       -----------------         ------------------
1717 Advisory Services, Inc.    Pennsylvania    Ownership of all voting    Inactive
                                                securities by RCMD
                                                Financial Services
Providentmutual                 Delaware        Ownership of all voting    Inactive
  Distributors, Inc.                            securities by Sigma
RF Advisers, Inc.               Pennsylvania    Ownership of all voting    Inactive
                                                securities by Sigma
Delfi Realty Corporation        Delaware        Ownership of all voting    Inactive
                                                securities by Sigma
Providentmutual Financial       Delaware        Ownership of all voting    Investment Management
  Services, Inc.                                securities by PMCI         and Advisory Services
1717 Insurance Agency of        Massachusetts   Ownership of all voting    Insurance Agency
  Massachusetts, Inc.                           securities by 1717 B51
1717 Insurance Agency of        Texas           Affiliate                  Insurance Agency
  Texas, Inc.


Item 27.  Number of Policyowners


     As of March 1, 2002 there were a total of 2,207 individual flexible premium deferred variable annuity contracts (File No. 33-70926) in force -- 904 non-qualified and 1,303 qualified.


Item 28.  Indemnification

     The By-Laws of Provident Mutual Life Insurance Company provide, in part in
Article VIII, as follows:

                                  ARTICLE VIII

           INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

     Section 1. To the fullest extent permitted by Law, the Company shall indemnify any present, former, or future Director, officer, or employee of the Company or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, against the reasonable expenses, including attorney's fees, actually incurred in connection with the defense of any threatened, pending or completed action, suit or other proceeding whether civil, criminal, administrative or investigative to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, partnership, joint venture, trust or other enterprise or association, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment, penalty, damage, settlement amount, excise tax assessed with respect to an employee benefit plan or fine in any such action, suit or proceeding, including one by or in the right of the Company, a class of members or otherwise; except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer, or employee shall be adjudged to be liable for willful misconduct, or recklessness in the performance of his or her duty. The termination of any such action, suit or other proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere shall not itself be deemed an adjudication of willful misconduct or recklessness.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) 1717 Capital Management Company ("1717") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. 1717 is also principal underwriter for the Market Street Fund and the variable life separate accounts of PMLIC and the Providentmutual Variable Annuity Separate Account and Providentmutual Variable Life Insurance Separate Account.

     (b) The following information is furnished with respect to the officers and directors of 1717:


      NAME AND PRINCIPAL           POSITIONS AND OFFICES                POSITIONS AND OFFICES
      BUSINESS ADDRESS*                  WITH 1717                          WITH DEPOSITOR
      ------------------           ---------------------                ---------------------
Mehran Assadi.................  Director                      Executive Vice President,
                                                              Distribution/Marketing, and Chief
                                                              Information Officer
Mary Lynn Finelli.............  Director                      Executive Vice President and Chief
                                                              Financial Officer
Alan F. Hinkle................  Director                      Executive Vice President and Chief Actuary
Robert W. Kloss...............  Director                      Chairman, President, and Chief Executive
                                                              Officer
Joan C. Tucker................  Director                      Executive Vice President Corporate
                                                              Operations
Lance Reihl...................  President                     President, 1717 Capital Management Company
Bryan Pfister.................  Vice President                Director BD Operations
C. Richard Locher.............  Marketing Officer             Marketing Officer, 1717 Capital Management
                                                              Company
Rosanne Gatta.................  Treasurer                     Vice President and Treasurer
Anthony Giampietro............  Assistant Treasurer           Assistant Treasurer
Anthony Mastrangelo...........  Assistant Financial           None
                                Reporting Officer
Todd R. Miller................  Assistant Financial           Assistant Vice President -- Financial
                                Reporting Officer             Reporting
Alison Naylor.................  Compliance Officer            Compliance Officer
Linda M. Springer.............  Financial Reporting Officer   Senior Vice President and Controller
Kathleen A. Walsh.............  Vice President and Chief      Vice President and Chief Compliance
                                Compliance Officer            Officer
James D. Kestner..............  Director                      Vice President


---------------
* Principal business address is c/o Provident Mutual, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

     (c) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                 (2)             (3)           (4)          (5)
       NAME OF         NET UNDERWRITING  COMPENSATION
      PRINCIPAL         DISCOUNTS AND         ON        BROKERAGE
     UNDERWRITER         COMMISSIONS      REDEMPTION   COMMISSIONS  COMPENSATION
---------------------  ----------------  ------------  -----------  ------------
        1717                N/A             None           N/A          N/A

Item 30.  Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Provident Mutual Life Insurance Company at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 31.  Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. PMLIC and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurers on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

                        REPRESENTATION OF REASONABLENESS

     Provident Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Provident Mutual Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, Provident Mutual Variable Annuity Separate Account and the Provident Mutual Life Insurance Company certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment, and have duly caused this post-effective amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Berwyn, and the Commonwealth of Pennsylvania, on this 25th day of April, 2002.


                                            PROVIDENT MUTUAL VARIABLE ANNUITY
                                            SEPARATE ACCOUNT (REGISTRANT)

             Attest: /s/ JAMES BERNSTEIN                                   By: /s/ ROBERT W. KLOSS
   ----------------------------------------------             -------------------------------------------------
                   JAMES BERNSTEIN                                             ROBERT W. KLOSS
                                                                     Chairman of the Board of Directors,
                                                                   President, and Chief Executive Officer

                                            By: PROVIDENT MUTUAL LIFE INSURANCE
                                              COMPANY (DEPOSITOR)

             Attest: /s/ JAMES BERNSTEIN                                   By: /s/ ROBERT W. KLOSS
   ----------------------------------------------             -------------------------------------------------
                   JAMES BERNSTEIN                                             ROBERT W. KLOSS
                                                                     Chairman of the Board of Directors,
                                                                   President, and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2002.



                     SIGNATURES                                                TITLE
                     ----------                                                -----
                 /s/ ROBERT W. KLOSS                       Chairman of the Board of Directors,
-----------------------------------------------------        President, and Chief Executive Officer
                   ROBERT W. KLOSS                           (Principal Executive Officer)

                /s/ MARY LYNN FINELLI                      Executive Vice President and Chief Financial
-----------------------------------------------------        Officer (Principal Financial Officer)
                  MARY LYNN FINELLI

                /s/ LINDA M. SPRINGER                      Senior Vice President and Controller
-----------------------------------------------------        (Principal Accounting Officer)
                  LINDA M. SPRINGER

                          *                                Director
-----------------------------------------------------
                 BERNARD E. ANDERSON

                          *                                Director
-----------------------------------------------------
                  DOROTHY M. BROWN

                          *                                Director
-----------------------------------------------------
                  ROBERT J. CASALE

                          *                                Director
-----------------------------------------------------
                NICHOLAS DEBENEDICTIS

                          *                                Director
-----------------------------------------------------
                 PHILIP C. HERR, II

                          *                                Director
-----------------------------------------------------
                  J. RICHARD JONES

                          *                                Director
-----------------------------------------------------
                   JOHN P. NEAFSEY

                          *                                Director
-----------------------------------------------------
                   CHARLES L. ORR

                          *                                Director
-----------------------------------------------------
                 HAROLD A. SORGENTI

               By: /s/ JAMES BERNSTEIN
  -------------------------------------------------
                   JAMES BERNSTEIN
                  Attorney-in-Fact
            Pursuant to Power of Attorney

                                 EXHIBIT INDEX


EXHIBITS
--------
   (8)(t)     Amendment to Participation Agreement by and among Provident
              Mutual Life Insurance Company, Providentmutual Life and
              Annuity Company of America, Federated Securities Corp., and
              Insurance Management Series.
   (9)(b)     Consent of James Bernstein, Esquire.
  (10)(a)     Consent of Sutherland Asbill & Brennan LLP.
  (10)(b)     Consent of PricewaterhouseCoopers LLP, Independent
              Accountants.